UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2014

http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire International Equity Fund	25
Disclosure of Fund Expenses	29
Condensed Schedules of Investments:
Large Company Growth Portfolio	32
Large Company Value Portfolio	34
Small Company Growth Portfolio	36
Small Company Value Portfolio	38
Wilshire 5000 IndexSM Fund	40
Wilshire International Equity Fund	42
Statements of Assets and Liabilities	46
Statements of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights:
Large Company Growth Portfolio	57
Large Company Value Portfolio	59
Small Company Growth Portfolio	61
Small Company Value Portfolio	63
Wilshire 5000 IndexSM Fund	65
Wilshire International Equity Fund	69
Notes to Financial Statements	71
Additional Fund Information	83
Board Approval of Subadvisory Agreement	84

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2014 to June 30, 2014, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 IndexSM, returned 7.01% during the first half of the year and posted its eighth consecutive quarterly gain. After experiencing losses to start the year, the index finished the period strong and is up almost 25% since June 30 of last year. During the first six months of the year, large-cap stocks outpaced small-cap stocks, with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively, while value stocks outperformed growth-oriented securities across capitalizations.

All sectors posted positive performance for the first six months of the year. After a strong first quarter for Health Care and Utilities, Energy excelled in the second quarter. Through June 30, 2014, Utilities, Energy, and Health Care were the best performing sectors returning 17.97%, 14.05% and 10.06%, respectively, while Consumer Discretionary lagged all other sectors returning 1.12%.

International Equity Market

International equities also advanced in the first half of the year as the MSCI EAFE Index rose 4.78%. After trailing their developed market counterparts by over 25% in 2013, emerging markets finished the period strong, leading foreign developed markets from April through June. The MSCI Emerging Markets Index rose 6.14% through June 30, 2014. Geopolitical tensions have dominated headlines this year, particularly within emerging market economies. Through the first half of the year, battles between the Iraqi government and rebel forces and the ongoing escalation of tensions between Russia and Ukraine over Crimea have largely been ignored by investors. After a slow start to the year, Asian markets finished with a strong second quarter. The MSCI Japan Index rose 6.66% in the second quarter after worries over April’s tax hike dissipated. The MSCI China Index also rallied in the second quarter, returning 5.52% as concerns over slowing economic growth were overshadowed by indications of possible economic reform.

Bond Market

Fixed income markets rallied throughout the first half of the year. The broad fixed-income market posted positive returns as the Barclays U.S. Aggregate Bond Index returned 3.93% year-to-date. During the first quarter, despite overnight rates maintaining their near-zero levels, most short-maturity yields rose over the quarter, flattening the yield curve and leading to exceptionally strong performance by long-dated Treasury paper. In the second quarter, investors again looked to longer-maturity and higher-credit risk paper in search of yield. The Barclays U.S. Long Treasury Bond Index and the Barclays U.S. Corporate High Yield Index rose 12.14% and 5.46%, respectively. After rallying at the end of 2013 to the surprise of many investors, the 10 year U.S. Treasury rate fell 51 basis points through the first six months of the year, yielding 2.53% on June 30.

Wilshire Mutual Funds Letter to Shareholders - (Continued)

Fund Performance Review

For the six months ended June 30, 2014, the Large Company Growth Portfolio Institutional Class returned 2.70%, underperforming the Russell 1000 Growth Index by 3.61%. For the six months ended June 30, 2014, the Large Company Value Portfolio Institutional Class returned 7.31%, underperforming the Russell 1000 Value Index by 0.97%. For the six months ended June 30, 2014, the Small Company Growth Portfolio Institutional Class returned 1.03%, underperforming the Russell 2000 Growth Index by 1.19%. For the six months ended June 30, 2014, the Small Company Value Portfolio Institutional Class returned 3.90%, underperforming the Russell 2000 Value Index by 0.30%. For the six months ended June 30, 2014, the Wilshire 5000 IndexSM Fund Institutional Class returned 7.16%, outperforming the Wilshire 5000 IndexSM by 0.15%. For the six months ended June 30, 2014, the Wilshire International Equity Fund Institutional Class returned 2.80%, underperforming the MSCI All Country World Index Ex-U.S. by 2.76%. While the Funds struggled in the first half of 2014, we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds, Inc.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

In addition to the normal risks associated with investing, international investments may involves risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal.

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	2.55%
One Year Ended 06/30/14	22.69%
Five Years Ended 06/30/14	16.71%
Ten Years Ended 06/30/14	6.67%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	6.31%
One Year Ended 06/30/14	26.92%
Five Years Ended 06/30/14	19.24%
Ten Years Ended 06/30/14	8.20%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	2.70%
One Year Ended 06/30/14	23.04%
Five Years Ended 06/30/14	17.09%
Ten Years Ended 06/30/14	7.03%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	6.31%
One Year Ended 06/30/14	26.92%
Five Years Ended 06/30/14	19.24%
Ten Years Ended 06/30/14	8.20%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to a strong start as the Wilshire 5000 Total Market IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 Total Market IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 Total Market IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 Total Market IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Wilshire Large Company Growth Portfolio Institutional Class returned 2.70% for the first six months of 2014, underperforming the Russell 1000 Growth Index return of 6.31% by 3.61%. While Fund performance was hindered by poor stock selection in Consumer Discretionary, Consumer Staples, and Health Care sectors, it benefited from positive stock selection in the Industrials sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.18%
One Year Ended 06/30/14	23.53%
Five Years Ended 06/30/14	18.39%
Ten Years Ended 06/30/14	6.76%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	8.28%
One Year Ended 06/30/14	23.81%
Five Years Ended 06/30/14	19.23%
Ten Years Ended 06/30/14	8.03%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.31%
One Year Ended 06/30/14	23.85%
Five Years Ended 06/30/14	18.66%
Ten Years Ended 06/30/14	7.01%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	8.28%
One Year Ended 06/30/14	23.81%
Five Years Ended 06/30/14	19.23%
Ten Years Ended 06/30/14	8.03%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to a strong start as the Wilshire 5000 Total Market IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 Total Market IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 Total Market IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 Total Market IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Wilshire Large Company Value Portfolio Institutional Class returned 7.31% for the first six months of 2014, underperforming the Russell 1000 Value Index return of 8.28% by 0.97%. While Fund performance was hindered by poor stock selection in the Financials, Consumer Discretionary, and Health Care sectors, it benefited from positive stock selection in the Energy, Industrials, and Information Technology sectors.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	0.92%
One Year Ended 06/30/14	20.98%
Five Years Ended 06/30/14	20.46%
Ten Years Ended 06/30/14	8.16%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	2.22%
One Year Ended 06/30/14	24.73%
Five Years Ended 06/30/14	20.56%
Ten Years Ended 06/30/14	9.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	1.03%
One Year Ended 06/30/14	21.34%
Five Years Ended 06/30/14	20.76%
Ten Years Ended 06/30/14	8.43%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	2.22%
One Year Ended 06/30/14	24.73%
Five Years Ended 06/30/14	20.56%
Ten Years Ended 06/30/14	9.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to a strong start as the Wilshire 5000 Total Market IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 Total Market IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 Total Market IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 Total Market IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Wilshire Small Company Growth Portfolio Institutional Class returned 1.03% for the first six months of 2014, underperforming the Russell 2000 Growth Index return of 2.22% by 1.19%. While Fund performance was hindered by poor stock selection in the Information Technology and Industrials sectors, it benefited from positive stock selection in the Health Care sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	3.74%
One Year Ended 06/30/14	26.06%
Five Years Ended 06/30/14	20.97%
Ten Years Ended 06/30/14	8.39%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	4.20%
One Year Ended 06/30/14	22.54%
Five Years Ended 06/30/14	19.88%
Ten Years Ended 06/30/14	8.24%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	3.90%
One Year Ended 06/30/14	26.48%
Five Years Ended 06/30/14	21.34%
Ten Years Ended 06/30/14	8.75%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14**	4.20%
One Year Ended 06/30/14	22.54%
Five Years Ended 06/30/14	19.88%
Ten Years Ended 06/30/14	8.24%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to a strong start as the Wilshire 5000 Total Market IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 Total Market IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 Total Market IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 Total Market IndexSM Index were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Wilshire Small Company Value Portfolio Institutional Class returned 3.90% for the first six months of 2014, underperforming the Russell 2000 Value Index return of 4.20% by 0.30%. While Fund performance was hindered by poor stock selection in the Financials and Consumer Staples sectors, it benefited from positive stock selection in the Information Technology and Industrials sectors.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.03%
One Year Ended 06/30/14	24.47%
Five Years Ended 06/30/14	18.51%
Ten Years Ended 06/30/14	7.52%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/14**	7.01%
One Year Ended 06/30/14	24.96%
Five Years Ended 06/30/14	19.16%
Ten Years Ended 06/30/14	8.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.16%
One Year Ended 06/30/14	24.68%
Five Years Ended 06/30/14	18.77%
Ten Years Ended 06/30/14	7.76%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/14**	7.01%
One Year Ended 06/30/14	24.96%
Five Years Ended 06/30/14	19.16%
Ten Years Ended 06/30/14	8.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.31%
One Year Ended 06/30/14	24.14%
Five Years Ended 06/30/14	18.96%
Ten Years Ended 06/30/14	7.65%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/14**	7.01%
One Year Ended 06/30/14	24.96%
Five Years Ended 06/30/14	19.16%
Ten Years Ended 06/30/14	8.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	7.11%
One Year Ended 06/30/14	24.49%
Five Years Ended 06/30/14	18.48%
Ten Years Ended 06/30/14	7.48%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/14**	7.01%
One Year Ended 06/30/14	24.96%
Five Years Ended 06/30/14	19.16%
Ten Years Ended 06/30/14	8.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The U.S. stock market got off to a strong start as the Wilshire 5000 Total Market IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 Total Market IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 Total Market IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 Total Market IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Wilshire 5000 IndexSM Fund Institutional Class returned 7.16% for the first six months of 2014, slightly outperforming the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 7.01% by 0.15%. The outperformance is attributable to the optimization approach utilized by Los Angeles Capital Management and Equity Research Inc., the subadviser to the Fund, and is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	2.68%
One Year Ended 06/30/14	17.08%
Five Years Ended 06/30/14	12.76%
Inception (11/16/07) through 06/30/14	1.70%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)
Average Annual Total Return

Six Months Ended 06/30/14**	5.56%
One Year Ended 06/30/14	21.75%
Five Years Ended 06/30/14	11.11%
Inception (11/16/07) through 06/30/14	0.80%

MSCI EAFE INDEX(2)
Average Annual Total Return

Six Months Ended 06/30/14**	4.78%
One Year Ended 06/30/14	23.57%
Five Years Ended 06/30/14	11.77%
Inception (11/16/07) through 06/30/14	1.02%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, 0.17% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.
(1)
Effective May 2014, the Fund changed its benchmark to the MSCI All Country World Ex-U.S. Index, because it is more reflective of the Fund’s investment strategy. The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

(2)
The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire International Equity Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/14**	2.80%
One Year Ended 06/30/14	17.26%
Five Years Ended 06/30/14	12.98%
Inception (11/16/07) through 06/30/14	1.96%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)
Average Annual Total Return

Six Months Ended 06/30/14**	5.56%
One Year Ended 06/30/14	21.75%
Five Years Ended 06/30/14	11.11%
Inception (11/16/07) through 06/30/14	0.80%

MSCI EAFE INDEX(2)
Average Annual Total Return

Six Months Ended 06/30/14**	4.78%
One Year Ended 06/30/14	23.57%
Five Years Ended 06/30/14	11.77%
Inception (11/16/07) through 06/30/14	1.02%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2014, 0.05% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.
(1)
Effective May 2014, the Fund changed its benchmark to the MSCI All Country World Ex-U.S. Index, because it is more reflective of the Fund’s investment strategy. The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

(2)
The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary - (Continued)

International stock markets underperformed the U.S. as the MSCI All Country World Ex-U.S. Index returned 5.56% in the first half of the year. The escalation of tensions between Russia and Ukraine threatened to impact important energy trade flows between Eastern and Western Europe, with much of the West proposing sanctions against Russia in response to its absorption of Crimea. The deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

All sectors within the MSCI All Country World Ex-U.S. Index were positive year-to-date. Utilities (14.46%), Energy (12.88%), and Health Care (11.86%) performed strongly, while Telecom Services (1.49%) and Consumer Discretionary (3.02%) lagged the broader market during the first half of the year.

The Wilshire International Equity Fund Institutional Class returned 2.80% for the first six months of 2014, underperforming the MSCI All Country World Ex-U.S. Index return of 5.56% by 2.76%. While Fund performance was hindered by poor stock selection in the Consumer Staples, Energy, and Consumer Discretionary sectors, it benefited from positive stock selection in the Financials sector as well as an overweight allocation to the strongly performing Health Care sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2014)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expense Ratio(1)	Expenses Paid During Period 01/01/14-06/30/14(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,025.50	1.37%	$6.87
Institutional Class	$1,000.00	$1,027.00	1.06%	$5.35
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.01	1.37%	$6.84
Institutional Class	$1,000.00	$1,019.52	1.06%	$5.33
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,071.80	1.23%	$6.30
Institutional Class	$1,000.00	$1,073.10	0.96%	$4.92
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.72	1.23%	$6.13
Institutional Class	$1,000.00	$1,020.04	0.96%	$4.80
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,009.20	1.41%	$7.00
Institutional Class	$1,000.00	$1,010.30	1.15%	$5.72
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.82	1.41%	$7.03
Institutional Class	$1,000.00	$1,019.10	1.15%	$5.75
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,037.40	1.43%	$7.21
Institutional Class	$1,000.00	$1,039.00	1.13%	$5.70
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.72	1.43%	$7.14
Institutional Class	$1,000.00	$1,019.20	1.13%	$5.64

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expense Ratio(1)	Expenses Paid During Period 01/01/14-06/30/14(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,070.30	0.62%	$3.18
Institutional Class	$1,000.00	$1,071.60	0.42%	$2.15
Qualified Class	$1,000.00	$1,073.10	0.00%	$—(3)
Horace Mann Class	$1,000.00	$1,071.10	0.60%	$3.06
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.72	0.62%	$3.10
Institutional Class	$1,000.00	$1,022.72	0.42%	$2.10
Qualified Class	$1,000.00	$1,024.79	0.00%	$—(3)
Horace Mann Class	$1,000.00	$1,021.84	0.60%	$2.99
Wilshire International Equity Fund
Actual Fund Return
Investment Class	$1,000.00	$1,026.80	1.50%	$7.54
Institutional Class	$1,000.00	$1,028.00	1.25%	$6.29
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Class	$1,000.00	$1,018.59	1.25%	$6.26

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)
There were no expenses accrued in the Wilshire 5000 IndexSM Fund Qualified Class for the six months ended June 30, 2014 due to the low average net assets (of approximately $182) relative to the other classes of this Fund.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.5%††
Consumer Discretionary — 22.3%
21,199	Amazon.com, Inc.†	2.4	$6,885,011
60,207	Comcast Corp., Class A(a)	1.2	3,231,912
51,685	Home Depot, Inc. (The)	1.5	4,184,418
46,825	Johnson Controls, Inc.(a)	0.8	2,337,972
37,550	Michael Kors Holdings, Ltd.† (a)	1.2	3,328,807
21,775	Mohawk Industries, Inc.†	1.1	3,012,353
43,503	NIKE, Inc., Class B	1.2	3,373,658
4,535	Priceline Group, Inc.†	1.9	5,455,605
145,506	PulteGroup, Inc.	1.0	2,933,401
112,103	Starbucks Corp.	3.1	8,674,530
45,400	Tractor Supply Co.	1.0	2,742,160
90,950	Twenty-First Century Fox, Inc., Class A(a)	1.1	3,196,893
269,229	Other Securities	4.8	13,398,965
			62,755,685
Consumer Staples — 4.8%
43,405	Monster Beverage Corp.†	1.1	3,083,057
164,760	Other Securities	3.7	10,434,038
			13,517,095
Energy — 6.1%
63,725	FMC Technologies, Inc.†	1.4	3,891,686
57,150	Halliburton Co.	1.4	4,058,221
29,215	Schlumberger, Ltd.	1.2	3,445,909
165,215	Other Securities	2.1	5,767,781
			17,163,597
Financials — 6.6%
18,850	Affiliated Managers Group, Inc.†	1.4	3,871,790
134,300	Charles Schwab Corp. (The)	1.3	3,616,699
31,757	CME Group, Inc., Class A(a)	0.8	2,253,159
47,467	First Republic Bank(a)	0.9	2,610,210
84,873	Other Securities	2.2	6,358,921
			18,710,779
Health Care — 15.8%
27,689	Alexion Pharmaceuticals, Inc.†	1.5	4,326,406
14,448	Biogen Idec, Inc.†	1.6	4,555,599
165,486	Catamaran Corp.† (a)	2.6	7,307,862
63,183	Celgene Corp.†	1.9	5,426,156
53,450	Cerner Corp.†	1.0	2,756,951
112,621	Gilead Sciences, Inc.†	3.3	9,337,407
23,476	Pharmacyclics, Inc.†	0.8	2,106,032

Shares		Percentage of Net Assets (%)	Value
Health Care (continued)
143,578	Other Securities	3.1	$8,726,738
			44,543,151
Industrials — 9.9%
25,075	Canadian Pacific Railway, Ltd.(a)	1.6	4,542,086
25,800	Cummins, Inc.	1.4	3,980,682
49,115	Fastenal Co.(a)	0.8	2,430,702
27,885	Fluor Corp.(a)	0.8	2,144,357
21,453	Precision Castparts Corp.	1.9	5,414,737
144,727	Other Securities	3.4	9,316,145
			27,828,709
Information Technology — 28.9%
57,875	Adobe Systems, Inc.†	1.5	4,187,835
13,900	Alliance Data Systems Corp.† (a)	1.4	3,909,375
82,334	Apple, Inc.	2.7	7,651,299
148,232	Facebook, Inc., Class A†	3.5	9,974,531
13,737	Google, Inc., Class A†	2.9	8,031,612
13,639	Google, Inc., Class C†	2.8	7,846,244
81,710	Micron Technology, Inc.†	1.0	2,692,345
47,260	Microsoft Corp.	0.7	1,970,742
104,069	Rackspace Hosting, Inc.† (a)	1.2	3,502,963
84,531	Salesforce.com, Inc.† (a)	1.7	4,909,560
42,975	Splunk, Inc.† (a)	0.8	2,377,807
42,241	Visa, Inc., Class A	3.2	8,900,601
28,975	VMware, Inc., Class A† (a)	1.0	2,805,070
275,135	Other Securities	4.5	12,642,783
			81,402,767
Materials — 4.6%
29,950	Ecolab, Inc.	1.2	3,334,633
32,654	Monsanto Co.	1.4	4,073,260
9,779	Sherwin-Williams Co. (The)(a)	0.7	2,023,373
81,947	Other Securities	1.3	3,486,074
			12,917,340
Telecommunication Services — 0.5%
41,921	Other Securities	0.5	1,514,615

Utilities — 0.0%
6,760	Other Securities	0.0	105,118

Total Common Stock
(Cost $208,666,489)			280,458,856

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 17.0%
2,035,498	Northern Trust Institutional Government Select Portfolio, 0.010%	0.7	$2,035,498
45,994,127	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	16.3	45,994,127

Total Short-Term Investments
(Cost $48,029,625)			48,029,625

Total Investments — 116.5%
(Cost $256,696,114)			328,488,481
Other Assets & Liabilities, Net — (16.5)%			(46,464,762)

NET ASSETS — 100.0%			$282,023,719

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $45,083,512 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $45,994,127 (Note 6).

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2014, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.6%††
Consumer Discretionary — 8.2%
57,755	General Motors Co.	1.3	$2,096,506
18,968	Omnicom Group, Inc.	0.8	1,350,901
108,347	Staples, Inc.(a)	0.8	1,174,481
13,375	TRW Automotive Holdings Corp.† (a)	0.8	1,197,330
207,983	Other Securities	4.5	7,362,758
			13,181,976
Consumer Staples — 4.4%
14,905	Procter & Gamble Co. (The)	0.7	1,171,384
15,675	Wal-Mart Stores, Inc.	0.7	1,176,722
155,432	Other Securities	3.0	4,757,014
			7,105,120
Energy — 14.0%
10,766	Apache Corp.	0.7	1,083,275
44,928	BP PLC ADR	1.5	2,369,952
41,820	Chesapeake Energy Corp.(a)	0.8	1,299,766
10,148	Chevron Corp.	0.8	1,324,821
15,667	ConocoPhillips(a)	0.8	1,343,132
14,470	Devon Energy Corp.(a)	0.7	1,148,918
55,323	Exxon Mobil Corp.	3.5	5,569,920
10,991	Occidental Petroleum Corp.	0.7	1,128,006
31,910	Royal Dutch Shell PLC ADR, Class A(a)	1.6	2,628,427
72,205	Other Securities	2.9	4,554,159
			22,450,376
Financials — 29.6%
35,300	American International Group, Inc.	1.2	1,926,674
258,174	Bank of America Corp.	2.5	3,968,134
38,591	Citigroup, Inc.	1.1	1,817,636
78,750	Fifth Third Bancorp	1.0	1,681,313
9,599	Goldman Sachs Group, Inc. (The)	1.0	1,607,256
64,369	JPMorgan Chase & Co.	2.3	3,708,942
47,613	MetLife, Inc.	1.7	2,645,378
47,850	Morgan Stanley	1.0	1,546,990
25,859	PNC Financial Services Group, Inc.	1.4	2,302,744
104,675	Regions Financial Corp.	0.7	1,111,649
17,330	State Street Corp.	0.7	1,165,616
55,800	UBS AG(a)	0.6	1,022,256
42,350	Voya Financial, Inc.	1.0	1,538,999

Shares		Percentage of Net Assets (%)	Value
Financials (continued)
38,488	Wells Fargo & Co.	1.3	$2,022,929
26,175	Willis Group Holdings PLC	0.7	1,133,377
522,573	Other Securities	11.4	18,110,597
			47,310,490
Health Care — 12.7%
34,446	Abbott Laboratories	0.9	1,408,841
18,575	Aetna, Inc.	0.9	1,506,061
9,275	Becton Dickinson and Co.	0.7	1,097,232
13,550	Cigna Corp.	0.8	1,246,193
21,059	Johnson & Johnson	1.4	2,203,193
34,323	Merck & Co., Inc.	1.2	1,985,586
78,659	Pfizer, Inc.	1.5	2,334,599
182,384	Other Securities	5.3	8,556,106
			20,337,811
Industrials — 8.1%
103,966	General Electric Co.	1.7	2,732,226
11,645	Parker Hannifin Corp.	0.9	1,464,126
182,731	Other Securities	5.5	8,694,092
			12,890,444
Information Technology — 12.5%
48,879	Cisco Systems, Inc.	0.7	1,214,643
120,334	Hewlett-Packard Co.	2.5	4,052,849
80,170	Intel Corp.(a)	1.6	2,477,253
27,998	Microsoft Corp.	0.7	1,167,517
32,250	Oracle Corp.	0.8	1,307,092
350,357	Other Securities	6.2	9,785,983
			20,005,337
Materials — 3.3%
197,265	Other Securities	3.3	5,277,144

Telecommunication Services — 1.8%
49,441	AT&T, Inc.(a)	1.1	1,748,234
73,903	Other Securities	0.7	1,080,372
			2,828,606
Utilities — 4.0%
92,184	AES Corp. (The)	0.9	1,433,461
14,600	Entergy Corp.(a)	0.8	1,198,514
29,380	Exelon Corp.(a)	0.7	1,071,783
56,112	Other Securities	1.6	2,691,282
			6,395,040
Total Common Stock
(Cost $126,791,829)			157,782,344

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 17.0%
1,282,724	Northern Trust Institutional Government Select Portfolio, 0.010%	0.8	$1,282,724
25,836,440	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	16.2	25,836,440

Total Short-Term Investments			27,119,164
(Cost $27,119,164)

Total Investments — 115.6%
(Cost $153,910,993)			184,901,508
Other Assets & Liabilities, Net — (15.6)%			(24,892,095)

NET ASSETS — 100.0%			$160,009,413

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $25,309,448 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $25,836,440. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $31,126 (Note 6).

ADR — American Depositary Receipt
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2014, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.9%
Consumer Discretionary — 16.7%
5,704	Asbury Automotive Group, Inc.†	1.3	$392,093
4,549	Capella Education Co.	0.8	247,420
2,290	Deckers Outdoor Corp.† (a)	0.7	197,696
4,870	Dorman Products, Inc.† (a)	0.8	240,188
4,110	G-III Apparel Group, Ltd.† (a)	1.1	335,623
2,860	Group 1 Automotive, Inc.(a)	0.8	241,127
6,700	Monro Muffler Brake, Inc.(a)	1.2	356,373
5,396	Red Robin Gourmet Burgers, Inc.† (a)	1.2	384,195
22,718	Sonic Corp.† (a)	1.6	501,613
8,661	Steven Madden, Ltd.† (a)	1.0	297,072
84,926	Other Securities	6.2	1,956,757
			5,150,157
Consumer Staples — 4.8%
4,020	J&J Snack Foods Corp.	1.2	378,362
7,724	TreeHouse Foods, Inc.† (a)	2.0	618,461
18,242	Other Securities	1.6	471,828
			1,468,651
Energy — 5.9%
13,180	Comstock Resources, Inc.(a)	1.2	380,111
12,145	Matador Resources Co.† (a)	1.1	355,606
6,400	PDC Energy, Inc.†	1.3	404,160
41,632	Other Securities	2.3	687,246
			1,827,123
Financials — 10.2%
8,300	Bank of the Ozarks, Inc.(a)	0.9	277,635
5,910	Home BancShares, Inc.(a)	0.7	193,966
7,710	Iberiabank Corp.(a)	1.7	533,455
5,221	MarketAxess Holdings, Inc.(a)	0.9	282,247
21,130	PrivateBancorp, Inc., Class A(a)	2.0	614,038
48,768	Other Securities	4.0	1,249,406
			3,150,747
Health Care — 21.8%
9,070	Air Methods Corp.† (a)	1.5	468,465
24,699	Akorn, Inc.† (a)	2.7	821,242
14,782	Cambrex Corp.† (a)	1.0	305,988
10,154	Cantel Medical Corp.	1.2	371,840
8,160	Centene Corp.†	2.0	616,977
8,830	ICON PLC†	1.3	415,981
9,850	Lannett Co., Inc.† (a)	1.6	488,757

Shares		Percentage of Net Assets (%)	Value
Health Care (continued)
9,630	Medidata Solutions, Inc.† (a)	1.3	$412,260
8,004	PAREXEL International Corp.†	1.4	422,931
9,549	Prestige Brands Holdings, Inc.† (a)	1.0	323,616
107,663	Other Securities	6.8	2,094,636
			6,742,693
Industrials — 16.1%
6,990	Beacon Roofing Supply, Inc.†	0.7	231,509
3,570	Chart Industries, Inc.† (a)	1.0	295,382
9,980	EnerSys, Inc.(a)	2.2	686,524
9,400	Healthcare Services Group, Inc.(a)	0.9	276,736
15,550	KEYW Holding Corp.† (a)	0.6	195,464
3,520	Proto Labs, Inc.† (a)	0.9	288,358
8,520	Saia, Inc.† (a)	1.2	374,284
25,880	Wabash National Corp.† (a)	1.2	368,790
19,330	Wesco Aircraft Holdings, Inc.† (a)	1.2	385,827
73,485	Other Securities	6.2	1,871,728
			4,974,602
Information Technology — 21.2%
24,801	Applied Micro Circuits Corp.† (a)	0.9	268,099
20,679	Aruba Networks, Inc.† (a)	1.2	362,296
10,951	Ellie Mae, Inc.† (a)	1.1	340,905
6,670	Envestnet, Inc.† (a)	1.1	326,296
17,890	InvenSense, Inc., Class A† (a)	1.3	405,924
16,193	MAXIMUS, Inc.	2.3	696,623
2,660	OpenTable, Inc.† (a)	0.9	275,576
9,750	Silicon Laboratories, Inc.†	1.6	480,188
3,910	SPS Commerce, Inc.† (a)	0.8	247,073
133,593	Other Securities	10.0	3,154,384
			6,557,364
Materials — 1.7%
25,713	Other Securities	1.7	525,358

Telecommunication Services — 0.5%
16,656	Other Securities	0.5	135,058

Total Common Stock
(Cost $24,699,264)			30,531,753

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 49.8%
416,514	Northern Trust Institutional Government Select Portfolio, 0.010%	1.4	$416,514
14,957,923	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	48.4	14,957,923

Total Short-Term Investments
(Cost $15,374,437)			15,374,437

RIGHT — 0.0%

Number of Rights
180	Other Securities	0.0	360
Total Right
(Cost $—)			360

Total Investments — 148.7%
(Cost $40,073,701)			45,906,550
Other Assets & Liabilities, Net — (48.7)%			(15,029,134)

NET ASSETS — 100.0%			$30,877,416

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $15,025,438 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $14,957,923. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $410,769 (Note 6).

Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2014, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 97.2%††
Consumer Discretionary — 8.3%
21,985	Express, Inc.† (a)	1.1	$374,405
3,225	Harman International Industries, Inc.	1.0	346,462
23,816	Hooker Furniture Corp.	1.1	384,390
22,346	Stoneridge, Inc.† (a)	0.7	239,549
76,674	Other Securities	4.4	1,511,647
			2,856,453
Consumer Staples — 4.5%
20,875	Elizabeth Arden, Inc.† (a)	1.3	447,142
11,130	Inter Parfums, Inc.(a)	1.0	328,892
2,895	TreeHouse Foods, Inc.† (a)	0.7	231,803
29,386	Other Securities	1.5	517,649
			1,525,486
Energy — 7.3%
11,100	Comstock Resources, Inc.(a)	0.9	320,124
29,910	Key Energy Services, Inc.† (a)	0.8	273,377
45,805	McDermott International, Inc.† (a)	1.1	370,562
106,187	Other Securities	4.5	1,546,343
			2,510,406
Financials — 25.9%
15,870	Astoria Financial Corp.(a)	0.6	213,452
17,596	Capstead Mortgage Corp.‡ (a)	0.7	231,387
35,390	Forestar Group, Inc.† (a)	2.0	675,595
6,640	PacWest Bancorp	0.8	286,649
3,034	Platinum Underwriters Holdings, Ltd.(a)	0.6	196,755
10,937	PrivateBancorp, Inc., Class A	0.9	317,829
7,489	Texas Capital Bancshares, Inc.†	1.2	404,032
6,609	Webster Financial Corp.	0.6	208,448
20,028	Western Alliance Bancorp† (a)	1.4	476,666
343,209	Other Securities	17.1	5,880,160
			8,890,973
Health Care — 6.1%
4,890	Analogic Corp.(a)	1.1	382,594
10,525	Impax Laboratories, Inc.† (a)	0.9	315,434
13,305	Sagent Pharmaceuticals, Inc.† (a)	1.0	344,068
37,816	Other Securities	3.1	1,055,045
			2,097,141

Shares		Percentage of Net Assets (%)	Value
Industrials — 15.4%
12,697	Albany International Corp., Class A(a)	1.4	$481,978
8,059	Astronics Corp.† (a)	1.3	454,931
3,580	EnerSys, Inc.(a)	0.7	246,268
3,635	Esterline Technologies Corp.† (a)	1.2	418,461
20,250	GP Strategies Corp.† (a)	1.5	524,070
23,072	Griffon Corp.(a)	0.8	286,093
21,945	Marten Transport, Ltd.(a)	1.4	490,471
13,380	Orbital Sciences Corp.† (a)	1.1	395,379
105,204	Other Securities	6.0	1,987,261
			5,284,912
Information Technology — 19.9%
8,775	Coherent, Inc.† (a)	1.7	580,642
27,810	Entegris, Inc.† (a)	1.1	382,248
5,465	Euronet Worldwide, Inc.†	0.8	263,632
35,130	GSI Group, Inc.† (a)	1.3	447,205
34,675	Integrated Device Technology, Inc.†	1.6	536,075
28,122	International Rectifier Corp.†	2.3	784,604
70,650	Lattice Semiconductor Corp.† (a)	1.7	582,862
5,180	Methode Electronics, Inc.(a)	0.6	197,928
27,110	Microsemi Corp.† (a)	2.1	725,464
23,010	Mitel Networks Corp.†	0.7	242,525
6,790	MKS Instruments, Inc.(a)	0.6	212,120
99,973	Other Securities	5.4	1,872,910
			6,828,215
Materials — 6.5%
13,435	Boise Cascade Co.† (a)	1.1	384,778
4,095	Deltic Timber Corp.(a)	0.7	247,420
9,484	Neenah Paper, Inc.(a)	1.5	504,075
15,850	PH Glatfelter Co.(a)	1.2	420,501
27,602	Other Securities	2.0	687,717
			2,244,491
Telecommunication Services — 0.3%
20,380	Other Securities	0.3	88,673

Utilities — 3.0%
3,304	Cleco Corp.(a)	0.6	194,771
4,670	Laclede Group, Inc.(a)	0.7	226,729
5,764	UIL Holdings Corp.(a)	0.6	223,125

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Utilities (continued)
10,276	Other Securities	1.1	$387,750
			1,032,375
Total Common Stock
(Cost $26,849,317)			33,359,125

SHORT-TERM INVESTMENTS (b) — 45.3%
769,101	Northern Trust Institutional Government Select Portfolio, 0.010%	2.2	769,101
14,788,825	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	43.1	14,788,825

Total Short-Term Investments
(Cost $15,557,926)			15,557,926

Total Investments — 142.5%
(Cost $42,407,243)			48,917,051
Other Assets & Liabilities, Net — (42.5)%			(14,586,325)

NET ASSETS — 100.0%			$34,330,726

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $14,374,836 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $14,788,825. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $4,842 (Note 6).

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2014, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.4%
Consumer Discretionary — 12.3%
4,269	Amazon.com, Inc.†	0.6	$1,386,486
25,421	Comcast Corp., Class A(a)	0.6	1,364,599
15,855	Home Depot, Inc. (The)	0.5	1,283,621
11,618	McDonald's Corp.	0.5	1,170,397
20,293	Walt Disney Co. (The)	0.7	1,739,922
572,130	Other Securities	9.4	23,558,559
			30,503,584
Consumer Staples — 8.5%
23,175	Altria Group, Inc.	0.4	971,960
50,215	Coca-Cola Co. (The)	0.9	2,127,107
14,792	CVS Caremark Corp.	0.5	1,114,873
17,906	PepsiCo, Inc.	0.6	1,599,722
18,707	Philip Morris International, Inc.	0.6	1,577,187
32,222	Procter & Gamble Co. (The)	1.0	2,532,327
20,245	Wal-Mart Stores, Inc.	0.6	1,519,792
187,426	Other Securities	3.9	9,736,685
			21,179,653
Energy — 10.0%
22,694	Chevron Corp.	1.2	2,962,702
14,483	ConocoPhillips	0.5	1,241,628
51,354	Exxon Mobil Corp.	2.1	5,170,321
9,412	Occidental Petroleum Corp.	0.4	965,954
15,531	Schlumberger, Ltd.	0.8	1,831,881
262,432	Other Securities	5.0	12,775,018
			24,947,504
Financials — 17.4%
10,645	American Express Co.	0.4	1,009,891
132,498	Bank of America Corp.	0.8	2,036,494
23,136	Berkshire Hathaway, Inc., Class B†	1.2	2,928,092
37,990	Citigroup, Inc.	0.7	1,789,329
47,359	JPMorgan Chase & Co.	1.1	2,728,826
2,850	Northern Trust Corp.	0.1	182,998
59,892	Wells Fargo & Co.	1.3	3,147,924
817,617	Other Securities	11.8	29,368,707
			43,192,261
Health Care — 12.4%
17,600	AbbVie, Inc.	0.4	993,344
7,869	Amgen, Inc.	0.4	931,454
19,200	Bristol-Myers Squibb Co.	0.4	931,392
16,164	Gilead Sciences, Inc.†	0.6	1,340,157

Shares		Percentage of Net Assets (%)	Value
Health Care (continued)
35,388	Johnson & Johnson	1.5	$3,702,293
34,580	Merck & Co., Inc.	0.8	2,000,453
79,837	Pfizer, Inc.	1.0	2,369,562
11,905	UnitedHealth Group, Inc.	0.4	973,234
291,253	Other Securities	6.9	17,478,151
			30,720,040
Industrials — 11.4%
7,861	3M Co.	0.5	1,126,010
8,501	Boeing Co. (The)	0.4	1,081,582
125,396	General Electric Co.	1.3	3,295,407
10,640	Union Pacific Corp.	0.4	1,061,340
10,828	United Technologies Corp.	0.5	1,250,093
362,631	Other Securities	8.3	20,477,210
			28,291,642
Information Technology — 18.1%
77,532	Apple, Inc.	2.9	7,205,049
	Cisco Systems, Inc.	0.6	1,512,073
22,834	Facebook, Inc., Class A†	0.6	1,536,500
6,435	Google, Inc., Class C†	1.5	3,701,927
59,093	Intel Corp.	0.7	1,825,974
11,494	International Business Machines Corp.(a)	0.9	2,083,517
103,837	Microsoft Corp.	1.8	4,330,003
42,230	Oracle Corp.	0.7	1,711,582
21,155	QUALCOMM, Inc.	0.7	1,675,476
5,901	Visa, Inc., Class A	0.5	1,243,400
530,177	Other Securities	7.2	18,101,180
			44,926,681
Materials — 3.7%
185,480	Other Securities	3.7	9,251,722

Telecommunication Services — 2.4%
65,124	AT&T, Inc.	0.9	2,302,785
51,813	Verizon Communications, Inc.	1.0	2,535,210
53,530	Other Securities	0.5	1,146,455
			5,984,450
Utilities — 3.2%
171,625	Other Securities	3.2	7,933,618

Total Common Stock
(Cost $120,953,323)			246,931,155

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 11.4%
1,215,396	Northern Trust Institutional Government Select Portfolio, 0.010%	0.5	$1,215,396
27,152,271	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	10.9	27,152,271

Total Short-Term Investments
(Cost $28,367,667)			28,367,667

RIGHT — 0.0%

Number of Rights
1,500	Other Securities	0.0	3,780
Total Right
(Cost $—)			3,780

WARRANTS — 0.0%
9	Other Securities	0.0	850
Total Warrants
(Cost $5,144)			850

Total Investments — 110.8%
(Cost $149,326,134)			275,303,452
Other Assets & Liabilities, Net — (10.8)%			(26,848,200)

NET ASSETS — 100.0%			$248,455,252

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $26,800,220 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $27,152,271. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $289,717 (Note 6).

Ltd. — Limited

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2014, all of the Fund’s investments were considered Level 1, except for AMREP Corp. Rights, Leap Wireless Rights, Magnum Hunter Resources Corp. Warrant, Maxygen, Inc., Orleans Homebuilders, Inc. and Trico Marine Services, Inc. which are Level 3. At June 30, 2014, these investments were valued at $3,786. The value of Level 3 investments at December 31, 2013 was $6. A reconciliation of Level 3 investments is only presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 95.1%
Australia — 2.2%
17,400	Australia & New Zealand Banking Group, Ltd.	0.6	$547,135
256,440	Other Securities	1.6	1,530,567
			2,077,702
Austria — 0.3%
5,600	Other Securities	0.3	252,980

Belgium — 0.9%
11,700	Other Securities	0.9	809,508

Bermuda — 1.5%
25,380	Lazard, Ltd., Class A	1.4	1,308,593
134,000	Other Securities	0.1	81,953
			1,390,546
Brazil — 1.2%
89,700	Other Securities	1.2	1,104,123

Canada — 8.5%
19,500	Alimentation Couche Tard, Inc., Class B	0.6	534,169
7,400	Canadian National Railway Co.(a)	0.5	481,290
21,410	Canadian National Railway Co.(b)	1.5	1,392,078
8,555	Canadian Pacific Railway, Ltd.	1.7	1,549,653
1,200	Canadian Pacific Railway, Ltd.(a)	0.2	217,395
5,000	Magna International, Inc.	0.6	538,213
126,400	Other Securities	3.4	3,198,210
			7,911,008
China — 4.0%
643,000	Sun Art Retail Group, Ltd.(c)	0.8	735,484
75,400	Tencent Holdings, Ltd.	1.2	1,147,064
1,696,720	Other Securities	2.0	1,818,758
			3,701,306
Denmark — 4.7%
23,240	Chr Hansen Holding A/S	1.0	978,705
32,915	Novo Nordisk ADR(c)	1.6	1,520,344
1,944	Novo Nordisk A, Class B	0.1	89,721
22,369	Novozymes A/S, Class B	1.2	1,121,951
37,600	Other Securities	0.8	730,581
			4,441,302

Shares		Percentage of Net Assets (%)	Value
Finland — 0.8%
25,349	Other Securities	0.8	$720,522

France — 3.7%
3,406	LVMH Moet Hennessy Louis Vuitton SA	0.7	657,252
41,236	Other Securities	3.0	2,805,988
			3,463,240
Germany — 5.2%
34,700	Deutsche Telekom AG	0.6	608,604
25,800	E.ON SE	0.6	531,882
35,340	Other Securities	4.0	3,742,690
			4,883,176
Guernsey — 0.0%
3,000	Other Securities	0.0	16,177

Hong Kong — 3.0%
88,000	Hutchison Whampoa, Ltd.	1.3	1,203,538
1,400,500	Other Securities	1.7	1,590,960
			2,794,498
India — 0.5%
8,800	Other Securities	0.5	473,176

Indonesia — 0.6%
874,200	Other Securities	0.6	567,948

Ireland — 2.8%
16,225	Covidien PLC	1.6	1,463,171
7,365	Perrigo Co. PLC(c)	1.1	1,073,522
5,100	Other Securities	0.1	86,165
			2,622,858
Israel — 0.1%
37,814	Other Securities	0.1	131,448

Italy — 1.3%
264,900	Other Securities	1.3	1,260,197

Japan — 12.4%
5,100	FANUC Corp.	0.9	880,708
45,200	ITOCHU Corp.	0.6	580,268
65,200	Nissan Motor Co., Ltd.	0.7	617,409
103,200	Resona Holdings, Inc.	0.7	601,381
29,400	Sysmex Corp.	1.2	1,105,479
547,800	Other Securities	8.3	7,789,904
			11,575,149

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Jersey — 0.0%
400	Other Securities	0.0	$31,377

Luxembourg — 0.4%
19,300	Other Securities	0.4	356,011

Malaysia — 0.6%
222,900	Other Securities	0.6	549,825

Mexico — 1.7%
245,500	Wal-Mart de Mexico SAB de CV(c)	0.7	658,149
214,100	Other Securities	1.0	945,481
			1,603,630
Netherlands — 6.0%
12,825	ASML Holding NV, Class G(c)	1.3	1,196,188
5,015	Core Laboratories NV	0.9	837,806
22,870	Sensata Technologies Holding NV† (c)	1.1	1,069,858
25,390	Yandex NV, Class A†	1.0	904,900
63,950	Other Securities	1.7	1,577,303
			5,586,055
New Zealand — 0.1%
12,700	Other Securities	0.1	43,211

Norway — 1.5%
99,575	Other Securities	1.5	1,371,430

Portugal — 0.5%
30,884	Other Securities	0.5	507,781

Russia — 0.6%
9,925	Lukoil OAO ADR	0.6	593,714

Singapore — 0.6%
52,800	Other Securities	0.6	578,623

South Africa — 2.0%
25,200	Remgro, Ltd.	0.6	545,099
37,769	Shoprite Holdings, Ltd.	0.6	547,249
128,000	Other Securities	0.8	802,447
			1,894,795
South Korea — 1.6%
24,865	Other Securities	1.6	1,520,850

Shares		Percentage of Net Assets (%)	Value
Spain — 3.5%
52,200	Banco Santander SA	0.6	$545,452
6,918	Inditex SA	1.1	1,064,714
125,584	Other Securities	1.8	1,688,576
			3,298,742
Sweden — 2.8%
34,653	Svenska Cellulosa AB, Class B	1.0	902,499
113,783	Other Securities	1.8	1,723,518
			2,626,017
Switzerland — 6.3%
12,155	ACE, Ltd.	1.3	1,260,474
5,750	Aryzta AG	0.6	544,549
16,631	Nestle SA	1.4	1,288,685
1,775	Roche Holding AG	0.5	528,873
473	SGS SA	1.2	1,131,854
35,300	Other Securities	1.3	1,162,683
			5,917,118
Taiwan — 2.3%
101,090	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(c)	2.3	2,162,315

Thailand — 0.2%
35,000	Other Securities	0.2	180,652

Turkey — 0.2%
46,600	Other Securities	0.2	228,722

United Kingdom — 9.3%
15,180	ARM Holdings PLC ADR(c)	0.7	686,743
18,101	ASOS PLC†	1.0	916,703
29,380	BHP Billiton PLC	1.0	955,110
12,430	British American Tobacco PLC	0.8	739,609
25,270	Prudential PLC	0.6	578,970
494,171	Other Securities	5.2	4,784,845
			8,661,980
United States — 1.2%
24,285	Coca-Cola Enterprises, Inc.	1.2	1,160,337

Total Common Stock
(Cost $84,292,128)			89,070,049

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (d) — 13.4%
1,287,866	Northern Trust Institutional Government Select Portfolio, 0.010%	1.4	$1,287,866
11,257,840	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (e)	12.0	11,257,840

Total Short-Term Investments
(Cost $12,545,706)			12,545,706

EXCHANGE TRADED FUNDS — 1.9%
23,784	iShares MSCI Emerging Markets ETF	1.1	1,028,182
26,084	iShares MSCI India ETF	0.8	775,608

Total Exchange Traded Funds
(Cost $1,775,183)			1,803,790

PREFERRED STOCK — 1.5%
Brazil — 0.6%
121,600	Other Securities	0.6	542,119

Germany — 0.8%
6,500	Henkel AG & Co. KGAA	0.8	750,960
400	Other Securities	0.0	17,804
			768,764
South Korea — 0.1%
700	Other Securities	0.1	108,194

Total Preferred Stock
(Cost $1,292,294)			1,419,077

Shares		Percentage of Net Assets (%)	Value
PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	Other Securities	0.0	$—

Total Private Company
(Cost $—)			—

Total Investments — 111.9%
(Cost $99,905,311)			104,838,622
Other Assets & Liabilities, Net — (11.9)%			(11,172,536)

NET ASSETS — 100.0%			$93,666,086

†	Non-income producing security.
(a)	Security traded on the Toronto Stock Exhcange.
(b)	Real Estate Investment Trust.
(c)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $10,488,542 (Note 6).
(d)	Rate shown in the 7-day effective yield as of June 30, 2014.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $11,257,840. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $663,336 (Note 6).

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2014 (Unaudited)

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$—	$2,077,702	*	$—		$2,077,702
Austria	—	252,980	*	—		252,980
Belgium	—	809,508	*	—		809,508
Bermuda	1,308,593	81,953	*	—		1,390,546
Brazil	1,104,123	—		—		1,104,123
Canada	7,911,008	—		—		7,911,008
China	272,738	3,428,568	*	—		3,701,306
Denmark	1,520,344	2,920,958	*	—		4,441,302
Finland	—	720,522	*	—		720,522
France	—	3,463,240	*	—		3,463,240
Germany	—	4,883,176	*	—		4,883,176
Guernsey	—	16,177	*	—		16,177
Hong Kong	—	2,794,498	*	—		2,794,498
India	473,176	—		—		473,176
Indonesia	—	567,948	*	—		567,948
Ireland	2,536,693	86,165	*	—		2,622,858
Israel	—	131,448	*	—		131,448
Italy	—	1,260,197	*	—		1,260,197
Japan	—	11,575,149	*	—		11,575,149
Jersey	—	31,377	*	—		31,377
Luxembourg	—	356,011	*	—		356,011
Malaysia	—	549,825	*	—		549,825
Mexico	1,603,630	—		—		1,603,630
Netherlands	4,008,752	1,577,303	*	—		5,586,055
New Zealand	—	43,211	*	—		43,211
Norway	—	1,371,430	*	—		1,371,430
Portugal	—	507,781	*	—		507,781
Russia	593,714	—		—		593,714
Singapore	—	578,623	*	—		578,623
South Africa	—	1,894,795	*	—		1,894,795

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock (continued)
South Korea	$—	$1,520,850	*	$—		$1,520,850
Spain	—	3,298,742	*	—		3,298,742
Sweden	—	2,626,017	*	—		2,626,017
Switzerland	1,260,474	4,656,644	*	—		5,917,118
Taiwan	2,162,315	—		—		2,162,315
Thailand	—	180,652	*	—		180,652
Turkey	—	228,722	*	—		228,722
United Kingdom	686,743	7,975,237	*	—		8,661,980
United States	1,160,337	—		—		1,160,337
Total Common Stock	26,602,640	62,467,409		—		89,070,049
Short-Term Investments	12,545,706	—		—		12,545,706
Exchange Traded Funds	1,803,790	—		—		1,803,790
Preferred Stock	542,119	876,958	*	—		1,419,077
Private Company
Malta	—	—		—	^	—
Total Investments in Securities	$41,494,255	$63,344,367		$—		$104,838,622

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.
^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2014 and the value has remained $0 throughout the six months ended June 30, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the year ended June 30, 2014.

For the six months ended June 30, 2014, the transfers out of Level 1 and into Level 2 were $24,888,059 and the transfers out of Level 2 into Level 1 were $(0). The transfers were related to the fair value of certain foreign securities.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at value (Note 2)	$328,488,481	*	$184,901,508	*	$45,906,550	*	$48,917,051	*	$275,303,452	*	$104,838,622	*
Foreign currency, at value	—		—		—		—		—		131,370
Receivable for investment securities sold	612,306		1,435,874		—		286,379		—		—
Dividends and interest receivable	118,299		206,326		9,247		40,337		265,367		98,969
Receivable for Portfolio shares sold	34,624		25,571		3,243		13,176		328,642		27,596
Dividend reclaim receivable	16		6,095		—		—		566		77,340
Receivable from Adviser (Note 3)	—		—		—		—		—		3,741
Prepaid expenses and other assets	48,053		24,076		12,472		11,300		28,136		25,078
Total Assets	329,301,779		186,599,450		45,931,512		49,268,243		275,926,163		105,202,716

LIABILITIES:
Payable upon return on securities loaned	45,994,127		25,836,440		14,957,923		14,788,825		27,152,271		11,257,840
Payable for investment securities purchased	249,693		518,443		48,485		100,188		—		—
Payable for Portfolio shares redeemed	691,749		106,564		15,592		14,435		159,310		121,528
Investment advisory fees payable (Note 3)	173,871		98,201		21,142		23,551		20,203		76,732
Distribution fees payable (Note 4)	22,027		12,829		2,408		2,855		38,504		2,432
Shareholder Service fees payable (Note 4)	39,977		2,376		2,096		1,266		19,585		1,949
Administration fees payable	16,228		9,165		1,741		1,940		14,142		5,371
Directors’ fees payable	592		270		—		65		—		64
Chief compliance officer expenses payable	1,644		817		159		179		991		255
Accrued expenses and other payables	88,152		4,932		4,550		4,213		65,905		70,459
Total Liabilities	47,278,060		26,590,037		15,054,096		14,937,517		27,470,911		11,536,630

NET ASSETS	$282,023,719		$160,009,413		$30,877,416		$34,330,726		$248,455,252		$93,666,086

* Includes Market Value of Securities on Loan	$45,083,512		$25,309,448		$15,025,438		$14,374,836		$26,800,220		$10,488,542

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET ASSETS consist of:
Paid-in capital	$188,750,232	$120,892,992	$23,432,848	$25,271,098	$158,468,882	$90,594,266
Undistributed net investment income/(accumulated net investment loss)	(596,336)	834,846	(107,507)	(36,220)	2,055,834	675,151
Accumulated net realized gain/(loss) on investments sold and foreign currency transactions	22,077,456	7,291,060	1,719,226	2,586,040	(38,046,782)	(2,537,918)
Net unrealized appreciation on investments	71,792,367	30,990,515	5,832,849	6,509,808	125,977,318	4,933,311
Net unrealized appreciation on other assets and liabilities denominated in foreign currencies	—	—	—	—	—	1,276

NET ASSETS	$282,023,719	$160,009,413	$30,877,416	$34,330,726	$248,455,252	$93,666,086

Investments in securities, at cost (Note 2)	$210,701,987	$128,074,553	$25,115,778	$27,618,418	$122,173,863	$88,647,471
Cash collateral for securities on loan, at cost	45,994,127	25,836,440	14,957,923	14,788,825	27,152,271	11,257,840
Foreign currency, at cost	—	—	—	—	—	131,300

NET ASSETS:
Investment Class shares	$107,169,839	$62,604,393	$11,502,256	$13,863,626	$184,793,677	$11,841,325
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$174,853,880	$97,405,020	$19,375,160	$20,467,100	$62,022,661	$81,824,761
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$182	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,638,732	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

†	For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
SHARES OUTSTANDING:
Investment Class shares	2,512,277	2,724,170	456,827	549,252	10,642,177		1,189,147
Institutional Class shares	3,933,556	4,225,516	733,615	801,088	3,570,407		8,259,465
Qualified Class shares	N/A	N/A	N/A	N/A	10		N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	94,580		N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$42.66	$22.98	$25.18	$25.24	$17.36		$9.96

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$44.45	$23.05	$26.41	$25.55	$17.37		$9.91

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$17.77	*	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$17.33		N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$1,135,612	$1,690,199	$74,729	$172,584	$2,231,243	$1,219,707
Interest	251	79	23	32	91	327
Income from Security Lending	33,079	19,706	15,416	9,119	34,896	5,649
Foreign taxes withheld	(641)	(13,824)	(16)	(426)	(21)	(105,440)
Total income	1,168,301	1,696,160	90,152	181,309	2,266,209	1,120,243

EXPENSES:
Investment advisory fee (Note 3)	1,137,445	611,603	135,670	149,233	114,615	347,303
Distribution (12b-1) fees (Note 4)
Investment Class	133,992	74,894	10,737	16,335	204,908	12,892
Horace Mann Class	N/A	N/A	N/A	N/A	2,060	N/A
Shareholder Service fees (Note 4)
Investment Class	52,787	5,045	3,277	3,047	35,782	6,007
Institutional Class	47,084	403	78	50	25,436	105
Administration and accounting fees (Note 3)	106,161	57,083	11,184	12,290	80,230	24,311
Directors' fees and expenses (Note 3)	21,401	11,073	2,143	2,403	14,306	3,983
Chief compliance officer expenses	215	126	24	27	187	62
Transfer agent fees (Note 3)	102,234	20,717	8,276	8,835	40,176	7,995
Professional fees	58,879	31,128	5,984	6,724	41,122	11,935
Printing fees	26,823	14,105	2,720	3,046	18,574	5,316
Registration and filing fees	40,773	22,261	7,815	7,831	23,676	11,945
Custodian fees (Note 3)	37,145	13,290	3,463	4,106	29,514	8,545
Other	20,086	10,661	4,390	4,234	20,581	31,752
Total expenses	1,785,025	872,389	195,761	218,161	651,167	472,151
Advisory waiver recapture (Note 3)	—	—	2,871	—	—	—
Fees waived by investment Adviser (Note 3)	—	—	—	—	—	(24,912)
Fees paid indirectly (Note 4)	(8,206)	(11,078)	(973)	(636)	(1,033)	—
Net expenses	1,776,819	861,311	197,659	217,525	650,134	447,239

Net investment income/(loss)	(608,518)	834,849	(107,507)	(36,216)	1,616,075	673,004

Amounts designated as “—” are either $0, or have been rounded to $0.
N/A – Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments	$18,580,033	$10,105,159	$1,498,582	$2,615,581	$2,826,557	$(677,673)
Foreign currency transactions	—	—	—	—	—	(26,341)
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,380,705)	393,093	(1,065,365)	(1,329,001)	11,906,287	2,753,504
Other assets and liabilities denominated in foreign currencies	—	—	—	—	—	49

Net realized and unrealized gain on investments and foreign currencies	8,199,328	10,498,252	433,217	1,286,580	14,732,844	2,049,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,590,810	$11,333,101	$325,710	$1,250,364	$16,348,919	$2,722,543

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income/(loss)	$(608,518)	$834,849	$(107,507)	$(36,216)	$1,616,075	$673,004
Net realized gain/(loss) on investments and foreign currency transactions	18,580,033	10,105,159	1,498,582	2,615,581	2,826,557	(704,014)
Net change in unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currencies	(10,380,705)	393,093	(1,065,365)	(1,329,001)	11,906,287	2,753,553
Net increase in net assets resulting from operations	7,590,810	11,333,101	325,710	1,250,364	16,348,919	2,722,543

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	—	N/A
Net Realized Capital Gains:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Total Distributions to Shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	3,264,687	3,785,562	2,690,044	1,219,539	43,564,601	11,026,154
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(12,175,917)	(7,202,767)	(908,355)	(1,543,401)	(10,191,363)	(2,026,313)
Net increase/(decrease) in net assets from Investment Class share transactions	(8,911,230)	(3,417,205)	1,781,689	(323,862)	33,373,238	8,999,841

Institutional Class shares:
Shares sold	8,386,477	9,977	26	—	1,744,389	35,825,764
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(82,159,097)	(21,266,387)	(4,824,911)	(5,217,711)	(3,459,545)	(2,188,878)
Net increase/(decrease) in net assets from Institutional Class share transactions	(73,772,620)	(21,256,410)	(4,824,885)	(5,217,711)	(1,715,156)	33,636,886

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	15,450	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(46,067)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(30,617)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(82,683,850)	(24,673,615)	(3,043,196)	(5,541,573)	31,627,466	42,636,727
Net increase/(decrease) in net assets	(75,093,040)	(13,340,514)	(2,717,486)	(4,291,209)	47,976,385	45,359,270

NET ASSETS:
Beginning of period	357,116,759	173,349,927	33,594,902	38,621,935	200,478,867	48,306,816
End of period	$282,023,719	$160,009,413	$30,877,416	$34,330,726	$248,455,252	$93,666,086
Undistributed net investment income/(accumulated net income loss) at end of period	$(596,336)	$834,846	$(107,507)	$(36,220)	$2,055,834	$675,151

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	79,124	174,384	109,715	50,547	2,673,368	1,152,147
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(295,131)	(332,256)	(36,968)	(64,012)	(622,391)	(211,405)
Net increase/(decrease) in Investment Class shares outstanding	(216,007)	(157,872)	72,747	(13,465)	2,050,977	940,742

Institutional Class shares:
Shares sold	196,582	468	1	—	105,826	3,729,007
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(1,821,492)	(967,993)	(185,131)	(213,057)	(209,950)	(228,598)
Net increase/(decrease) in Institutional Class shares outstanding	(1,624,910)	(967,525)	(185,130)	(213,057)	(104,124)	3,500,409

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	941	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(2,772)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(1,831)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2013

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income/(loss)	$384,582	$1,324,303	$(149,140)	$(16,339)	$2,529,289	$539,968
Net realized gain on investments and securities sold short1,2	29,028,147	9,827,087	1,400,274	2,527,969	3,827,546	52,643,115
Net change in unrealized appreciation/(depreciation) on investments and securities sold short2	49,089,849	26,268,501	6,068,373	6,705,119	43,806,174	(32,911,207)
Net increase in net assets resulting from operations	78,502,578	37,419,891	7,319,507	9,216,749	50,163,009	20,271,876

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(388,038)	—	(1,497)	(1,697,976)	—
Institutional Class shares	(402,755)	(947,789)	(42,279)	(66,562)	(870,173)	(563,726)
Qualified Class shares	N/A	N/A	N/A	N/A	(2)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(18,635)	N/A
Net Realized Capital Gains:
Investment Class shares	(8,765,455)	(221,033)	(205,408)	(363,659)	—	(52,555)
Institutional Class shares	(18,229,730)	(396,695)	(484,005)	(654,126)	—	(978,768)
Total Distributions to Shareholders	(27,397,940)	(1,953,555)	(731,692)	(1,085,844)	(2,586,786)	(1,595,049)

CAPITAL STOCK TRANSACTIONS (DOLLARS)3:
Investment Class shares:
Shares sold	7,868,400	9,693,427	631,663	2,314,939	15,399,418	2,560,782
Shares issued as reinvestment of distributions	8,433,006	582,986	196,966	355,347	1,638,026	23,876
Shares redeemed	(23,010,451)	(8,208,991)	(1,174,680)	(2,482,775)	(17,931,153)	(82,287,376)
Net increase/(decrease) in net assets from Investment Class share transactions	(6,709,045)	2,067,422	(346,051)	187,511	(893,709)	(79,702,718)

Institutional Class shares:
Shares sold	137,094,195	97,812,273	20,768,047	21,059,214	3,559,358	44,130,663
Shares issued as reinvestment of distributions	13,128,582	1,343,062	526,283	720,537	398,883	1,542,491
Shares redeemed	(24,094,441)	(8,359,198)	(1,181,583)	(1,171,102)	(9,874,233)	(110,445,066)
Net increase/(decrease) in net assets from Institutional Class share transactions	126,128,336	90,796,137	20,112,747	20,608,649	(5,915,992)	(64,771,912)

1	Includes realized gain/(loss) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
2	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
3	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2013

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	2	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	30,100	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	18,635	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(100,080)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(51,345)	N/A
Net increase/(decrease) in net assets from capital stock transactions	119,419,291	92,863,559	19,766,696	20,796,160	(6,861,044)	(144,474,630)
Net increase/(decrease) in net assets	170,523,929	128,329,895	26,354,511	28,927,065	40,715,179	(125,797,803)

NET ASSETS:
Beginning of year	186,592,830	45,020,032	7,240,391	9,694,870	159,763,688	174,104,619
End of year	$357,116,759	$173,349,927	$33,594,902	$38,621,935	$200,478,867	$48,306,816
Undistributed/(distributions in excess of) net investment income at end of year	$12,182	$(3)	$—	$(4)	$439,759	$2,147

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2013

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS1:
Investment Class shares:
Shares sold	202,933	512,296	29,538	111,331	1,050,077	279,429
Shares issued as reinvestment of distributions	210,352	27,525	8,187	15,094	101,363	2,548
Shares redeemed	(591,454)	(445,646)	(53,727)	(117,787)	(1,242,984)	(9,022,433)
Net increase/(decrease) in Investment Class shares outstanding	(178,169)	94,175	(16,002)	8,638	(91,544)	(8,740,456)

Institutional Class shares:
Shares sold	3,511,797	5,514,835	946,389	1,033,605	246,653	4,790,649
Shares issued as reinvestment of distributions	314,035	63,160	20,792	30,136	24,699	162,392
Shares redeemed	(582,902)	(435,315)	(49,228)	(52,657)	(675,306)	(12,016,034)
Net increase/(decrease) in Institutional Class shares outstanding	3,242,930	5,142,680	917,953	1,011,084	(403,954)	(7,062,993)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	2,095	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,156	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(7,073)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(3,822)	N/A

1	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$41.60		$34.70		$31.54		$32.00	$26.88		$20.12

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.12)		(0.02)		0.07		(0.09)	0.01		0.00
Net realized and unrealized gain/(loss) on investments	1.18		10.38		4.24		(0.37)	5.12		6.76
Total from investment operations	1.06		10.36		4.31		(0.46)	5.13		6.76

Less distributions:
From net investment income	0.00		0.00		(0.07)		0.00	(0.01)		0.00
Return of capital	0.00		0.00		0.00		0.00	(0.00	)2	0.00
From capital gains	0.00		(3.46)		(1.08)		0.00	0.00		0.00
Total distributions	0.00		(3.46)		(1.15)		0.00	(0.01)		0.00

Net asset value, end of period	$42.66		$41.60		$34.70		$31.54	$32.00		$26.88

Total return	2.55	%3	30.22%		13.72%		(1.44)%	19.10%		33.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,170		$113,495		$100,853		$94,872	$111,904		$116,799
Operating expenses including reimbursement/waiver and fees paid indirectly	1.37	%4	1.36%		1.39%		1.41%	1.42%		1.43%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.38	%4,5	1.36	%5	1.39	%5	1.41%	1.42%		1.43%
Net investment income/(loss)	(0.60	)%4	(0.05)%		0.20%		(0.27)%	0.04%		(0.02)%
Portfolio turnover rate	30	%3	136%		71%		104%	167%		84%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.37%, 1.36% and 1.39% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$43.28		$35.94		$32.63		$32.99	$27.70		$20.72

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.06)		0.10		0.18		0.03	0.12		0.08
Net realized and unrealized gain/(loss) on investments	1.23		10.77		4.38		(0.39)	5.30		6.98
Total from investment operations	1.17		10.87		4.56		(0.36)	5.42		7.06

Less distributions:
From net investment income	0.00		(0.07)		(0.17)		0.00	(0.13)		(0.08)
Return of capital	0.00		0.00		0.00		0.00	(0.00	)2	0.00
From capital gains	0.00		(3.46)		(1.08)		0.00	0.00		0.00
Total distributions	0.00		(3.53)		(1.25)		0.00	(0.13)		(0.08)

Net asset value, end of period	$44.45		$43.28		$35.94		$32.63	$32.99		$27.70

Total return	2.70	%3	30.60%		14.04%		(1.09)%	19.55%		34.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$174,854		$243,622		$85,740		$74,201	$82,007		$89,049
Operating expenses including reimbursement/waiver and fees paid indirectly	1.06	%4	1.05%		1.11%		1.05%	1.05%		1.09%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.07	%4,5	1.06	%5	1.11	%5	1.05%	1.05%		1.09%
Net investment income/(loss)	(0.29	)%4	0.23%		0.50%		0.09%	0.40%		0.33%
Portfolio turnover rate	30	%3	136%		71%		104%	167%		84%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.06%, 1.05% and 1.11% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$21.44		$15.86		$13.82		$14.42	$12.78		$10.02

Income/(loss) from investment operations:
Net investment income1	0.09		0.16		0.17		0.11	0.07		0.08
Net realized and unrealized gain/(loss) on investments	1.45		5.64		2.03		(0.59)	1.64		2.77
Total from investment operations	1.54		5.80		2.20		(0.48)	1.71		2.85

Less distributions:
From net investment income	0.00		(0.14)		(0.16)		(0.12)	(0.07)		(0.09)
Return of capital	0.00		0.00		0.00		0.00	(0.00	)2	0.00
From capital gains	0.00		(0.08)		0.00		0.00	0.00		0.00
Total distributions	0.00		(0.22)		(0.16)		(0.12)	(0.07)		(0.09)

Net asset value, end of period	$22.98		$21.44		$15.86		$13.82	$14.42		$12.78

Total return	7.18	%3	36.54%		15.92%		(3.36)%	13.40%		28.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,604		$61,800		$44,220		$30,968	$33,887		$30,677
Operating expenses including reimbursement/waiver and fees paid indirectly	1.23	%4	1.24%		1.35%		1.39%	1.39%		1.48%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.24	%4,5	1.25	%5	1.36	%5	1.39%	1.39%		1.48%
Net investment income	0.85	%4	0.87%		1.12%		0.77%	0.54%		0.75%
Portfolio turnover rate	28	%3	101%		97%		140%	140%		188%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.23%, 1.24% and 1.35% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$21.48		$15.89		$13.84		$14.44	$12.79		$10.01

Income/(loss) from investment operations:
Net investment income1	0.12		0.22		0.20		0.16	0.08		0.10
Net realized and unrealized gain/(loss) on investments	1.45		5.63		2.04		(0.58)	1.66		2.76
Total from investment operations	1.57		5.85		2.24		(0.42)	1.74		2.86

Less distributions:
From net investment income	0.00		(0.18)		(0.19)		(0.18)	(0.09)		(0.08)
Return of capital	0.00		0.00		0.00		0.00	(0.00	)2	0.00
From capital gains	0.00		(0.08)		0.00		0.00	0.00		0.00
Total distributions	0.00		(0.26)		(0.19)		(0.18)	(0.09)		(0.08)

Net asset value, end of period	$23.05		$21.48		$15.89		$13.84	$14.44		$12.79

Total return	7.31	%3	36.85%		16.18%		(2.95)%	13.57%		28.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,405		$111,550		$800		$773	$1,105		$1,461
Operating expenses including reimbursement/waiver and fees paid indirectly	0.96	%4	0.95%		1.14%		1.00%	1.27%		1.36%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	0.97	%4,5	0.97	%5	1.15	%5	1.16%	1.27%		1.36%
Net investment income	1.12	%4	1.13%		1.32%		1.13%	0.65%		0.97%
Portfolio turnover rate	28	%3	101%		97%		140%	140%		188%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.96%, 0.95% and 1.14% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

Investment Class Shares
Six Months Ended 6/30/2014 (Unaudited)	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$24.95	$18.06	$15.90	$15.95	$12.64	$9.70

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.10)	(0.16)	0.09	(0.14)	(0.05)	(0.08)
Net realized and unrealized gain on investments	0.33	7.59	2.07	0.09	2	3.36	3.02
Total from investment operations	0.23	7.43	2.16	(0.05)	3.31	2.94

Less distributions:
From capital gains	0.00	(0.54)	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.54)	0.00	0.00	0.00	0.00

Net asset value, end of period	$25.18	$24.95	$18.06	$15.90	$15.95	$12.64

Total return	0.92	%3	41.25%	13.58%	(0.31)%	26.19%	30.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,502	$9,582	$7,225	$6,813	$7,521	$6,513
Operating expenses including reimbursement/waiver and fees paid indirectly	1.41	%4	1.47%	1.47%	1.50%	1.45%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.42	%4,5	1.62	%5	1.97	%5	2.02%	2.18%	2.41%
Net investment income/(loss)	(0.83	)%4	(0.75)%	0.55%	(0.85)%	(0.41)%	(0.74)%
Portfolio turnover rate	43	%3	88%	99%	177%	83%	98%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.41%, 1.61% and 1.95% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

Institutional Class Shares
Six Months Ended 6/30/2014 (Unaudited)	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$26.14	$18.89	$16.60	$16.61	$13.12	$10.03

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.07)	(0.15)	0.11	(0.12)	(0.01)	(0.04)
Net realized and unrealized gain on investments	0.34	7.99	2.18	0.11	2	3.50	3.13
Total from investment operations	0.27	7.84	2.29	(0.01)	3.49	3.09

Less distributions:
From net investment income	0.00	(0.05)	0.00	0.00	0.00	0.00
From capital gains	0.00	(0.54)	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.59)	0.00	0.00	0.00	0.00

Net asset value, end of period	$26.41	$26.14	$18.89	$16.60	$16.61	$13.12

Total return	1.03	%3	41.58%	13.80%	(0.06)%	26.60%	30.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,375	$24,013	$15	$13	$179	$135
Operating expenses including reimbursement/waiver and fees paid indirectly	1.15	%4	1.19%	1.28%	1.23%	1.15%	1.18%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.16	%4,5	1.20	%5	1.79	%5	1.69%	1.87%	2.09%
Net investment income/(loss)	(0.59	)%4	(0.54)%	0.60%	(0.68)%	(0.09)%	(0.43)%
Portfolio turnover rate	43	%3	88%	99%	177%	83%	98%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.15%, 1.18% and 1.78% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$24.33		$17.40		$15.04		$16.34	$13.32	$10.93

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.05)		(0.03)		0.20		0.00	0.12	0.05
Net realized and unrealized gain/(loss) on investments	0.96		7.62		2.38		(1.23)	3.02	2.44
Total from investment operations	0.91		7.59		2.58		(1.23)	3.14	2.49

Less distributions:
From net investment income	0.00		0.00	2	(0.22)		(0.07)	(0.12)	(0.10)
From capital gains	0.00		(0.66)		0.00		0.00	0.00	0.00
Total distributions	0.00		(0.66)		(0.22)		(0.07)	(0.12)	(0.10)

Net asset value, end of period	$25.24		$24.33		$17.40		$15.04	$16.34	$13.32

Total return	3.74	%3	43.79%		17.20%		(7.54)%	23.60%	22.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,864		$13,688		$9,641		$8,795	$13,754	$9,511
Operating expenses including reimbursement/waiver and fees paid indirectly	1.43	%4	1.49%		1.49%		1.50%	1.50%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.43	%4,5	1.58	%5	1.84	%5	1.90%	1.87%	2.01%
Net investment income/(loss)	(0.38	)%4	(0.13)%		1.24%		(0.02)%	0.82%	0.49%
Portfolio turnover rate	24	%3	60%		68%		118%	89%	61%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.43%, 1.57% and 1.83% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$24.59		$17.58		$15.19		$16.51	$13.45	$11.02

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.01)		0.00		0.22		0.09	0.14	0.07
Net realized and unrealized gain/(loss) on investments	0.97		7.74		2.42		(1.24)	3.06	2.48
Total from investment operations	0.96		7.74		2.64		(1.15)	3.20	2.55

Less distributions:
From net investment income	0.00		(0.07)		(0.25)		(0.17)	(0.14)	(0.12)
From capital gains	0.00		(0.66)		0.00		0.00	0.00	0.00
Total distributions	0.00		(0.73)		(0.25)		(0.17)	(0.14)	(0.12)

Net asset value, end of period	$25.55		$24.59		$17.58		$15.19	$16.51	$13.45

Total return	3.90	%2	44.16%		17.41%		(6.95)%	23.80%	23.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,467		$24,934		$54		$82	$156	$170
Operating expenses including reimbursement/waiver and fees paid indirectly	1.13	%3	1.20%		1.31%		0.94%	1.29%	1.30%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.13	%3,4	1.19	%4	1.66	%4	1.64%	1.67%	1.71%
Net investment income/(loss)	(0.10	)%3	(0.01)%		1.33%		0.53%	0.96%	0.65%
Portfolio turnover rate	24	%2	60%		68%		118%	89%	61%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.
4
The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.13%, 1.18% and 1.65% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$16.22		$12.43	$10.93	$11.05	$9.61	$7.67

Income/(loss) from investment operations:
Net investment income1	0.11		0.19	0.19	0.14	0.13	0.11
Net realized and unrealized gain/(loss) on investments	1.03		3.80	1.49	(0.12)	1.45	1.96
Total from investment operations	1.14		3.99	1.68	0.02	1.58	2.07

Less distributions:
From net investment income	0.00		(0.20)	(0.18)	(0.14)	(0.14)	(0.13)
Total distributions	0.00		(0.20)	(0.18)	(0.14)	(0.14)	(0.13)

Net asset value, end of period	$17.36		$16.22	$12.43	$10.93	$11.05	$9.61

Total return	7.03	%2	32.10%	15.36%	0.21%	16.44%	26.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$184,794		$139,354	$107,888	$99,545	$105,019	$109,304
Operating expenses including reimbursement/fees paid indirectly	0.62	%3	0.68%	0.70%	0.74%	0.72%	0.77%
Operating expenses excluding reimbursement/fees paid indirectly	0.62	%3	0.68%	0.70%	0.74%	0.72%	0.77%
Net investment income	1.36	%3	1.33%	1.61%	1.22%	1.26%	1.36%
Portfolio turnover rate	3	%2	2%	2%	9%	2%	57%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$16.21		$12.41	$10.92	$11.04	$9.60	$7.67

Income/(loss) from investment operations:
Net investment income1	0.13		0.22	0.22	0.16	0.15	0.13
Net realized and unrealized gain/(loss) on investments	1.03		3.81	1.47	(0.11)	1.45	1.95
Total from investment operations	1.16		4.03	1.69	0.05	1.60	2.08

Less distributions:
From net investment income	0.00		(0.23)	(0.20)	(0.17)	(0.16)	(0.15)
Total distributions	0.00		(0.23)	(0.20)	(0.17)	(0.16)	(0.15)

Net asset value, end of period	$17.37		$16.21	$12.41	$10.92	$11.04	$9.60

Total return	7.16	%2	32.48%	15.54%	0.43%	16.71%	27.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,022		$59,565	$50,633	$50,252	$53,415	$66,764
Operating expenses including reimbursement/fees paid indirectly	0.42	%3	0.46%	0.47%	0.53%	0.50%	0.54%
Operating expenses excluding reimbursement/fees paid indirectly	0.42	%3	0.46%	0.47%	0.53%	0.50%	0.54%
Net investment income	1.55	%3	1.55%	1.84%	1.43%	1.48%	1.59%
Portfolio turnover rate	3	%2	2%	2%	9%	2%	57%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

Qualified Class Shares
Six Months Ended 6/30/2014 (Unaudited)	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$16.56	$12.64	$11.09	$11.03	$9.59	$7.67

Income/(loss) from investment operations:
Net investment income1	0.16	0.28	0.26	0.14	0.13	0.12
Net realized and unrealized gain/(loss) on investments	1.05	3.88	1.50	(0.08)	1.46	1.95
Total from investment operations	1.21	4.16	1.76	0.06	1.59	2.07

Less distributions:
From net investment income	0.00	(0.24)	(0.21)	0.00	(0.15)	(0.15)
Total distributions	0.00	(0.24)	(0.21)	0.00	(0.15)	(0.15)

Net asset value, end of period	$17.77	$16.56	$12.64	$11.09	$11.03	$9.59

Total return	7.31	%3,4	32.94	%3	15.93	%3	0.54%	16.56%	26.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$—	2	$—	2	$—	2	$—	2	$714	$614
Operating expenses including reimbursement/fees paid indirectly	0.00	%3,5	0.00	%3	0.00	%3	0.65%	0.66%	0.61%
Operating expenses excluding reimbursement/fees paid indirectly	0.00	%3,5	0.00	%3	0.00	%3	0.65%	0.66%	0.61%
Net investment income	1.88	%5	1.92%	2.16%	1.21%	1.32%	1.51%
Portfolio turnover rate	3	%4	2%	2%	9%	2%	57%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amounts designated as "—" have been rounded to $0.
3	Results not considered meaningful due to low level of assets.
4	Not annualized.
5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Net asset value, beginning of period	$16.18		$12.40	$10.91	$11.02	$9.59	$7.66

Income/(loss) from investment operations:
Net investment income1	0.11		0.19	0.19	0.13	0.13	0.11
Net realized and unrealized gain/(loss) on investments	1.04		3.79	1.48	(0.10)	1.44	1.95
Total from investment operations	1.15		3.98	1.67	0.03	1.57	2.06

Less distributions:
From net investment income	0.00		(0.20)	(0.18)	(0.14)	(0.14)	(0.13)
Total distributions	0.00		(0.20)	(0.18)	(0.14)	(0.14)	(0.13)

Net asset value, end of period	$17.33		$16.18	$12.40	$10.91	$11.02	$9.59

Total return	7.11	%2	32.07%	15.31%	0.25%	16.39%	26.85%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,639		$1,560	$1,243	$1,108	$1,204	$1,111
Operating expenses including reimbursement/fees paid indirectly	0.60	%3	0.70%	0.69%	0.78%	0.72%	0.80%
Operating expenses excluding reimbursement/fees paid indirectly	0.60	%3	0.70%	0.69%	0.78%	0.72%	0.80%
Net investment income	1.37	%3	1.31%	1.62%	1.17%	1.26%	1.34%
Portfolio turnover rate	3	%2	2%	2%	9%	2%	57%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011		Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$9.70		$8.34		$7.63		$8.09		$7.37		$6.23
Income/(loss) from investment operations:
Net investment income1	0.08		0.03		0.06		0.00	2	0.00	2	0.04
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.18		1.54		0.96		(0.19)		0.84		1.13
Total from investment operations	0.26		1.57		1.02		(0.19)		0.84		1.17
Less distributions:
From net investment income	0.00		0.00		(0.09)		(0.06)		(0.04)		(0.03)
From capital gains	0.00		(0.21)		(0.22)		(0.21)		(0.08)		0.00
Total distributions	0.00		(0.21)		(0.31)		(0.27)		(0.12)		(0.03)
Net asset value, end of period	$9.96		$9.70		$8.34		$7.63		$8.09		$7.37
Total return	2.68	%6	18.95%		13.36%		(2.28)%		11.47%		18.73%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,841		$2,410		$74,999		$80,004		$91,641		$93,553
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly4	1.50	%7	1.85	%3	2.24	%3	2.27	%3	2.19	%3	2.17	%3
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly4	1.67	%7	1.93	%5	2.29	%5	2.33%		2.23%		2.33%
Net investment income	1.74	%7	0.38%		0.77%		0.06%		0.05%		0.61%
Portfolio turnover rate	48	%6	368%		45%		134%		283%		289%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for 2013, 2012, 2011, 2010 and 2009, respectively.

4	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
5
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.93% and 2.28% for 2013 and 2012, respectively.

6	Not annualized.
7	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2014 (Unaudited)		Year Ended 12/31/2013		Year Ended 12/31/2012		Year Ended 12/31/2011		Year Ended 12/31/2010		Year Ended 12/31/2009
Net asset value, beginning of period	$9.64		$8.38		$7.67		$8.14		$7.41		$6.25
Income/(loss) from investment operations:
Net investment income1	0.09		0.08		0.09		0.02		0.02		0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.18		1.51		0.95		(0.20)		0.85		1.14
Total from investment operations	0.27		1.59		1.04		(0.18)		0.87		1.20
Less distributions:
From net investment income	0.00		(0.12)		(0.11)		(0.08)		(0.06)		(0.04)
From capital gains	0.00		(0.21)		(0.22)		(0.21)		(0.08)		0.00
Total distributions	0.00		(0.33)		(0.33)		(0.29)		(0.14)		(0.04)
Net asset value, end of period	$9.91		$9.64		$8.38		$7.67		$8.14		$7.41
Total return	2.80	%5	19.10%		13.63%		(2.11)%		11.82%		19.14%
Ratios to average net assets/supplemental data2:
Net assets, end of period (in 000’s)	$81,825		$45,897		$99,106		$93,132		$103,526		$110,064
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly3	1.25	%6	1.61	%2	1.99	%2	2.02	%2	1.94	%2	1.92	%2
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly3	1.30	%6	1.87	%4	2.01	%4	2.05%		1.96%		2.03%
Net investment income	1.97	%6	0.88%		1.03%		0.32%		0.30%		0.85%
Portfolio turnover rate	48	%5	368%		45%		134%		283%		289%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for 2013, 2012, 2011, 2010 and 2009, respectively.

3	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
4
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.87% and 2.00% for 2013 and 2012, respectively.

5	Not annualized.
6	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2014 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

The Wilshire International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2014, there have been no significant changes to the Portfolios’ fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, as applicable.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Foreign currency transactions – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Expense policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Redemption fees – The Wilshire International Equity Fund charges a redemption fee of 1% on redemption of capital shares held for sixty days or less, subject to certain exceptions. For the six months ended June 30, 2014, the Wilshire International Equity Fund did not charge any redemption fees.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund and 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund. Wilshire has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to waive a portion of its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2015. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the existing expense limitation. At June 30, 2014, the amounts of waivers/reimbursements subject to recoupment for Wilshire International Equity Fund were $24,912 expiring in 2017, $152,161 expiring in 2016, $48,140 expiring in 2015 and $75,863 expiring in 2014. For the six months ended June 30, 2014, the Adviser recaptured previously waived fees of $2,871 from Small Company Growth Portfolio.

For the six months ended June 30, 2014, Wilshire waived advisory fees or reimbursed expenses as follows:

Portfolio	Fees Waived/ Reimbursed	Fees Recouped
Wilshire International Equity Fund	$24,912	N/A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Thomas White International Ltd. (“Thomas White”), and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. L.A. Capital, Thomas White and WCM each manage a portion of the Wilshire International Equity Fund.

The Sub-Advisers are subject to Wilshire oversight. The fees of the Sub-Advisers are paid by Wilshire.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $8,000 and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2014, the distribution and service fee expenses incurred for the Investment Class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio and Wilshire International Equity was 0.25% of the respective average net assets of each Portfolio. For the six months ended June 30, 2014, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.20% of its respective average net assets. For the six months ended June 30, 2014, the distribution and services fee expenses incurred for Investment Class Shares of the Wilshire 5000 IndexSM Fund was 0.24% of its respective average net assets. For the six months ended June 30, 2014, there were no distribution and service fee expenses incurred for Qualified Class Shares of the Wilshire 5000 IndexSM Fund.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2014, the shareholder services and distribution fees for the Horace Mann Class Shares were 0.26% of average net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2014, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.10%	0.05%
Large Company Value Portfolio	0.02%	0.00%
Small Company Growth Portfolio	0.06%	0.00%
Small Company Value Portfolio	0.05%	0.00%
Wilshire 5000 IndexSM Fund	0.07%	0.09%
Wilshire International Equity Fund	0.12%	0.00%

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2014, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios for the six months ended June 30, 2014 were as follows:

Large Company Growth Portfolio	$8,206
Large Company Value Portfolio	11,078
Small Company Growth Portfolio	973
Small Company Value Portfolio	636
Wilshire 5000 IndexSM Fund	1,033
Wilshire International Equity Fund	—

For the six months ended June 30, 2014, the Distributor retained the following commissions:

Large Company Growth Portfolio	$8,006
Large Company Value Portfolio	10,186
Small Company Growth Portfolio	1,131
Small Company Value Portfolio	1,269
Wilshire 5000 IndexSM Fund	1,121
Wilshire International Equity Fund	—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

5. Securities Transactions.

For the six months ended June 30, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$90,064,387	$170,135,916
Large Company Value Portfolio	46,248,831	70,618,418
Small Company Growth Portfolio	13,525,947	16,502,076
Small Company Value Portfolio	8,444,378	13,930,316
Wilshire 5000 IndexSM Fund	39,085,416	5,930,055
Wilshire International Equity Fund	76,323,688	33,410,371

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2014 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2014, $45,994,127, $25,836,440, $14,957,923, $14,788,825, $27,152,271, and $11,257,840 of this cash equivalent represents the collateral received for securities on loan in the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and the Wilshire International Equity Fund, respectively.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

7. Significant Shareholder Activity.

On June 30, 2014, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	66%
Large Company Value Portfolio (3 omnibus shareholder)	86%
Small Company Growth Portfolio (3 omnibus shareholders)	75%
Small Company Value Portfolio (3 omnibus shareholders)	79%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	53%
Wilshire International Equity Fund (2 omnibus shareholders)	87%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2014 for each Portfolio are as follows:

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$256,696,114	$74,380,752	$(2,588,385)	$71,792,367
Large Company Value Portfolio	153,910,993	31,820,032	(829,517)	30,990,515
Small Company Growth Portfolio	40,073,701	6,422,911	(590,062)	5,832,849
Small Company Value Portfolio	42,407,243	7,187,747	(677,939)	6,509,808
Wilshire 5000 IndexSM Fund	149,326,134	129,068,547	(3,091,229)	125,977,318
Wilshire International Equity Fund	99,905,311	7,139,794	(2,206,483)	4,933,311

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies, investments in Master Limited Partnerships and investment in Grantor Trusts.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2013, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2016	2017	2018
Large Company Value Portfolio	$—	$1,957,417	$—
Wilshire 5000 IndexSM Fund	6,282,262	30,139,484	2,464

Losses carried forward under these new provisions are as follows:

Portfolio	Short-Term Loss	Long-Term Loss	Total*
Wilshire International Equity Fund	$1,655,556	$—	$1,655,556

*	This table should be used in conjunction with the capital loss carryforwards table.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

During the year ended December 31, 2013, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $9,742,187, $314,984, $1,913,980, and $3,561,197, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2013 and 2012 were as follows:

Portfolio	2013 Ordinary Income	2013 Capital Gains	2013 Return of Capital	2012 Ordinary Income	2012 Capital Gains	2012 Return of Capital
Large Company Growth Portfolio	$9,364,862	$18,033,078	$—	$622,494	$5,560,769	$—
Large Company Value Portfolio	1,953,555	—	—	446,518	—	—
Small Company Growth Portfolio	51,168	680,524	—	—	—	—
Small Company Value Portfolio	573,301	512,543	—	123,102	—	—
Wilshire 5000 IndexSM Fund	2,586,786	—	—	2,353,789	—	—
Wilshire International Equity Fund	563,737	1,031,312	—	1,718,664	4,773,887	—

At December 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund
Undistributed ordinary income	$1,655,259	$—	$124,448	$—	$458,639	$2,147
Undistributed long-term capital gain	3,361,418	—	145,665	—	—	—
Capital loss carryforwards	—	(1,957,417)	—	—	(36,424,210)	(1,655,556)
Unrealized appreciation	80,666,002	29,740,733	6,848,745	7,809,262	109,603,022	2,002,687
Other temporary differences	(2)	4	—	2	—	(1)
Total distributable earnings/ (accumulated losses)	$85,682,677	$27,783,320	$7,118,858	$7,809,264	$73,637,451	$349,277

9. In-Kind Transfers.

During the year ended December 31, 2013, the Portfolios issued and redeemed shares of common stock through affiliated in-kind transfers of investment securities and cash. The securities were transferred at their current value on the date of such transactions, with the exception of the Wilshire International Equity Fund, which transferred securities on a tax-free basis. Included in this transfer was total net unrealized depreciation of $1,951,869 for the Wilshire International Equity Fund.

During the year ended December 31, 2013, Wilshire International Equity Fund distributed securities as a redemption in-kind to the Wilshire Variable Insurance Trust (“VIT”) Equity Fund and VIT Balanced Fund. As a result, the Wilshire International Equity Fund realized a gain of $45,078,780 (net of related wash sale adjustments). Pursuant to Internal Revenue Code 852(b)(6), the transaction qualifies as a non-taxable transaction, thus no taxable event has occurred.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

Receiving Portfolio	Contributing Portfolio	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued/ (Redeemed)	Realized Gain/ (Loss) Earned by Contributing Portfolio
Large Company Growth Portfolio	VIT Equity Fund	4/8/2013	$64,025,634	$1,097,110	$65,122,744	1,695,627	$2,590,858
Large Company Growth Portfolio	VIT Balanced Fund	4/8/2013	29,580,794	1,017,251	30,598,045	796,693	(251,486)
Large Company Value Portfolio	VIT Equity Fund	4/8/2013	64,037,268	1,432,638	65,469,906	3,690,691	3,344,532
Large Company Value Portfolio	VIT Balanced Fund	4/8/2013	29,678,783	1,016,141	30,694,924	1,730,344	(122,322)
Small Company Growth Portfolio	VIT Small Cap Fund	4/8/2013	6,996,577	167,384	7,163,961	343,333	1,035,447
Small Company Growth Portfolio	VIT Balanced Fund	4/8/2013	7,279,152	378,324	7,657,476	366,985	(82,358)
Small Company Growth Portfolio	VIT Small Cap Fund	9/18/2013	5,845,013	101,543	5,946,556	236,068	1,058,636
Small Company Value Portfolio	VIT Small Cap Fund	4/8/2013	6,862,541	367,373	7,229,914	369,257	104,637
Small Company Value Portfolio	VIT Balanced Fund	4/8/2013	7,139,924	628,186	7,768,110	396,745	15,070
Small Company Value Portfolio	VIT Small Cap Fund	9/18/2013	5,933,650	126,389	6,060,039	267,551	466,397
Wilshire International Equity Fund	VIT International Equity Fund	4/2/2013	5,931,173	—	5,931,173	645,387	(1,951,869)
Wilshire International Equity Fund	VIT Balanced Fund	4/3/2013	—	25,551,553	25,551,553	2,817,958	—
Wilshire International Equity Fund	VIT International Equity Fund	10/9/2013	7,140,649	212,009	7,352,658	784,702	933,113
Wilshire International Equity Fund	VIT International Equity Fund	10/31/2013	5,038,472	229,615	5,268,087	539,763	91,639
VIT Equity Fund	Wilshire International Equity Fund	4/2/2013	108,142,870	279,665	108,422,535	(11,797,754)	22,029,945
VIT Balanced Fund	Wilshire International Equity Fund	4/2/2013	77,077,919	212,167	77,290,086	(8,455,321)	25,597,135

VIT - Wilshire Variable Insurance Trust

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Foreign security risk – The Wilshire International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

12. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. On September 2013, the District Court dismissed the 2012 lawsuit and this decision is on appeal to the Second Circuit Court of Appeals. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

13. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting
The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q
The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy
In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreement

During the six months ended June 30, 2014, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the subadvisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or the “Subadviser”) with respect to the Wilshire International Equity Fund (the “Fund”) (the “Subadvisory Agreement”).

The information in this summary outlines the Board’s considerations associated with its approval of the Subadvisory Agreement. In connection with its deliberations regarding the approval of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadviser under the proposed subadvisory arrangement; comparative fees as provided by the Subadviser; the profits to be realized by the Subadviser; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadviser. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Board, which is comprised of Directors, all of whom are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the approval of the Subadvisory Agreement with management and in private sessions with counsel at which no representatives of the Subadviser were present.

As required by the Investment Company Act of 1940, the approval was confirmed by the separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board considered the approval of the Subadvisory Agreement at the Board’s May 16, 2014 meeting. The Directors received information from the Adviser regarding the factors underlying the recommendations to approve the Subadvisory Agreement. The Directors also reviewed information from the Subadviser that was provided in connection with contract renewal in August of 2013 describing: (i) the nature, extent and quality of services to be provided; (ii) the financial condition of the Subadviser; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders; (v) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Directors were assisted in their review by independent legal counsel.

As a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on May 15, 2014 to review data Wilshire had prepared on simulated performance of the Subadviser. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreement - (Concluded)

of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that the Subadviser would provide reasonable services and recommended that the Subadvisory Agreement for the Fund be approved.

The Board noted that the Subadviser does not manage other client accounts using the same investment strategy as the Subadviser will use for the Fund. However, the Board considered the Subadviser’s experience and record in managing other funds managed by the Adviser.

Subadvisory Fees

The Board considered the Subadviser’s proposed subadvisory fee. The Board evaluated the competitiveness of the subadvisory fee based upon data previously supplied by the Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and the Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

Based upon all of the above, the Board determined that the subadvisory fee was reasonable.

Profitability to the Subadviser

The Board noted that the Adviser compensates the Subadviser from its own advisory fees and that the fee was negotiated at arm’s length between the Adviser and the Subadviser. In addition, the Board noted that the revenues to the Subadviser would be limited due to the current size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fee was reasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fee reflects such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fee to be charged under the Subadvisory Agreement is reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund.

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Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collecst through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
http://advisor.wilshire.com

WIL-SA-004-0200

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire International Equity Fund, Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below.

(b)	Not applicable

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 99.5%††
Consumer Discretionary — 22.3%
21,199	Amazon.com, Inc.†	$6,885,011
1,376	Bally Technologies, Inc.†(a)	90,431
1,170	Brinker International, Inc.(a)	56,920
33,565	Cablevision Systems Corp., Class A(a)	592,422
350	Chipotle Mexican Grill, Inc., Class A†	207,378
60,207	Comcast Corp., Class A(a)	3,231,912
991	Darden Restaurants, Inc.(a)	45,854
6,106	DIRECTV†	519,071
1,679	Discovery Communications, Inc., Class A†(a)	124,716
2,968	Discovery Communications, Inc., Class C†	215,447
1,007	Dollar General Corp.†	57,761
21,120	Ford Motor Co.	364,109
2,080	GameStop Corp., Class A(a)	84,178
1,575	Gannett Co., Inc.(a)	49,313
2,340	General Motors Co.	84,942
8,343	Goodyear Tire & Rubber Co. (The)	231,768
995	Harley-Davidson, Inc.	69,501
51,685	Home Depot, Inc. (The)	4,184,418
8,734	International Game Technology	138,958
5,814	Jarden Corp.†	345,061
283	John Wiley & Sons, Inc., Class A	17,147
46,825	Johnson Controls, Inc.(a)	2,337,972
21,602	Kate Spade & Co.†(a)	823,900
2,435	Kohl's Corp.	128,276
530	Lear Corp.	47,340
13,725	Liberty Interactive Corp., Class A†	402,966
4,850	Lowe's Cos., Inc.	232,751
2,204	McDonald's Corp.	222,031
37,550	Michael Kors Holdings, Ltd.†(a)	3,328,807
21,775	Mohawk Industries, Inc.†	3,012,353
43,503	NIKE, Inc., Class B	3,373,658
290	NVR, Inc.†(a)	333,674
4,471	Omnicom Group, Inc.	318,425
1,823	PetSmart, Inc.(a)	109,015
4,535	Priceline Group, Inc.†	5,455,605
145,506	PulteGroup, Inc.	2,933,401
746	PVH Corp.	86,984
1,765	Scripps Networks Interactive, Inc., Class A(a)	143,212
4,183	Service Corp. International(a)	86,672
18,292	Shutterfly, Inc.†(a)	787,654
765	Six Flags Entertainment Corp.	32,551
26,657	Staples, Inc.(a)	288,962
112,103	Starbucks Corp.	8,674,530
5,092	Tesla Motors, Inc.†(a)	1,222,385
5,907	Time Warner Cable, Inc., Class A	870,101
19,086	TJX Cos., Inc.	1,014,421
45,400	Tractor Supply Co.	2,742,160
90,950	Twenty-First Century Fox, Inc., Class A(a)	3,196,893
3,698	Viacom, Inc., Class B	320,728
21,992	Walt Disney Co. (The)	1,885,594
1,136	Whirlpool Corp.(a)	158,154
3,560	Wyndham Worldwide Corp.	269,563
3,924	Yum! Brands, Inc.	318,629
		62,755,685
Consumer Staples — 4.8%
4,812	Altria Group, Inc.	201,815
1,260	Archer-Daniels-Midland Co.	55,579
14,700	Avon Products, Inc.	214,767

Shares		Value
Consumer Staples (continued)
2,353	Campbell Soup Co.(a)	$107,791
25,236	Coca-Cola Co. (The)(a)	1,068,997
4,225	Coca-Cola Enterprises, Inc.	201,870
424	ConAgra Foods, Inc.	12,584
15,411	Costco Wholesale Corp.	1,774,731
1,221	CVS Caremark Corp.	92,027
14,381	Diageo PLC ADR(a)	1,830,270
13,860	Estee Lauder Cos., Inc. (The), Class A	1,029,243
500	JM Smucker Co. (The)	53,285
830	Kraft Foods Group, Inc.	49,759
43,405	Monster Beverage Corp.†	3,083,057
300	Nu Skin Enterprises, Inc., Class A	22,188
7,423	PepsiCo, Inc.	663,171
8,138	Philip Morris International, Inc.	686,115
1,740	Procter & Gamble Co. (The)	136,747
17,331	SABMiller PLC ADR†	1,014,557
3,960	Safeway, Inc.	135,986
5,146	Wal-Mart Stores, Inc.	386,310
21,509	WhiteWave Foods Co., Class A†	696,246
		13,517,095
Energy — 6.1%
15,100	Anadarko Petroleum Corp.	1,652,997
1,040	Baker Hughes, Inc.	77,428
2,960	Cameron International Corp.†(a)	200,422
310	Cimarex Energy Co.	44,473
88,601	Cobalt International Energy, Inc.†	1,625,828
4,287	Devon Energy Corp.	340,388
1,372	EOG Resources, Inc.	160,332
63,725	FMC Technologies, Inc.†	3,891,686
57,150	Halliburton Co.	4,058,221
11,295	Kinder Morgan, Inc.(a)	409,557
11,627	Kosmos Energy, Ltd.†	130,571
640	Marathon Petroleum Corp.	49,965
2,900	Nabors Industries, Ltd.	85,173
460	National Oilwell Varco, Inc.	37,881
10,160	Patterson-UTI Energy, Inc.	354,990
3,763	Peabody Energy Corp.(a)	61,525
4,710	RPC, Inc.	110,638
29,215	Schlumberger, Ltd.	3,445,909
1,860	SM Energy Co.	156,426
360	Southwestern Energy Co.†	16,376
300	Teekay Corp.(a)	18,675
3,230	Unit Corp.†	222,321
240	World Fuel Services Corp.	11,815
		17,163,597
Financials — 6.6%
18,850	Affiliated Managers Group, Inc.†	3,871,790
9,240	Allied World Assurance Co. Holdings AG	351,305
1,904	American Express Co.	180,633
16,091	Ameriprise Financial, Inc.	1,930,920
4,753	Aon PLC	428,198
134,300	Charles Schwab Corp. (The)	3,616,699
31,757	CME Group, Inc., Class A(a)	2,253,159
520	Endurance Specialty Holdings, Ltd.	26,827
10,060	Erie Indemnity Co., Class A(a)	757,115
47,467	First Republic Bank(a)	2,610,210
806	Hanover Insurance Group, Inc. (The)	50,899
990	Jones Lang LaSalle, Inc.	125,126
3,551	Legg Mason, Inc.(a)	182,202
2,010	Loews Corp.	88,460
61	StanCorp Financial Group, Inc.	3,904
19,477	T Rowe Price Group, Inc.(a)	1,644,054
15,410	Validus Holdings, Ltd.	589,278
		18,710,779

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Health Care — 15.8%
7,226	Abbott Laboratories	$295,543
10,050	AbbVie, Inc.	567,222
3,448	Agilent Technologies, Inc.	198,053
9	Alere, Inc.†(a)	337
27,689	Alexion Pharmaceuticals, Inc.†	4,326,406
2,756	AmerisourceBergen Corp., Class A	200,251
5,946	Amgen, Inc.	703,828
2,327	Baxter International, Inc.	168,242
1,099	Becton Dickinson and Co.	130,012
14,448	Biogen Idec, Inc.†	4,555,599
19,957	Boston Scientific Corp.†	254,851
10,604	Bristol-Myers Squibb Co.	514,400
1,348	Cardinal Health, Inc.	92,419
165,486	Catamaran Corp.†(a)	7,307,862
63,183	Celgene Corp.†	5,426,156
53,450	Cerner Corp.†	2,756,951
3,375	Cigna Corp.	310,399
1,399	DaVita HealthCare Partners, Inc.†	101,176
4,175	Edwards Lifesciences Corp.†(a)	358,382
7,869	Express Scripts Holding Co.†	545,558
112,621	Gilead Sciences, Inc.†	9,337,407
3,129	HCA Holdings, Inc.†	176,413
23,253	Hologic, Inc.†(a)	589,463
3,045	Hospira, Inc.†	156,422
440	Intuitive Surgical, Inc.†	181,192
2,166	Johnson & Johnson	226,607
3,194	Laboratory Corp. of America Holdings†	327,066
2,159	McKesson Corp.	402,027
437	Mettler-Toledo International, Inc.†	110,640
4,792	Mylan, Inc.†(a)	247,076
1,894	PerkinElmer, Inc.	88,715
8,361	Perrigo Co. PLC(a)	1,218,699
23,476	Pharmacyclics, Inc.†	2,106,032
2,750	Quest Diagnostics, Inc.(a)	161,397
3,931	Tenet Healthcare Corp.†(a)	184,521
2,439	United Therapeutics Corp.†(a)	215,827
		44,543,151
Industrials — 9.9%
3,597	3M Co.(a)	515,235
3,892	AECOM Technology Corp.†(a)	125,322
261	Allegion PLC	14,793
2,790	AO Smith Corp.	138,328
1,858	Babcock & Wilcox Co. (The)(a)	60,311
3,946	Boeing Co. (The)	502,050
25,075	Canadian Pacific Railway, Ltd.(a)	4,542,086
4,584	Caterpillar, Inc.	498,143
1,811	CH Robinson Worldwide, Inc.(a)	115,524
100	Copa Holdings SA, Class A	14,257
1,899	Crane Co.	141,210
25,800	Cummins, Inc.	3,980,682
2,929	Danaher Corp.	230,600
2,270	Deere & Co.	205,549
4,840	Emerson Electric Co.	321,182
180	Exelis, Inc.	3,056
49,115	Fastenal Co.(a)	2,430,702
27,885	Fluor Corp.(a)	2,144,357
9,037	Hertz Global Holdings, Inc.†	253,307
4,622	Honeywell International, Inc.	429,615
9	Ingersoll-Rand PLC	563
1,555	Joy Global, Inc.(a)	95,757
3,590	Landstar System, Inc.	229,760
1,205	Lockheed Martin Corp.	193,680
720	Manpowergroup, Inc.	61,092
604	Oshkosh Corp.(a)	33,540
21,453	Precision Castparts Corp.	5,414,737

Shares		Value
Industrials (continued)
285	Rockwell Collins, Inc.	$22,270
7,789	Rollins, Inc.	233,670
14,370	RR Donnelley & Sons Co.(a)	243,715
3,100	SPX Corp.	335,451
26,032	Textron, Inc.	996,765
835	Timken Co.	56,646
152	Trinity Industries, Inc.	6,645
3,534	Union Pacific Corp.	352,516
8,864	United Continental Holdings, Inc.†(a)	364,044
1,770	United Parcel Service, Inc., Class B	181,708
15,399	United Rentals, Inc.†	1,612,737
6,298	United Technologies Corp.	727,104
		27,828,709
Information Technology — 28.9%
2,949	Accenture PLC, Class A	238,397
57,875	Adobe Systems, Inc.†	4,187,835
13,900	Alliance Data Systems Corp.†(a)	3,909,375
31,919	Altera Corp.	1,109,504
82,334	Apple, Inc.	7,651,299
2,632	Atmel Corp.†	24,662
2,462	Automatic Data Processing, Inc.	195,187
650	Blackhawk Network Holdings, Inc., Class B†	17,453
3,237	Broadcom Corp., Class A	120,158
1,994	Citrix Systems, Inc.†	124,725
1,914	Cognizant Technology Solutions Corp., Class A†	93,614
3,870	Computer Sciences Corp.	244,584
2,832	Cree, Inc.†(a)	141,458
750	eBay, Inc.†	37,545
550	F5 Networks, Inc.†	61,292
148,232	Facebook, Inc., Class A†	9,974,531
1,387	Fidelity National Information Services, Inc.	75,924
6,191	Global Payments, Inc.(a)	451,014
13,639	Google, Inc., Class C†	7,846,244
13,737	Google, Inc., Class A†	8,031,612
8,198	Hewlett-Packard Co.	276,109
5,387	International Business Machines Corp.	976,501
881	Intuit, Inc.	70,947
5,473	Juniper Networks, Inc.†	134,307
5,980	Lam Research Corp.	404,128
14,885	Marvell Technology Group, Ltd.	213,302
5,310	MasterCard, Inc., Class A	390,126
2,655	MercadoLibre, Inc.	253,287
81,710	Micron Technology, Inc.†	2,692,345
47,260	Microsoft Corp.	1,970,742
1,437	Motorola Solutions, Inc.	95,661
9,138	NCR Corp.†	320,652
2,435	NetApp, Inc.	88,926
4,958	ON Semiconductor Corp.†	45,316
33,371	Oracle Corp.	1,352,527
9,009	QUALCOMM, Inc.	713,513
104,069	Rackspace Hosting, Inc.†(a)	3,502,963
84,531	Salesforce.com, Inc.†(a)	4,909,560
3,329	Solera Holdings, Inc.	223,542
42,975	Splunk, Inc.†(a)	2,377,807
16,831	Stratasys, Ltd.†(a)	1,912,507
3,365	Symantec Corp.	77,058
9,510	Teradata Corp.†(a)	382,302
26,245	Trimble Navigation, Ltd.†	969,753
6,730	Vantiv, Inc., Class A†	226,263
42,241	Visa, Inc., Class A	8,900,601
28,975	VMware, Inc., Class A†(a)	2,805,070
285	Western Digital Corp.	26,306

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
20,733	Western Union Co. (The)(a)	$359,510
15,653	Xerox Corp.	194,723
		81,402,767
Materials — 4.6%
3,892	Ball Corp.(a)	243,951
6,077	Crown Holdings, Inc.†	302,391
1,619	Dow Chemical Co. (The)	83,314
29,950	Ecolab, Inc.	3,334,633
3,572	EI du Pont de Nemours & Co.(a)	233,751
50,115	Freeport-McMoRan Copper & Gold, Inc.	1,829,198
32,654	Monsanto Co.	4,073,260
3,330	Rockwood Holdings, Inc.	253,047
9,146	Sealed Air Corp.	312,519
9,779	Sherwin-Williams Co. (The)(a)	2,023,373
3,062	Silgan Holdings, Inc.(a)	155,611
1,134	Vulcan Materials Co.	72,292
		12,917,340
Telecommunication Services — 0.5%
10,018	CenturyLink, Inc.	362,652
10,125	Sprint Corp.†(a)	86,366
21,778	Verizon Communications, Inc.	1,065,597
		1,514,615
Utilities — 0.0%
6,760	AES Corp. (The)	105,118

Total Common Stock
(Cost $208,666,489)		280,458,856

SHORT-TERM INVESTMENTS (b) — 17.0%
2,035,498	Northern Trust Institutional Government Select Portfolio, 0.010%	2,035,498
45,994,127	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	45,994,127

Total Short-Term Investments
(Cost $48,029,625)		48,029,625
Total Investments — 116.5%
(Cost $256,696,114)		328,488,481
Other Assets & Liabilities, Net — (16.5)%		(46,464,762)
NET ASSETS — 100.0%		$282,023,719

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $45,083,512.
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $45,994,127.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 98.6%††
Consumer Discretionary — 8.2%
5,786	Apollo Education Group, Inc., Class A†	$180,813
11,438	Cablevision Systems Corp., Class A(a)	201,881
7,200	CBS Corp., Class B(a)	447,408
2,525	Columbia Sportswear Co.	208,691
13,400	Comcast Corp., Class A(a)	719,312
100	DeVry Education Group, Inc.	4,234
99	Discovery Communications, Inc., Class A†(a)	7,354
19,715	Ford Motor Co.	339,887
850	GameStop Corp., Class A(a)	34,400
12,555	Gannett Co., Inc.(a)	393,097
57,755	General Motors Co.	2,096,506
18,400	Goodyear Tire & Rubber Co. (The)	511,152
40	International Game Technology	637
1,270	Interpublic Group of Cos., Inc. (The)	24,778
110	John Wiley & Sons, Inc., Class A	6,665
299	Johnson Controls, Inc.	14,929
18,225	Kohl's Corp.	960,093
660	Lear Corp.	58,951
8,500	Macy's, Inc.	493,170
3,215	Magna International, Inc., Class A(a)	346,417
50,050	News Corp., Class A†	897,897
16,210	News Corp., Class B†	282,864
18,968	Omnicom Group, Inc.	1,350,901
1,007	Royal Caribbean Cruises, Ltd.(a)	55,989
1,420	Stanley Black & Decker, Inc.	124,704
108,347	Staples, Inc.(a)	1,174,481
4,034	Thomson Reuters Corp.	146,676
1,638	Time Warner Cable, Inc., Class A	241,277
5,246	Time Warner, Inc.	368,531
655	Time, Inc.†(a)	15,864
13,375	TRW Automotive Holdings Corp.†(a)	1,197,330
2,244	Walt Disney Co. (The)	192,401
1,092	Wyndham Worldwide Corp.	82,686
		13,181,976
Consumer Staples — 4.4%
1,300	Archer-Daniels-Midland Co.	57,343
6,250	Bunge, Ltd.	472,750
1,000	Campbell Soup Co.(a)	45,810
4,210	Coca-Cola Enterprises, Inc.	201,154
9,475	ConAgra Foods, Inc.	281,218
12,285	CVS Caremark Corp.	925,921
298	JM Smucker Co. (The)	31,758
11,850	Kellogg Co.	778,545
1,159	Molson Coors Brewing Co., Class B	85,951
17,350	Mondelez International, Inc., Class A	652,533
14,905	Procter & Gamble Co. (The)	1,171,384
70,450	Rite Aid Corp.†	505,127
7,680	Safeway, Inc.	263,731
12,125	Tyson Foods, Inc., Class A	455,173
15,675	Wal-Mart Stores, Inc.	1,176,722
		7,105,120
Energy — 14.0%
1,707	Anadarko Petroleum Corp.	186,865
10,766	Apache Corp.	1,083,275
12,692	Baker Hughes, Inc.	944,920
44,928	BP PLC ADR	2,369,952
1,470	Cameron International Corp.†(a)	99,534
41,820	Chesapeake Energy Corp.(a)	1,299,766
10,148	Chevron Corp.	1,324,821
2,805	Cimarex Energy Co.	402,405
15,667	ConocoPhillips(a)	1,343,132

Shares		Value
Energy (continued)
2,697	Consol Energy, Inc.	$124,251
1,980	Denbury Resources, Inc.(a)	36,551
14,470	Devon Energy Corp.(a)	1,148,918
2,895	Energen Corp.	257,307
55,323	Exxon Mobil Corp.	5,569,920
2,230	Hess Corp.(a)	220,525
4,633	Kinder Morgan, Inc.(a)	167,993
6,049	Marathon Oil Corp.	241,476
2,159	Marathon Petroleum Corp.	168,553
939	Murphy Oil Corp.	62,425
240	National Oilwell Varco, Inc.(a)	19,764
3,143	Newfield Exploration Co.†	138,921
10,991	Occidental Petroleum Corp.	1,128,006
1,930	Patterson-UTI Energy, Inc.	67,434
7,503	Peabody Energy Corp.(a)	122,674
510	Phillips 66	41,019
31,910	Royal Dutch Shell PLC ADR, Class A(a)	2,628,427
1,250	Tesoro Corp.(a)	73,337
2,198	Unit Corp.†	151,288
13,175	Valero Energy Corp.(a)	660,067
15,950	Weatherford International PLC†	366,850
		22,450,376
Financials — 29.6%
1,994	Aflac, Inc.	124,126
5,040	Allied World Assurance Co. Holdings AG(a)	191,621
14,180	Allstate Corp. (The)	832,650
35,300	American International Group, Inc.	1,926,674
893	Ameriprise Financial, Inc.	107,160
9,560	Annaly Capital Management, Inc.(a) (b)	109,271
2,938	Aon PLC	264,684
5,955	Associated Banc-Corp(a)	107,666
6,881	Assurant, Inc.(a)	451,050
10,370	Assured Guaranty, Ltd.(a)	254,065
18,425	Axis Capital Holdings, Ltd.	815,859
258,174	Bank of America Corp.	3,968,134
2,507	BB&T Corp.	98,851
8,060	Berkshire Hathaway, Inc., Class B†	1,020,074
8,860	Capital One Financial Corp.	731,836
20,450	CBL & Associates Properties, Inc.(b)	388,550
5,160	CBRE Group, Inc., Class A†	165,326
1,617	Chubb Corp. (The)	149,039
1,370	CIT Group, Inc.	62,691
38,591	Citigroup, Inc.	1,817,636
11,875	Comerica, Inc.(a)	595,650
14,509	Discover Financial Services	899,268
3,330	E*Trade Financial Corp.†	70,796
620	East West Bancorp, Inc.	21,694
460	Erie Indemnity Co., Class A(a)	34,620
100	Everest Re Group, Ltd.(a)	16,049
78,750	Fifth Third Bancorp	1,681,313
4,850	Franklin Resources, Inc.(a)	280,524
9,290	Fulton Financial Corp.(a)	115,103
43,200	Genworth Financial, Inc., Class A†	751,680
9,599	Goldman Sachs Group, Inc. (The)	1,607,256
1,490	Hanover Insurance Group, Inc. (The)	94,093
26,080	Hartford Financial Services Group, Inc.	933,925
10	Healthcare Trust of America, Inc., Class A(b)	120
46,950	Huntington Bancshares, Inc.(a)	447,903
7,625	Invesco, Ltd.	287,844
1,950	Jones Lang LaSalle, Inc.	246,461
64,369	JPMorgan Chase & Co.	3,708,942
6,450	Kemper Corp.	237,747
40,550	KeyCorp	581,082

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
1,647	Legg Mason, Inc.(a)	$84,508
18,025	Liberty Property Trust(b)	683,688
3,070	Loews Corp.	135,111
4,890	MBIA, Inc.†	53,986
47,613	MetLife, Inc.	2,645,378
47,850	Morgan Stanley	1,546,990
26,250	Old Republic International Corp.(a)	434,175
24	PartnerRe, Ltd.	2,621
11,122	People's United Financial, Inc.(a)	168,721
25,859	PNC Financial Services Group, Inc.	2,302,744
6,430	Popular, Inc.†	219,777
70	Principal Financial Group, Inc.(a)	3,534
16,637	Progressive Corp. (The)	421,914
4,406	Protective Life Corp.	305,468
8,372	Prudential Financial, Inc.	743,182
1,180	Public Storage(b)	202,193
7,575	Raymond James Financial, Inc.	384,280
104,675	Regions Financial Corp.	1,111,649
320	Reinsurance Group of America, Inc., Class A	25,248
4,891	RenaissanceRe Holdings, Ltd.(a)	523,337
3,660	Retail Properties of America, Inc., Class A(b)	56,291
840	Santander Consumer USA Holdings, Inc.(a)	16,329
17,330	State Street Corp.	1,165,616
2,660	SVB Financial Group†	310,209
794	Travelers Cos., Inc. (The)	74,692
10,640	Two Harbors Investment Corp.(b)	111,507
4,835	U.S. Bancorp	209,452
55,800	UBS AG(a)	1,022,256
5,177	Unum Group	179,952
9,440	Validus Holdings, Ltd.	360,986
794	Vornado Realty Trust(b)	84,744
42,350	Voya Financial, Inc.	1,538,999
38,488	Wells Fargo & Co.	2,022,929
26,175	Willis Group Holdings PLC	1,133,377
25,225	XL Group PLC, Class A	825,614
		47,310,490
Health Care — 12.7%
34,446	Abbott Laboratories	1,408,841
12,100	AbbVie, Inc.	682,924
18,575	Aetna, Inc.	1,506,061
11,310	Agilent Technologies, Inc.	649,646
783	AmerisourceBergen Corp., Class A	56,893
9,275	Becton Dickinson and Co.	1,097,232
63,582	Boston Scientific Corp.†	811,942
5,450	Bristol-Myers Squibb Co.	264,380
3,550	Cardinal Health, Inc.	243,388
13,550	Cigna Corp.	1,246,193
2,051	Covidien PLC	184,959
1,120	DaVita HealthCare Partners, Inc.†	80,998
4,550	Eli Lilly & Co.	282,873
1,440	Express Scripts Holding Co.†	99,835
8,700	Gilead Sciences, Inc.†(a)	721,317
6,650	Grifols SA ADR	292,933
1,391	HCA Holdings, Inc.†	78,425
981	Health Net, Inc.†	40,751
9,099	Hologic, Inc.†(a)	230,660
21,059	Johnson & Johnson	2,203,193
4,575	Laboratory Corp. of America Holdings†	468,480
1,390	LifePoint Hospitals, Inc.†	86,319
2,735	Mallinckrodt PLC†(a)	218,855
198	McKesson Corp.(a)	36,870
230	Medtronic, Inc.(a)	14,665

Shares		Value
Health Care (continued)
34,323	Merck & Co., Inc.	$1,985,586
2,060	Omnicare, Inc.(a)	137,134
199	PerkinElmer, Inc.	9,321
78,659	Pfizer, Inc.	2,334,599
3,020	QIAGEN NV†(a)	73,839
5,004	Quest Diagnostics, Inc.(a)	293,685
3,150	Salix Pharmaceuticals, Ltd.†(a)	388,552
14,025	Teva Pharmaceutical Industries, Ltd. ADR	735,190
4,888	Thermo Fisher Scientific, Inc.	576,784
2,893	UnitedHealth Group, Inc.	236,503
3,115	WellPoint, Inc.	335,205
2,145	Zimmer Holdings, Inc.	222,780
		20,337,811
Industrials — 8.1%
3,429	AECOM Technology Corp.†(a)	110,414
2,820	AGCO Corp.(a)	158,540
793	Alliant Techsystems, Inc.	106,199
11,650	American Airlines Group, Inc.†	500,484
180	AO Smith Corp.	8,924
1,085	Babcock & Wilcox Co. (The)(a)	35,219
6,260	Caterpillar, Inc.	680,274
298	CH Robinson Worldwide, Inc.(a)	19,010
1	CNH Industrial NV(a)	10
14,200	Delta Air Lines, Inc.	549,824
488	Dun & Bradstreet Corp.(a)	53,778
2,935	Eaton Corp. PLC	226,523
199	Emerson Electric Co.	13,206
232	Exelis, Inc.	3,940
1,180	FedEx Corp.	178,628
540	General Cable Corp.(a)	13,857
6,800	General Dynamics Corp.	792,540
103,966	General Electric Co.	2,732,226
2,084	Harsco Corp.	55,497
910	Hertz Global Holdings, Inc.†	25,507
992	Huntington Ingalls Industries, Inc.	93,833
99	Ingersoll-Rand PLC	6,188
896	ITT Corp.	43,098
2,350	Joy Global, Inc.(a)	144,713
1,970	KBR, Inc.	46,984
5,335	L-3 Communications Holdings, Inc.	644,201
200	Manpowergroup, Inc.	16,970
39,440	Masco Corp.	875,568
2,850	Norfolk Southern Corp.	293,636
4,675	Northrop Grumman Corp.	559,270
2,041	Oshkosh Corp.	113,337
1,070	Owens Corning(a)	41,388
11,645	Parker Hannifin Corp.	1,464,126
10,075	Pitney Bowes, Inc.	278,271
100	Raytheon Co.	9,225
329	Rockwell Collins, Inc.	25,708
10,780	RR Donnelley & Sons Co.(a)	182,829
15,475	Southwest Airlines Co.	415,658
2,940	SPX Corp.	318,137
9,125	Terex Corp.(a)	375,038
595	Toro Co. (The)	37,842
13,000	United Continental Holdings, Inc.†(a)	533,910
2,310	URS Corp.(a)	105,914
		12,890,444
Information Technology — 12.5%
62,050	Alcatel-Lucent ADR(a)	220,898
5,975	Amdocs, Ltd.	276,822
10,760	Apple, Inc.	999,927
1,180	Arrow Electronics, Inc.†	71,284

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
3,090	Avnet, Inc.	$136,918
1,290	AVX Corp.	17,131
1,261	Blackhawk Network Holdings, Inc., Class B†	33,858
4,600	Broadcom Corp., Class A	170,752
11,811	Brocade Communications Systems, Inc.	108,661
48,879	Cisco Systems, Inc.	1,214,643
2,220	Computer Sciences Corp.	140,304
39,990	Corning, Inc.	877,780
430	Cree, Inc.†(a)	21,479
1,600	Diebold, Inc.(a)	64,272
6,075	eBay, Inc.†	304,114
2,525	F5 Networks, Inc.†	281,386
1,732	Global Payments, Inc.(a)	126,176
120,334	Hewlett-Packard Co.	4,052,849
2,306	Ingram Micro, Inc., Class A†	67,358
80,170	Intel Corp.(a)	2,477,253
1,930	Jabil Circuit, Inc.	40,337
12,142	Juniper Networks, Inc.†	297,965
10,385	Lam Research Corp.	701,818
6,880	Marvell Technology Group, Ltd.	98,590
27,350	Micron Technology, Inc.†(a)	901,183
27,998	Microsoft Corp.	1,167,517
1,817	NCR Corp.†	63,758
1,450	NetApp, Inc.	52,954
3,218	Nuance Communications, Inc.†(a)	60,402
5,650	NXP Semiconductor NV†	373,917
9,172	ON Semiconductor Corp.†	83,832
32,250	Oracle Corp.	1,307,092
6,375	Skyworks Solutions, Inc.	299,370
17,075	SunEdison, Inc.†	385,895
190	Symantec Corp.	4,351
9,400	TE Connectivity, Ltd.	581,296
2,283	Tech Data Corp.†	142,733
370	Teradata Corp.†(a)	14,874
1,450	Vishay Intertechnology, Inc.(a)	22,461
7,690	Western Digital Corp.	709,787
4,840	Western Union Co. (The)(a)	83,926
53,920	Xerox Corp.	670,765
7,875	Yahoo!, Inc.†	276,649
		20,005,337
Materials — 3.3%
35,164	Alcoa, Inc.(a)	523,592
2,382	Ball Corp.(a)	149,304
32,850	Barrick Gold Corp.(a)	601,155
496	Bemis Co., Inc.(a)	20,167
388	Cabot Corp.	22,500
4,802	Crown Holdings, Inc.†	238,948
298	Cytec Industries, Inc.	31,415
15,027	Dow Chemical Co. (The)	773,289
22,680	Freeport-McMoRan Copper & Gold, Inc.(a)	827,820
50,150	Gerdau SA ADR(a)	295,383
8,370	LyondellBasell Industries NV, Class A	817,331
3,570	Mosaic Co. (The)	176,537
7,043	Newmont Mining Corp.	179,174
1,237	Nucor Corp.(a)	60,922
3,648	Owens-Illinois, Inc.†	126,367
2,290	Rockwood Holdings, Inc.	174,017
5,400	Sealed Air Corp.	184,518
1,470	Silgan Holdings, Inc.(a)	74,705
		5,277,144
Telecommunication Services — 1.8%
49,441	AT&T, Inc.(a)	1,748,234

Shares		Value
Telecommunication Services (continued)
12,163	CenturyLink, Inc.(a)	$440,300
33,550	Frontier Communications Corp.(a)	195,932
5,225	Level 3 Communications, Inc.†	229,430
9,805	Sprint Corp.†(a)	83,636
13,160	Windstream Holdings, Inc.(a)	131,074
		2,828,606
Utilities — 4.0%
92,184	AES Corp. (The)	1,433,461
457	AGL Resources, Inc.(a)	25,149
8,610	Ameren Corp.	351,977
2,283	American Electric Power Co., Inc.	127,323
695	American Water Works Co., Inc.	34,368
2,679	CenterPoint Energy, Inc.	68,422
189	CMS Energy Corp.	5,887
1,652	Consolidated Edison, Inc.(a)	95,387
2,581	Dominion Resources, Inc.(a)	184,593
695	DTE Energy Co.	54,120
12,964	Duke Energy Corp.(a)	961,799
100	Edison International	5,811
14,600	Entergy Corp.(a)	1,198,514
29,380	Exelon Corp.(a)	1,071,783
9,335	FirstEnergy Corp.(a)	324,111
1,060	MDU Resources Group, Inc.	37,206
14	NextEra Energy, Inc.	1,435
920	Northeast Utilities	43,488
240	NRG Energy, Inc.	8,928
789	PG&E Corp.(a)	37,888
1,390	Public Service Enterprise Group, Inc.	56,698
7,410	Questar Corp.	183,768
16	Sempra Energy(a)	1,675
751	Southern Co. (The)(a)	34,080
480	TECO Energy, Inc.(a)	8,870
187	UGI Corp.	9,443
615	Wisconsin Energy Corp.(a)	28,856
		6,395,040
Total Common Stock
(Cost $126,791,829)		157,782,344

SHORT-TERM INVESTMENTS (c) — 17.0%
1,282,724	Northern Trust Institutional Government Select Portfolio, 0.010%	1,282,724
25,836,440	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	25,836,440

Total Short-Term Investments
(Cost $27,119,164)		27,119,164
Total Investments — 115.6%
(Cost $153,910,993)		184,901,508
Other Assets & Liabilities, Net — (15.6)%		(24,892,095)
NET ASSETS — 100.0%		$160,009,413

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $25,309,448.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $25,836,440. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $31,126.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 98.9%
Consumer Discretionary — 16.7%
380	American Public Education, Inc.†(a)	$13,064
935	ANN, Inc.†	38,466
50	Arctic Cat, Inc.(a)	1,971
5,704	Asbury Automotive Group, Inc.†	392,093
230	Ascent Capital Group, Inc., Class A†(a)	15,183
80	Big 5 Sporting Goods Corp.(a)	981
1,025	Bloomin' Brands, Inc.†	22,991
320	Blue Nile, Inc.†	8,960
600	Bright Horizons Family Solutions, Inc.†(a)	25,764
495	Brown Shoe Co., Inc.	14,162
1,222	Brunswick Corp.(a)	51,483
4,549	Capella Education Co.	247,420
346	Cheesecake Factory, Inc. (The)(a)	16,061
160	Children's Place Retail Stores, Inc. (The)(a)	7,941
385	Christopher & Banks Corp.†(a)	3,373
859	Cooper Tire & Rubber Co.	25,770
4	Cracker Barrel Old Country Store, Inc.(a)	398
710	Cumulus Media, Inc., Class A†	4,679
652	Dana Holding Corp.(a)	15,922
2,290	Deckers Outdoor Corp.†(a)	197,696
7,205	Denny's Corp.†(a)	46,977
600	DineEquity, Inc.	47,694
152	Domino's Pizza, Inc.	11,110
4,870	Dorman Products, Inc.†(a)	240,188
1,645	Entravision Communications Corp., Class A(a)	10,232
3,056	Express, Inc.†	52,044
1,365	Finish Line, Inc. (The), Class A	40,595
184	Genesco, Inc.†(a)	15,112
4,110	G-III Apparel Group, Ltd.†(a)	335,623
865	Global Sources, Ltd.†	7,162
904	Grand Canyon Education, Inc.†	41,557
2,860	Group 1 Automotive, Inc.(a)	241,127
60	Haverty Furniture Cos., Inc.(a)	1,508
1,095	Hillenbrand, Inc.(a)	35,719
100	HSN, Inc.(a)	5,924
975	Iconix Brand Group, Inc.†(a)	41,866
1,605	Jack in the Box, Inc.	96,043
959	Kirkland's, Inc.†(a)	17,789
11,201	Krispy Kreme Doughnuts, Inc.†(a)	178,992
2,095	La-Z-Boy, Inc., Class Z(a)	48,541
1,919	Libbey, Inc.†(a)	51,122
47	Lithia Motors, Inc., Class A(a)	4,421
230	Matthews International Corp., Class A(a)	9,561
876	MDC Partners, Inc., Class A	18,825
5	Monarch Casino & Resort, Inc.†	76
6,700	Monro Muffler Brake, Inc.(a)	356,373
1,073	Morgans Hotel Group Co.†	8,509
474	Multimedia Games Holding Co., Inc.†(a)	14,049
1,345	New York & Co., Inc.†(a)	4,963
535	Nutrisystem, Inc.	9,154
1,465	Office Depot, Inc.†(a)	8,336
3,035	Orbitz Worldwide, Inc.†(a)	27,011
756	Papa John's International, Inc.	32,047
520	Penske Automotive Group, Inc.	25,740
664	Pier 1 Imports, Inc.	10,232
1,259	Pinnacle Entertainment, Inc.†	31,702
390	Pool Corp.	22,058
65	Quiksilver, Inc.†(a)	233
5,396	Red Robin Gourmet Burgers, Inc.†(a)	384,195
510	RetailMeNot, Inc.†(a)	13,571
2,463	Ruth's Hospitality Group, Inc.(a)	30,418

Shares		Value
Consumer Discretionary (continued)
6,529	Scientific Games Corp., Class A†(a)	$72,602
115	Select Comfort Corp.†(a)	2,376
756	Six Flags Entertainment Corp.	32,168
22,718	Sonic Corp.†(a)	501,613
3,754	Sotheby's(a)	157,631
8,661	Steven Madden, Ltd.†(a)	297,072
1,565	Tenneco, Inc.†	102,821
787	Tower International, Inc.†(a)	28,993
165	Tumi Holdings, Inc.†	3,321
6,520	Vera Bradley, Inc.†(a)	142,592
420	Vitamin Shoppe, Inc.†(a)	18,068
120	Weyco Group, Inc.(a)	3,289
1,015	Winnebago Industries, Inc.†(a)	25,558
2,825	Wolverine World Wide, Inc.(a)	73,620
205	Zumiez, Inc.†(a)	5,656
		5,150,157
Consumer Staples — 4.8%
689	B&G Foods, Inc., Class A(a)	22,523
354	Cal-Maine Foods, Inc.	26,309
1,494	Central Garden and Pet Co., Class A†(a)	13,745
109	Coca-Cola Bottling Co. Consolidated(a)	8,030
179	Craft Brew Alliance, Inc.†(a)	1,980
1,440	Darling Ingredients, Inc.†	30,096
1,395	Farmer Bros Co.†(a)	30,146
434	Hain Celestial Group, Inc. (The)†(a)	38,513
4,020	J&J Snack Foods Corp.	378,362
267	Lancaster Colony Corp.(a)	25,408
20	Oil-Dri Corp. of America(a)	611
485	Omega Protein Corp.†(a)	6,635
337	Pantry, Inc. (The)†	5,460
270	Post Holdings, Inc.†(a)	13,746
80	PriceSmart, Inc.(a)	6,963
955	Revlon, Inc., Class A†(a)	29,127
2,637	Rite Aid Corp.†	18,907
544	Sanderson Farms, Inc.	52,877
724	Spectrum Brands Holdings, Inc.(a)	62,286
5,315	SUPERVALU, Inc.†(a)	43,689
7,724	TreeHouse Foods, Inc.†(a)	618,461
384	United Natural Foods, Inc.†(a)	24,999
130	WD-40 Co.(a)	9,778
		1,468,651
Energy — 5.9%
40	Adams Resources & Energy, Inc.	3,125
500	Alon USA Energy, Inc.	6,220
410	Apco Oil and Gas International, Inc.†(a)	5,916
3,280	Basic Energy Services, Inc.†	95,842
480	Bonanza Creek Energy, Inc.†(a)	27,451
320	Carrizo Oil & Gas, Inc.†	22,163
50	Clayton Williams Energy, Inc.†	6,869
13,180	Comstock Resources, Inc.(a)	380,111
740	Delek US Holdings, Inc.	20,890
4,910	Forest Oil Corp.†(a)	11,195
140	Geospace Technologies Corp.†(a)	7,711
1,670	Green Plains, Inc.	54,893
8,660	ION Geophysical Corp.†(a)	36,545
2,539	Kodiak Oil & Gas Corp.†	36,943
12,145	Matador Resources Co.†(a)	355,606
1,210	Matrix Service Co.†	39,676
294	Oasis Petroleum, Inc.†	16,432
6,400	PDC Energy, Inc.†	404,160
2,580	PetroQuest Energy, Inc.†(a)	19,402
1,780	Pioneer Energy Services Corp.†	31,221
1,320	Renewable Energy Group, Inc.†	15,140
2,020	Rosetta Resources, Inc.†(a)	110,797
510	SEACOR Holdings, Inc.†(a)	41,948

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Energy (continued)
134	Targa Resources Corp.	$18,702
8,045	VAALCO Energy, Inc.†(a)	58,165
		1,827,123
Financials — 10.2%
1,220	Argo Group International Holdings, Ltd.	62,354
350	Aviv REIT, Inc.(b)	9,860
8,300	Bank of the Ozarks, Inc.(a)	277,635
830	BofI Holding, Inc.†(a)	60,980
545	Crawford & Co., Class B(a)	5,494
133	Credit Acceptance Corp.†	16,356
2,700	DuPont Fabros Technology, Inc.(a) (b)	72,792
287	eHealth, Inc.†	10,897
1,010	Employers Holdings, Inc.	21,392
844	Encore Capital Group, Inc.†(a)	38,335
385	Enterprise Financial Services Corp.(a)	6,953
4,946	FelCor Lodging Trust, Inc.(a) (b)	51,982
350	Fidelity & Guaranty Life	8,379
90	Financial Engines, Inc.(a)	4,075
90	GAMCO Investors, Inc., Class A(a)	7,474
340	Geo Group, Inc. (The)† (b)	12,148
275	Glimcher Realty Trust(a) (b)	2,978
1,819	Greenlight Capital Re, Ltd., Class A†(a)	59,918
105	Hallmark Financial Services, Inc.†(a)	1,129
240	HFF, Inc., Class A(a)	8,926
500	Highwoods Properties, Inc.(a) (b)	20,975
5,910	Home BancShares, Inc.(a)	193,966
7,710	Iberiabank Corp.(a)	533,455
705	INTL FCStone, Inc.†(a)	14,044
1,790	KCG Holdings, Inc., Class A†(a)	21,265
5,221	MarketAxess Holdings, Inc.(a)	282,247
7,485	MGIC Investment Corp.†	69,162
1,310	National Health Investors, Inc.(a) (b)	81,954
3,490	Oritani Financial Corp.(a)	53,711
4,700	Pinnacle Financial Partners, Inc.(a)	185,556
692	Portfolio Recovery Associates, Inc.†	41,195
2,670	Potlatch Corp.(b)	110,538
21,130	PrivateBancorp, Inc., Class A(a)	614,038
360	PS Business Parks, Inc.(a) (b)	30,056
45	Pzena Investment Management, Inc., Class A(a)	502
515	Regional Management Corp.†(a)	7,967
485	State Auto Financial Corp.(a)	11,363
2,852	Strategic Hotels & Resorts, Inc.†(a) (b)	33,397
80	United Fire Group, Inc.(a)	2,346
655	Universal Insurance Holdings, Inc.(a)	8,495
2,100	Washington Real Estate Investment Trust(a) (b)	54,558
1,570	Western Alliance Bancorp†	37,366
205	WisdomTree Investments, Inc.†(a)	2,534
		3,150,747
Health Care — 21.8%
568	Accuray, Inc.†(a)	4,999
1,150	Acorda Therapeutics, Inc.†(a)	38,766
200	Addus HomeCare Corp.†(a)	4,496
150	Aegerion Pharmaceuticals, Inc.†(a)	4,813
9,070	Air Methods Corp.†(a)	468,465
24,699	Akorn, Inc.†(a)	821,242
1,149	Align Technology, Inc.†	64,390
535	Alliance HealthCare Services, Inc.†	14,445
514	Alnylam Pharmaceuticals, Inc.†	32,469
955	AMAG Pharmaceuticals, Inc.†	19,788
795	AMN Healthcare Services, Inc.†(a)	9,778
784	Amsurg Corp., Class A†(a)	35,727
140	Anika Therapeutics, Inc.†(a)	6,486
2,895	Array BioPharma, Inc.†(a)	13,201

Shares		Value
Health Care (continued)
99	athenahealth, Inc.†(a)	$12,388
14,782	Cambrex Corp.†(a)	305,988
10,154	Cantel Medical Corp.	371,840
450	Cardiovascular Systems, Inc.†(a)	14,022
2,600	Celldex Therapeutics, Inc.†(a)	42,432
8,160	Centene Corp.†	616,977
1,698	Cepheid, Inc.†(a)	81,402
280	Clovis Oncology, Inc.†(a)	11,595
344	CorVel Corp.†(a)	15,542
279	CryoLife, Inc.(a)	2,497
674	Cyberonics, Inc.†	42,098
1,365	DexCom, Inc.†	54,136
4,148	Dynavax Technologies Corp.†(a)	6,637
1,747	Emergent Biosolutions, Inc.†(a)	39,238
805	ExamWorks Group, Inc.†(a)	25,543
4,650	Gentiva Health Services, Inc.†	70,029
740	Globus Medical, Inc., Class A†	17,701
1,765	Haemonetics Corp.†(a)	62,269
1,325	Halozyme Therapeutics, Inc.†(a)	13,091
480	Hanger, Inc.†(a)	15,096
2,839	HealthSouth Corp.(a)	101,835
425	HealthStream, Inc.†	10,328
235	Healthways, Inc.†(a)	4,122
981	HMS Holdings Corp.†(a)	20,022
8,830	ICON PLC†	415,981
735	Insmed, Inc.†	14,685
150	Insys Therapeutics, Inc.†(a)	4,685
290	Integra LifeSciences Holdings Corp.†(a)	13,647
110	Intercept Pharmaceuticals, Inc.†(a)	26,029
1,520	InterMune, Inc.†(a)	67,108
290	IPC The Hospitalist Co., Inc.†(a)	12,824
1,845	Isis Pharmaceuticals, Inc.†(a)	63,560
800	Landauer, Inc.(a)	33,600
9,850	Lannett Co., Inc.†(a)	488,757
20,149	Lexicon Pharmaceuticals, Inc.†(a)	32,440
520	Ligand Pharmaceuticals, Inc., Class B†(a)	32,391
20	Luminex Corp.†(a)	343
800	MacroGenics, Inc.†	17,384
130	Magellan Health, Inc.†	8,091
1,310	Masimo Corp.†(a)	30,916
2,124	MedAssets, Inc.†(a)	48,512
395	Medicines Co. (The)†	11,479
9,630	Medidata Solutions, Inc.†(a)	412,260
3,585	Merge Healthcare, Inc.†(a)	8,138
420	Molina Healthcare, Inc.†(a)	18,745
320	MWI Veterinary Supply, Inc.†(a)	45,437
2,384	Natus Medical, Inc.†(a)	59,934
270	Neogen Corp.†	10,927
695	NPS Pharmaceuticals, Inc.†(a)	22,970
2,095	NxStage Medical, Inc.†(a)	30,105
411	Omnicell, Inc.†	11,800
80	Orexigen Therapeutics, Inc.†(a)	494
8,004	PAREXEL International Corp.†	422,931
3,633	PDL BioPharma, Inc.(a)	35,167
1,005	Portola Pharmaceuticals, Inc.†(a)	29,326
9,549	Prestige Brands Holdings, Inc.†(a)	323,616
4,220	Progenics Pharmaceuticals, Inc.†(a)	18,188
1,190	Prothena Corp. PLC†	26,835
460	Puma Biotechnology, Inc.†(a)	30,360
1,545	Quality Systems, Inc.	24,797
1,135	Repligen Corp.†(a)	25,867
1,960	Sangamo BioSciences, Inc.†	29,929
2,243	SciClone Pharmaceuticals, Inc.†(a)	11,798
980	Select Medical Holdings Corp.(a)	15,288
1,134	STERIS Corp.(a)	60,646
44	Synageva BioPharma Corp.†(a)	4,611

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Health Care (continued)
475	Team Health Holdings, Inc.†	$23,721
2,185	Thoratec Corp.†(a)	76,169
173	Threshold Pharmaceuticals, Inc.†(a)	685
405	Triple-S Management Corp., Class B†	7,262
280	U.S. Physical Therapy, Inc.(a)	9,573
695	Vascular Solutions, Inc.†(a)	15,422
36	WellCare Health Plans, Inc.†	2,688
2,323	West Pharmaceutical Services, Inc.	97,984
2,330	XOMA Corp.†	10,695
		6,742,693
Industrials — 16.1%
5,180	Accuride Corp.†(a)	25,330
1,114	Aceto Corp.(a)	20,208
444	Acuity Brands, Inc.	61,383
100	Aircastle, Ltd.(a)	1,777
83	Alaska Air Group, Inc.(a)	7,889
10	Allegiant Travel Co., Class A	1,177
290	Altra Industrial Motion Corp.(a)	10,553
295	ARC Document Solutions, Inc.†(a)	1,729
405	Argan, Inc.	15,102
502	Avis Budget Group, Inc.†	29,964
250	AZZ, Inc.(a)	11,520
44	Barrett Business Services, Inc.	2,068
6,990	Beacon Roofing Supply, Inc.†	231,509
3,289	Blount International, Inc.†	46,408
2,224	Brink's Co. (The)(a)	62,761
935	Casella Waste Systems, Inc., Class A†(a)	4,684
3,570	Chart Industries, Inc.†(a)	295,382
180	CLARCOR, Inc.(a)	11,133
985	Commercial Vehicle Group, Inc.†(a)	9,889
624	Corporate Executive Board Co. (The)(a)	42,569
470	Cubic Corp.(a)	20,920
1,225	Douglas Dynamics, Inc.(a)	21,585
9,980	EnerSys, Inc.(a)	686,524
244	Exponent, Inc.	18,083
535	Franklin Covey Co.†(a)	10,770
1,600	Furmanite Corp.†(a)	18,624
1,400	Generac Holdings, Inc.†(a)	68,236
1,060	General Cable Corp.(a)	27,200
637	Gorman-Rupp Co. (The)(a)	22,531
239	H&E Equipment Services, Inc.†(a)	8,685
9,400	Healthcare Services Group, Inc.(a)	276,736
1,446	HEICO Corp.(a)	75,105
235	Herman Miller, Inc.	7,106
1,049	Hexcel Corp.†	42,904
380	Hyster-Yale Materials Handling, Inc.	33,645
188	Insperity, Inc.(a)	6,204
1,475	Interface, Inc., Class A(a)	27,789
739	John Bean Technologies Corp.(a)	22,902
15,550	KEYW Holding Corp.†(a)	195,464
980	Kforce, Inc.	21,217
1,019	Knight Transportation, Inc.(a)	24,222
1,875	Knoll, Inc.(a)	32,494
1,079	MasTec, Inc.†(a)	33,255
2,175	Matson, Inc.	58,377
2,185	Meritor, Inc.†(a)	28,492
435	Middleby Corp.†(a)	35,983
200	Moog, Inc., Class A†(a)	14,578
148	Mueller Industries, Inc.	4,353
6,059	Mueller Water Products, Inc., Class A	52,350
290	Multi-Color Corp.(a)	11,603
220	Nortek, Inc.†(a)	19,747
240	On Assignment, Inc.†	8,537
910	Park-Ohio Holdings Corp.(a)	52,880
580	Patrick Industries, Inc.†(a)	27,022
677	Primoris Services Corp.	19,525

Shares		Value
Industrials (continued)
3,520	Proto Labs, Inc.†(a)	$288,358
2,223	Quality Distribution, Inc.†	33,034
199	RBC Bearings, Inc.(a)	12,746
2,533	Republic Airways Holdings, Inc.†	27,458
1,725	Rexnord Corp.†	48,559
8,520	Saia, Inc.†(a)	374,284
285	SP Plus Corp.†(a)	6,096
770	Spirit Airlines, Inc.†(a)	48,695
200	Standex International Corp.	14,896
2,725	Steelcase, Inc., Class A	41,229
2,014	Swift Transportation Co., Class A†(a)	50,813
2,004	Taser International, Inc.†(a)	26,653
570	Teledyne Technologies, Inc.†	55,387
1,227	Tennant Co.(a)	93,645
120	Trex Co., Inc.†(a)	3,459
1,018	TriMas Corp.†	38,816
210	TrueBlue, Inc.†	5,790
4,810	UTi Worldwide, Inc.†(a)	49,735
25,880	Wabash National Corp.†(a)	368,790
570	WageWorks, Inc.†(a)	27,480
200	Watts Water Technologies, Inc., Class A(a)	12,346
195	Werner Enterprises, Inc.(a)	5,169
19,330	Wesco Aircraft Holdings, Inc.†(a)	385,827
374	Woodward, Inc.	18,767
565	Xerium Technologies, Inc.†(a)	7,887
		4,974,602
Information Technology — 21.2%
934	ACI Worldwide, Inc.†	52,145
2,135	ADTRAN, Inc.(a)	48,166
564	Advent Software, Inc.	18,369
753	Anixter International, Inc.	75,353
24,801	Applied Micro Circuits Corp.†(a)	268,099
20,679	Aruba Networks, Inc.†(a)	362,296
530	Aspen Technology, Inc.†	24,592
1,380	AVG Technologies NV†	27,779
680	Badger Meter, Inc.	35,802
354	Belden, Inc.	27,669
725	Blackbaud, Inc.(a)	25,912
299	Blucora, Inc.†(a)	5,642
635	BroadSoft, Inc.†	16,758
70	Cabot Microelectronics Corp.†	3,125
130	CACI International, Inc., Class A†(a)	9,127
776	Callidus Software, Inc.†(a)	9,265
2,161	Cardtronics, Inc.†(a)	73,647
693	Cass Information Systems, Inc.(a)	34,290
2,129	Cavium, Inc.†(a)	105,726
12,240	CEVA, Inc.†(a)	180,785
100	ChannelAdvisor Corp.†(a)	2,636
1,419	Ciena Corp.†(a)	30,736
1,503	CommVault Systems, Inc.†	73,903
1,995	Comverse, Inc.†(a)	53,227
1,015	Constant Contact, Inc.†(a)	32,592
495	Conversant, Inc.†(a)	12,573
380	Cornerstone OnDemand, Inc.†	17,488
366	CoStar Group, Inc.†	57,890
1,142	CSG Systems International, Inc.(a)	29,818
545	Cypress Semiconductor Corp.(a)	5,946
320	Demandware, Inc.†	22,199
3,100	Dice Holdings, Inc.†(a)	23,591
2,270	Diodes, Inc.†(a)	65,739
1,195	DTS, Inc.†(a)	22,000
10,951	Ellie Mae, Inc.†(a)	340,905
6,670	Envestnet, Inc.†(a)	326,296
1,090	Euronet Worldwide, Inc.†	52,582
1,108	Fair Isaac Corp.(a)	70,646

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
29	FEI Co.	$2,631
570	Finisar Corp.†(a)	11,257
1,619	Global Cash Access Holdings, Inc.†	14,409
624	Hackett Group, Inc. (The)	3,725
63	Heartland Payment Systems, Inc.(a)	2,596
3,630	Higher One Holdings, Inc.†(a)	13,830
201	Hittite Microwave Corp.	15,668
1,485	iGATE Corp.†	54,039
1,439	Immersion Corp.†(a)	18,304
2,025	Infinera Corp.†(a)	18,630
455	Infoblox, Inc.†	5,983
1,845	Inphi Corp.†	27,085
1,239	InterDigital, Inc.(a)	59,224
17,890	InvenSense, Inc., Class A†(a)	405,924
3,390	Ixia†(a)	38,748
283	j2 Global, Inc.(a)	14,393
385	Lionbridge Technologies, Inc.†(a)	2,287
540	Littelfuse, Inc.	50,193
800	LogMeIn, Inc.†(a)	37,296
2,790	Manhattan Associates, Inc.†	96,060
16,193	MAXIMUS, Inc.	696,623
1,239	MaxLinear, Inc., Class A†	12,477
1,134	Mentor Graphics Corp.	24,460
320	Methode Electronics, Inc.	12,227
778	Microsemi Corp.†(a)	20,819
2,039	MoneyGram International, Inc.†(a)	30,034
670	MTS Systems Corp.(a)	45,399
182	NETGEAR, Inc.†(a)	6,328
675	NetScout Systems, Inc.†	29,930
680	OmniVision Technologies, Inc.†(a)	14,946
2,660	OpenTable, Inc.†(a)	275,576
80	PDF Solutions, Inc.†	1,698
600	Pegasystems, Inc.	12,672
1,115	Perficient, Inc.†(a)	21,709
270	Plantronics, Inc.	12,973
909	Plexus Corp.†	39,351
2,143	PLX Technology, Inc.†(a)	13,865
3,440	PMC - Sierra, Inc.†(a)	26,178
4,580	Polycom, Inc.†(a)	57,387
600	Power Integrations, Inc.(a)	34,524
540	Proofpoint, Inc.†	20,228
1,590	PTC, Inc.†	61,692
350	Qlik Technologies, Inc.†(a)	7,917
270	Qualys, Inc.†(a)	6,931
3,504	Rambus, Inc.†(a)	50,107
317	RF Micro Devices, Inc.†(a)	3,040
415	Rofin-Sinar Technologies, Inc.†(a)	9,977
310	Rogers Corp.†	20,568
720	ScanSource, Inc.†	27,418
1,125	Semtech Corp.†	29,419
5,330	ServiceSource International, Inc.†(a)	30,914
2,494	ShoreTel, Inc.†(a)	16,261
160	Shutterstock, Inc.†(a)	13,277
4,703	Silicon Image, Inc.†(a)	23,703
9,750	Silicon Laboratories, Inc.†	480,188
4,018	Sonus Networks, Inc.†(a)	14,425
3,910	SPS Commerce, Inc.†(a)	247,073
540	SS&C Technologies Holdings, Inc.†	23,879
403	SunEdison, Inc.†	9,108
645	SunPower Corp., Class A†(a)	26,432
165	Super Micro Computer, Inc.†(a)	4,169
34	Synaptics, Inc.†(a)	3,082
740	Synchronoss Technologies, Inc.†(a)	25,870
149	Syntel, Inc.†(a)	12,808
5,734	Take-Two Interactive Software, Inc.†(a)	127,524
1,278	TeleTech Holdings, Inc.†	37,049

Shares/ Number of Rights		Value
Information Technology (continued)
390	Travelzoo, Inc.†	$7,547
320	Tyler Technologies, Inc.†(a)	29,187
322	Ultimate Software Group, Inc.†(a)	44,491
1,105	Unisys Corp.†(a)	27,338
45	VASCO Data Security International, Inc.†(a)	522
384	Verint Systems, Inc.†	18,835
400	Virtusa Corp.†(a)	14,320
1,539	Web.com Group, Inc.†	44,431
629	WEX, Inc.†	66,026
480	Yelp, Inc., Class A†(a)	36,806
2,348	Zix Corp.†(a)	8,030
		6,557,364
Materials — 1.7%
2,185	Berry Plastics Group, Inc.†(a)	56,373
200	Boise Cascade Co.†	5,728
135	Calgon Carbon Corp.†(a)	3,015
379	Chemtura Corp.†(a)	9,903
1,104	Clearwater Paper Corp.†(a)	68,139
1,050	Ferro Corp.†(a)	13,188
1,015	Globe Specialty Metals, Inc.(a)	21,092
6,880	Graphic Packaging Holding Co.†	80,496
1,014	Handy & Harman, Ltd.†(a)	27,145
304	HB Fuller Co.(a)	14,622
1,195	KapStone Paper and Packaging Corp.†	39,590
20	Koppers Holdings, Inc.	765
435	Louisiana-Pacific Corp.†	6,534
774	Neenah Paper, Inc.(a)	41,138
630	OM Group, Inc.(a)	20,431
1,399	OMNOVA Solutions, Inc.†(a)	12,717
739	PolyOne Corp.	31,141
4,000	Rentech, Inc.†(a)	10,360
100	Schweitzer-Mauduit International, Inc.(a)	4,366
810	Worthington Industries, Inc.(a)	34,862
1,345	Zep, Inc.(a)	23,753
		525,358
Telecommunication Services — 0.5%
350	Atlantic Tele-Network, Inc.(a)	20,300
9,448	Cincinnati Bell, Inc.†(a)	37,131
2,252	General Communication, Inc., Class A†(a)	24,952
1,898	HC2 Holdings, Inc.†(a)	7,554
1,565	Inteliquent, Inc.(a)	21,706
713	Lumos Networks Corp.	10,317
430	Shenandoah Telecommunications Co.(a)	13,098
		135,058
Total Common Stock
(Cost $24,699,264)		30,531,753

SHORT-TERM INVESTMENTS (c) — 49.8%
416,514	Northern Trust Institutional Government Select Portfolio, 0.010%	416,514
14,957,923	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	14,957,923

Total Short-Term Investments
(Cost $15,374,437)		15,374,437
RIGHT — 0.0%
United States — 0.0%
180	Trius Contingent Value†(e)	360

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Value

Total Right (Cost $–)	$360
Total Investments — 148.7%
(Cost $40,073,701)	45,906,550
Other Assets & Liabilities, Net — (48.7)%	(15,029,134)
NET ASSETS — 100.0%	$30,877,416

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $15,025,438.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $14,957,923.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $410,769.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of June 30, 2014 was $360 and represents 0.0% of Net Assets.

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 97.2%††
Consumer Discretionary — 8.3%
1,318	American Axle & Manufacturing Holdings, Inc.†	$24,897
580	Ascent Capital Group, Inc., Class A†(a)	38,286
3,475	Bob Evans Farms, Inc.(a)	173,924
510	Children's Place Retail Stores, Inc. (The)(a)	25,311
770	Citi Trends, Inc.†(a)	16,524
640	Cooper Tire & Rubber Co.	19,200
3,588	Dana Holding Corp.(a)	87,619
8,160	Denny's Corp.†	53,203
150	DineEquity, Inc.	11,923
21,985	Express, Inc.†(a)	374,405
830	Federal-Mogul Holdings Corp.†	16,791
329	Flexsteel Industries, Inc.(a)	10,972
1,316	FTD, Inc.†(a)	41,836
584	Group 1 Automotive, Inc.(a)	49,237
3,225	Harman International Industries, Inc.	346,462
5,353	Harte-Hanks, Inc.	38,488
23,816	Hooker Furniture Corp.	384,390
1,924	Iconix Brand Group, Inc.†(a)	82,617
2,900	Isle of Capri Casinos, Inc.†(a)	24,824
380	Jack in the Box, Inc.	22,739
9,123	Journal Communications, Inc., Class A†	80,921
1,960	La-Z-Boy, Inc., Class Z	45,413
1,494	Libbey, Inc.†(a)	39,800
1,554	Lifetime Brands, Inc.	24,429
2,363	Live Nation Entertainment, Inc.†	58,342
804	Marriott Vacations Worldwide Corp.†	47,139
650	Matthews International Corp., Class A(a)	27,020
10	MDC Partners, Inc., Class A	215
240	Meritage Homes Corp.†(a)	10,131
3,180	Morgans Hotel Group Co.†	25,217
1,189	Penske Automotive Group, Inc.	58,855
1,703	Pinnacle Entertainment, Inc.†	42,882
3,306	Reading International, Inc., Class A†(a)	28,200
869	Red Robin Gourmet Burgers, Inc.†(a)	61,873
1,113	Regis Corp.(a)	15,671
754	Rent-A-Center, Inc., Class A(a)	21,625
555	Scholastic Corp.(a)	18,920
7,517	Scientific Games Corp., Class A†(a)	83,589
1,429	Shiloh Industries, Inc.†(a)	26,379
2,705	Spartan Motors, Inc.(a)	12,281
22,346	Stoneridge, Inc.†(a)	239,549
211	Tenneco, Inc.†	13,863
568	Unifi, Inc.†	15,637
570	Wolverine World Wide, Inc.(a)	14,854
		2,856,453
Consumer Staples — 4.5%
196	Andersons, Inc. (The)(a)	10,110
2,323	Chiquita Brands International, Inc.†	25,204
20,875	Elizabeth Arden, Inc.†(a)	447,142
1,694	Fresh Del Monte Produce, Inc.(a)	51,921
5,455	Harbinger Group, Inc.†(a)	69,278
1,719	Ingles Markets, Inc., Class A(a)	45,296
11,130	Inter Parfums, Inc.(a)	328,892
3,231	Omega Protein Corp.†(a)	44,200
3,037	Pantry, Inc. (The)†(a)	49,199
680	Post Holdings, Inc.†(a)	34,619
1,670	Revlon, Inc., Class A†	50,935
131	Seneca Foods Corp., Class A†(a)	4,009
1,220	SpartanNash Co.	25,632
530	Spectrum Brands Holdings, Inc.(a)	45,596

Shares		Value
Consumer Staples (continued)
7,500	SUPERVALU, Inc.†(a)	$61,650
2,895	TreeHouse Foods, Inc.†(a)	231,803
		1,525,486
Energy — 7.3%
3,170	Alon USA Energy, Inc.	39,435
11,640	Alpha Natural Resources, Inc.†(a)	43,184
1,590	Bristow Group, Inc.(a)	128,186
2,725	Carrizo Oil & Gas, Inc.†	188,733
830	Cloud Peak Energy, Inc.†	15,289
11,100	Comstock Resources, Inc.(a)	320,124
780	Contango Oil & Gas Co.†(a)	33,002
1,680	Delek US Holdings, Inc.	47,426
10,240	Emerald Oil, Inc.†(a)	78,336
200	Energy XXI Bermuda, Ltd.(a)	4,726
1,370	Era Group, Inc.†	39,292
2,069	Exterran Holdings, Inc.(a)	93,084
10,710	Forest Oil Corp.†(a)	24,419
990	Green Plains, Inc.	32,541
4,237	Helix Energy Solutions Group, Inc.†(a)	111,476
15,320	ION Geophysical Corp.†(a)	64,651
29,910	Key Energy Services, Inc.†(a)	273,377
1,660	Matador Resources Co.†(a)	48,605
45,805	McDermott International, Inc.†(a)	370,562
3,610	Parker Drilling Co.†(a)	23,537
550	PDC Energy, Inc.†	34,733
4,380	Penn Virginia Corp.†	74,241
5,600	PetroQuest Energy, Inc.†(a)	42,112
460	Pioneer Energy Services Corp.†	8,068
6,130	Renewable Energy Group, Inc.†	70,311
906	RSP Permian, Inc.†(a)	29,391
1,100	SEACOR Holdings, Inc.†(a)	90,475
1,160	Stone Energy Corp.†	54,276
11,970	VAALCO Energy, Inc.†(a)	86,543
1,110	Westmoreland Coal Co.†(a)	40,271
		2,510,406
Financials — 25.9%
4,190	AG Mortgage Investment Trust, Inc.(b)	79,317
1,680	Alexander & Baldwin, Inc.	69,636
360	Altisource Residential Corp., Class B(a) (b)	9,371
1,199	American Capital Mortgage Investment Corp.(b)	24,004
734	Amerisafe, Inc.	29,852
2,170	Apollo Commercial Real Estate Finance, Inc.(b)	35,783
4,070	Apollo Residential Mortgage, Inc.(a) (b)	68,050
1,639	Argo Group International Holdings, Ltd.	83,769
5,741	ARMOUR Residential, Inc.(b)	24,859
3,160	Ashford Hospitality Prime, Inc.(a) (b)	54,226
1,520	Associated Estates Realty Corp.(a) (b)	27,390
15,870	Astoria Financial Corp.(a)	213,452
3,770	BancorpSouth, Inc.(a)	92,629
3,697	Bank Mutual Corp.(a)	21,443
1,460	Bank of the Ozarks, Inc.(a)	48,837
9,819	Boston Private Financial Holdings, Inc.(a)	131,967
1,500	Calamos Asset Management, Inc., Class A(a)	20,085
4,870	Capitol Federal Financial, Inc.	59,219
17,596	Capstead Mortgage Corp.(a) (b)	231,387
740	Cash America International, Inc.(a)	32,878
2,094	Cathay General Bancorp	53,523
10,078	Cedar Realty Trust, Inc.(a) (b)	62,987
2,145	Centerstate Banks, Inc.(a)	24,024
1,020	Central Pacific Financial Corp.(a)	20,247

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
2,704	Chemical Financial Corp.	$75,928
274	City Holding Co.	12,363
5,910	CNO Financial Group, Inc.	105,198
1,965	Community Bank System, Inc.(a)	71,133
12,940	Cowen Group, Inc., Class A†(a)	54,607
800	CubeSmart, Class Comdty (histrt)(a) (b)	14,656
10,930	CYS Investments, Inc.(b)	98,589
290	DCT Industrial Trust, Inc.(a) (b)	2,381
2,456	DuPont Fabros Technology, Inc.(b)	66,214
7,804	Dynex Capital, Inc.(a) (b)	69,065
1,413	Eagle Bancorp, Inc.†	47,689
1,884	Employers Holdings, Inc.	39,903
1,244	Enterprise Financial Services Corp.(a)	22,467
1,418	EPR Properties(a) (b)	79,224
3,166	Equity One, Inc.(b)	74,686
3,409	EverBank Financial Corp.(a)	68,725
3,780	Ezcorp, Inc., Class A†(a)	43,659
2,157	FBL Financial Group, Inc., Class A(a)	99,222
6,270	FelCor Lodging Trust, Inc.(a) (b)	65,898
1,630	Fidelity & Guaranty Life(a)	39,022
4,784	First American Financial Corp.(a)	132,947
1,400	First Bancorp(a)	25,690
15,240	First Busey Corp.(a)	88,544
197	First Citizens BancShares, Inc., Class A	48,265
10,913	First Commonwealth Financial Corp.(a)	100,618
2,275	First Financial Bancorp(a)	39,153
2,613	First Industrial Realty Trust, Inc.(a) (b)	49,229
1,760	First Midwest Bancorp, Inc.(a)	29,973
3,837	FirstMerit Corp.	75,781
1,770	Flagstar Bancorp, Inc.†(a)	32,037
900	Flushing Financial Corp.(a)	18,495
5,603	FNB Corp.(a)	71,830
35,390	Forestar Group, Inc.†(a)	675,595
1,164	Fox Chase Bancorp, Inc.(a)	19,625
1,690	Franklin Financial Corp.†(a)	36,673
90	Geo Group, Inc. (The)† (b)	3,216
540	Getty Realty Corp.(a) (b)	10,303
2,089	Glacier Bancorp, Inc.(a)	59,286
2,678	Global Indemnity PLC, Class A†(a)	69,601
2,320	Government Properties Income Trust(a) (b)	58,905
1,744	Greenlight Capital Re, Ltd., Class A†(a)	57,447
10	Hancock Holding Co.	353
2,258	Hanmi Financial Corp.(a)	47,599
3,220	Hatteras Financial Corp.(b)	63,788
864	Heartland Financial USA, Inc.	21,367
400	Highwoods Properties, Inc.(a) (b)	16,780
910	Horace Mann Educators Corp.	28,456
573	Infinity Property & Casualty Corp.	38,523
1,530	INTL FCStone, Inc.†(a)	30,478
822	Invesco Mortgage Capital, Inc.(a) (b)	14,270
2,246	Investment Technology Group, Inc.†(a)	37,912
5,468	iStar Financial, Inc.† (b)	81,911
3,520	Kite Realty Group Trust(a) (b)	21,613
1,540	Lexington Realty Trust(a) (b)	16,955
2,908	Maiden Holdings, Ltd.(a)	35,158
2,150	Manning & Napier, Inc., Class A	37,109
5,535	MB Financial, Inc.(a)	149,722
1,054	Mercantile Bank Corp.	24,115
3,710	MGIC Investment Corp.†	34,280
4,709	Montpelier Re Holdings, Ltd.(a)	150,453
13,644	National Penn Bancshares, Inc.	144,354
134	National Western Life Insurance Co., Class A(a)	33,421
524	Navigators Group, Inc. (The)†(a)	35,134

Shares		Value
Financials (continued)
1,461	NBT Bancorp, Inc.(a)	$35,093
1,286	Nelnet, Inc., Class A	53,279
12,750	New Residential Investment Corp.(a) (b)	80,325
2,412	Old National Bancorp(a)	34,443
1,141	Oppenheimer Holdings, Inc., Class A(a)	27,372
991	Oritani Financial Corp.	15,252
1,522	Pacific Continental Corp.(a)	20,897
6,640	PacWest Bancorp	286,649
4,900	PennyMac Mortgage Investment Trust(a) (b)	107,506
204	PHH Corp.†(a)	4,688
1,309	Pinnacle Financial Partners, Inc.(a)	51,679
944	Piper Jaffray Cos.†(a)	48,871
3,034	Platinum Underwriters Holdings, Ltd.(a)	196,755
2,020	Potlatch Corp.(b)	83,628
1,199	Primerica, Inc.(a)	57,372
10,937	PrivateBancorp, Inc., Class A	317,829
660	Prosperity Bancshares, Inc.(a)	41,316
2,704	Provident Financial Services, Inc.	46,833
1,517	Republic Bancorp, Inc., Class A(a)	35,983
5,720	Resource Capital Corp.(a) (b)	32,204
1,152	RLI Corp.(a)	52,739
1,814	RLJ Lodging Trust(b)	52,406
1,078	S&T Bancorp, Inc.(a)	26,788
1,330	Selective Insurance Group, Inc.(a)	32,878
959	Simmons First National Corp., Class A(a)	37,775
1,132	Southwest Bancorp, Inc.(a)	19,312
1,130	State Auto Financial Corp.(a)	26,476
200	Stifel Financial Corp.†(a)	9,470
4,288	Strategic Hotels & Resorts, Inc.†(a) (b)	50,212
2,870	Sunstone Hotel Investors, Inc.(a) (b)	42,849
6,430	Susquehanna Bancshares, Inc.(a)	67,901
4,800	Symetra Financial Corp.	109,152
1,150	Territorial Bancorp, Inc.(a)	24,012
7,489	Texas Capital Bancshares, Inc.†	404,032
1,154	Trico Bancshares(a)	26,704
4,124	TrustCo Bank Corp.	27,548
1,251	Umpqua Holdings Corp.	22,418
861	United Fire Group, Inc.(a)	25,244
940	Washington Real Estate Investment Trust(a) (b)	24,421
6,609	Webster Financial Corp.	208,448
20,028	Western Alliance Bancorp†(a)	476,666
2,370	Wintrust Financial Corp.(a)	109,020
		8,890,973
Health Care — 6.1%
680	Almost Family, Inc.†(a)	15,015
370	Amedisys, Inc.†(a)	6,194
1,031	Amsurg Corp., Class A†(a)	46,983
4,890	Analogic Corp.(a)	382,594
271	Centene Corp.†	20,490
1,134	CONMED Corp.	50,066
1,590	Gentiva Health Services, Inc.†(a)	23,945
2,371	HealthSouth Corp.(a)	85,048
10,525	Impax Laboratories, Inc.†(a)	315,434
170	InterMune, Inc.†(a)	7,506
1,204	Kindred Healthcare, Inc.	27,812
2,471	Magellan Health, Inc.†	153,795
1,708	Molina Healthcare, Inc.†(a)	76,228
534	National Healthcare Corp.	30,059
1,500	NuVasive, Inc.†	53,355
210	Orthofix International NV†(a)	7,612
2,148	PharMerica Corp.†	61,411
740	Prothena Corp. PLC†	16,687
13,305	Sagent Pharmaceuticals, Inc.†(a)	344,068

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Health Care (continued)
6,899	Select Medical Holdings Corp.	$107,624
7,454	Triple-S Management Corp., Class B†(a)	133,650
4,017	Universal American Corp.(a)	33,462
1,314	WellCare Health Plans, Inc.†	98,103
		2,097,141
Industrials — 15.4%
1,204	AAR Corp.(a)	33,182
11,670	ACCO Brands Corp.†(a)	74,805
3,700	Accuride Corp.†(a)	18,093
3,650	Actuant Corp., Class A	126,181
12,697	Albany International Corp., Class A(a)	481,978
1,020	American Airlines Group, Inc.†	43,819
1,194	Ampco-Pittsburgh Corp.(a)	27,390
4,530	ARC Document Solutions, Inc.†	26,546
1,434	Argan, Inc.	53,474
8,059	Astronics Corp.†(a)	454,931
600	Atlas Air Worldwide Holdings, Inc.†(a)	22,110
1,150	Barnes Group, Inc.(a)	44,321
4,192	Blount International, Inc.†	59,149
1,345	Brady Corp., Class A	40,175
4,370	Brink's Co. (The)(a)	123,321
7,979	Casella Waste Systems, Inc., Class A†(a)	39,975
2,158	Comfort Systems USA, Inc.	34,097
1,680	CRA International, Inc.†(a)	38,724
940	Cubic Corp.(a)	41,839
2,620	Curtiss-Wright Corp.	171,767
1,190	DigitalGlobe, Inc.†	33,082
1,190	Douglas Dynamics, Inc.(a)	20,968
900	Ducommun, Inc.†(a)	23,517
532	EMCOR Group, Inc.	23,690
3,580	EnerSys, Inc.(a)	246,268
3,635	Esterline Technologies Corp.†(a)	418,461
139	FTI Consulting, Inc.†(a)	5,257
1,800	General Cable Corp.(a)	46,188
20,250	GP Strategies Corp.†(a)	524,070
900	GrafTech International, Ltd.†(a)	9,414
3,672	Great Lakes Dredge & Dock Corp.†(a)	29,339
23,072	Griffon Corp.(a)	286,093
387	HEICO Corp.(a)	20,101
744	Hyster-Yale Materials Handling, Inc.	65,874
10,273	JetBlue Airways Corp.†(a)	111,462
2,270	Knoll, Inc.	39,339
21,945	Marten Transport, Ltd.(a)	490,471
640	Matson, Inc.	17,178
2,630	Meritor, Inc.†(a)	34,295
3,924	Miller Industries, Inc.(a)	80,756
1,634	NN, Inc.	41,798
13,380	Orbital Sciences Corp.†(a)	395,379
780	Quad	17,448
4,010	Quality Distribution, Inc.†	59,588
2,692	Republic Airways Holdings, Inc.†	29,182
1,314	Rexnord Corp.†	36,989
1,750	Steelcase, Inc., Class A	26,477
610	Teledyne Technologies, Inc.†	59,274
897	Tennant Co.	68,459
580	United Stationers, Inc.(a)	24,053
4,310	UTi Worldwide, Inc.†(a)	44,565
		5,284,912
Information Technology — 19.9%
3,244	Acxiom Corp.†	70,362
210	Anixter International, Inc.	21,015
460	Badger Meter, Inc.	24,219
1,480	Benchmark Electronics, Inc.†(a)	37,710
1,850	Black Box Corp.(a)	43,364

Shares		Value
Information Technology (continued)
498	CACI International, Inc., Class A†(a)	$34,965
630	Cardtronics, Inc.†(a)	21,470
100	Checkpoint Systems, Inc.†(a)	1,399
8,775	Coherent, Inc.†(a)	580,642
1,274	Comtech Telecommunications Corp.	47,558
1,390	Comverse, Inc.†(a)	37,085
5,410	Convergys Corp.(a)	115,990
1,353	CTS Corp.	25,301
800	Diodes, Inc.†	23,168
3,720	EarthLink Holdings Corp.(a)	13,839
7,470	Emulex Corp.†(a)	42,579
27,810	Entegris, Inc.†(a)	382,248
5,465	Euronet Worldwide, Inc.†	263,632
1,630	Finisar Corp.†(a)	32,193
1,420	Global Cash Access Holdings, Inc.†	12,638
35,130	GSI Group, Inc.†(a)	447,205
7,180	Higher One Holdings, Inc.†	27,356
330	iGATE Corp.†	12,009
2,462	Insight Enterprises, Inc.†	75,682
34,675	Integrated Device Technology, Inc.†	536,075
28,122	International Rectifier Corp.†	784,604
1,690	IXYS Corp.(a)	20,821
70,650	Lattice Semiconductor Corp.†(a)	582,862
1,440	ManTech International Corp., Class A	42,509
2,010	Measurement Specialties, Inc.†	173,001
5,180	Methode Electronics, Inc.(a)	197,928
27,110	Microsemi Corp.†(a)	725,464
23,010	Mitel Networks Corp.†	242,525
6,790	MKS Instruments, Inc.(a)	212,120
6,963	MoneyGram International, Inc.†(a)	102,565
660	Monster Worldwide, Inc.†(a)	4,316
654	NETGEAR, Inc.†(a)	22,740
1,520	Newport Corp.†(a)	28,120
2,416	OmniVision Technologies, Inc.†(a)	53,104
3,704	Photronics, Inc.†(a)	31,854
760	Plexus Corp.†	32,900
2,570	PMC - Sierra, Inc.†(a)	19,558
7,370	Polycom, Inc.†	92,346
6,110	QLogic Corp.†	61,650
1,594	Sanmina Corp.†	36,311
2,536	ScanSource, Inc.†	96,571
2,843	Spansion, Inc., Class A†	59,902
1,534	SYNNEX Corp.†(a)	111,752
2,600	Telenav, Inc.†(a)	14,794
3,138	TTM Technologies, Inc.†(a)	25,731
4,950	Unisys Corp.†(a)	122,463
		6,828,215
Materials — 6.5%
1,240	A Schulman, Inc.	47,988
380	Axiall Corp.(a)	17,962
13,435	Boise Cascade Co.†(a)	384,778
634	Clearwater Paper Corp.†(a)	39,131
4,095	Deltic Timber Corp.(a)	247,420
3,610	Globe Specialty Metals, Inc.	75,016
7,200	Graphic Packaging Holding Co.†	84,240
1,164	Handy & Harman, Ltd.†(a)	31,160
360	KMG Chemicals, Inc.	6,473
874	Kraton Performance Polymers, Inc.†	19,569
2,740	Materion Corp.(a)	101,353
984	Minerals Technologies, Inc.	64,531
9,484	Neenah Paper, Inc.(a)	504,075
550	Olympic Steel, Inc.(a)	13,612
1,354	OM Group, Inc.(a)	43,910
15,850	PH Glatfelter Co.(a)	420,501
3,798	Resolute Forest Products, Inc.†	63,730

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Materials (continued)
100	RTI International Metals, Inc.†(a)	$2,659
794	Sensient Technologies Corp.	44,242
1,820	Zep, Inc.(a)	32,141
		2,244,491
Telecommunication Services — 0.3%
19,180	Cincinnati Bell, Inc.†(a)	75,377
1,200	General Communication, Inc., Class A†(a)	13,296
		88,673
Utilities — 3.0%
440	Avista Corp.(a)	14,749
3,304	Cleco Corp.(a)	194,771
794	El Paso Electric Co.	31,927
680	Empire District Electric Co.(a)	17,462
1,074	IDACORP, Inc.(a)	62,109
4,670	Laclede Group, Inc.(a)	226,729
408	MGE Energy, Inc.(a)	16,120
60	New Jersey Resources Corp.(a)	3,430
320	NorthWestern Corp.(a)	16,701
2,339	Ormat Technologies, Inc.	67,433
1,104	PNM Resources, Inc.(a)	32,380
1,639	Portland General Electric Co.(a)	56,824
774	Southwest Gas Corp.	40,859
5,764	UIL Holdings Corp.(a)	223,125
644	WGL Holdings, Inc.(a)	27,756
		1,032,375
Total Common Stock
(Cost $26,849,317)		33,359,125

SHORT-TERM INVESTMENTS (c) — 45.3%
769,102	Northern Trust Institutional Government Select Portfolio, 0.010%	769,101
14,788,825	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	14,788,825

Total Short-Term Investments
(Cost $15,557,926)		15,557,926
Total Investments — 142.5%
(Cost $42,407,243)		48,917,051
Other Assets & Liabilities, Net — (42.5)%		(14,586,325)
NET ASSETS — 100.0%		$34,330,726

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $14,374,836.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $14,788,825.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $4,842.

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 99.4%
Consumer Discretionary — 12.3%
300	1-800-Flowers.com, Inc., Class A†(a)	$1,740
975	Aaron's, Inc.	34,749
900	Abercrombie & Fitch Co., Class A(a)	38,925
800	Advance Auto Parts, Inc.	107,936
850	Aeropostale, Inc.†(a)	2,966
90	AH Belo Corp., Class A	1,067
4,269	Amazon.com, Inc.†	1,386,486
400	Ambassadors Group, Inc.†	1,844
656	AMC Networks, Inc., Class A†	40,337
1,400	American Axle & Manufacturing Holdings, Inc.†	26,446
2,625	American Eagle Outfitters, Inc.(a)	29,452
300	American Public Education, Inc.†	10,314
964	ANN, Inc.†	39,659
1,350	Apollo Education Group, Inc., Class A†	42,187
450	Aramark	11,646
300	Asbury Automotive Group, Inc.†	20,622
1,128	Ascena Retail Group, Inc.†	19,289
200	Ascent Capital Group, Inc., Class A†(a)	13,202
1,117	Autoliv, Inc.(a)	119,050
1,250	AutoNation, Inc.†	74,600
406	AutoZone, Inc.†	217,713
500	Bally Technologies, Inc.†(a)	32,860
200	Beazer Homes USA, Inc.†	4,196
1,400	bebe stores, Inc.(a)	4,270
2,400	Bed Bath & Beyond, Inc.†(a)	137,712
2,750	Best Buy Co., Inc.	85,278
200	Big 5 Sporting Goods Corp.(a)	2,454
500	Big Lots, Inc.	22,850
40	Biglari Holdings, Inc.†(a)	16,919
300	BJ's Restaurants, Inc.†(a)	10,473
250	Blue Nile, Inc.†	7,000
224	Blyth, Inc.	1,743
300	Bob Evans Farms, Inc.(a)	15,015
400	Bon-Ton Stores, Inc. (The)(a)	4,124
100	Books-A-Million, Inc., Class A†	218
2,560	BorgWarner, Inc.	166,886
2,000	Boyd Gaming Corp.†(a)	24,260
1,000	Bravo Brio Restaurant Group, Inc.†	15,610
500	Bridgepoint Education, Inc.†(a)	6,640
300	Bright Horizons Family Solutions, Inc.†	12,882
775	Brinker International, Inc.(a)	37,704
764	Brookfield Residential Properties, Inc.†	15,853
425	Brown Shoe Co., Inc.	12,159
850	Brunswick Corp.(a)	35,811
350	Buckle, Inc. (The)(a)	15,526
166	Buffalo Wild Wings, Inc.†	27,508
4,350	Burger King Worldwide, Inc.(a)	118,407
500	Cabela's, Inc.†(a)	31,200
2,625	Cablevision Systems Corp., Class A(a)	46,331
200	Cache, Inc.†(a)	322
500	Callaway Golf Co.	4,160
500	Career Education Corp.†	2,340
2,380	CarMax, Inc.†(a)	123,784
300	Carmike Cinemas, Inc.†	10,539
4,050	Carnival Corp.(a)	152,483
550	Carter's, Inc.	37,912
300	Cato Corp. (The), Class A(a)	9,270
6,783	CBS Corp., Class B	421,496
300	CBS Outdoor Americas, Inc.(a)	9,804
362	Charles & Colvard, Ltd.†	796
1,036	Charter Communications, Inc., Class A†	164,082
600	Cheesecake Factory, Inc. (The)(a)	27,852
2,450	Chico's FAS, Inc.	41,552

Shares		Value
Consumer Discretionary (continued)
200	Children's Place Retail Stores, Inc. (The)(a)	$9,926
337	Chipotle Mexican Grill, Inc., Class A†	199,676
450	Choice Hotels International, Inc.(a)	21,200
181	Churchill Downs, Inc.	16,310
1,125	Cinemark Holdings, Inc.	39,780
50	Citi Trends, Inc.†	1,073
1,000	Clear Channel Outdoor Holdings, Inc., Class A	8,180
3,450	Coach, Inc.(a)	117,956
100	Cobra Electronics Corp.†(a)	370
110	Collectors Universe, Inc.	2,155
200	Columbia Sportswear Co.	16,530
25,421	Comcast Corp., Class A(a)	1,364,599
500	Conn's, Inc.†(a)	24,695
1,000	Cooper Tire & Rubber Co.	30,000
272	Core-Mark Holding Co., Inc.	12,411
291	Cracker Barrel Old Country Store, Inc.(a)	28,975
1,200	Crocs, Inc.†	18,036
6,200	Crown Media Holdings, Inc., Class A†(a)	22,506
50	CSS Industries, Inc.	1,319
679	CST Brands, Inc.	23,426
1,725	Cumulus Media, Inc., Class A†	11,368
1,500	Dana Holding Corp.(a)	36,630
1,375	Darden Restaurants, Inc.(a)	63,621
325	Deckers Outdoor Corp.†	28,057
775	DeVry Education Group, Inc.	32,814
1,002	Dick's Sporting Goods, Inc.	46,653
347	Dillard's, Inc., Class A	40,464
144	DineEquity, Inc.	11,447
5,511	DIRECTV†	468,490
1,298	Discovery Communications, Inc., Class A†	96,415
2,500	DISH Network Corp., Class A†	162,700
100	Dixie Group, Inc. (The)†	1,059
1,000	Dollar General Corp.†	57,360
2,400	Dollar Tree, Inc.†	130,704
350	Domino's Pizza, Inc.	25,582
300	Dorman Products, Inc.†(a)	14,796
650	Dover Downs Gaming & Entertainment, Inc.†(a)	891
2,623	DR Horton, Inc.	64,473
1,200	DreamWorks Animation SKG, Inc., Class A†(a)	27,912
300	Drew Industries, Inc.	15,003
850	DSW, Inc., Class A	23,749
642	Education Management Corp.†(a)	1,085
219	Emmis Communications Corp., Class A†(a)	655
100	Empire Resorts, Inc.†	716
250	Entercom Communications Corp., Class A†(a)	2,683
100	Entravision Communications Corp., Class A	622
1,366	EW Scripps Co. (The), Class A†	28,905
1,057	Expedia, Inc.(a)	83,249
1,000	Express, Inc.†	17,030
1,200	Family Dollar Stores, Inc.	79,368
200	Famous Dave's of America, Inc.†	5,740
1,500	Federal-Mogul Holdings Corp.†	30,345
300	Fiesta Restaurant Group, Inc.†	13,923
525	Finish Line, Inc. (The), Class A	15,614
1,900	Foot Locker, Inc.	96,368
48,985	Ford Motor Co.	844,501
300	Forward Industries, Inc.†(a)	366
600	Fossil Group, Inc.†	62,712
700	Fred's, Inc., Class A	10,703

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
160	FTD, Inc.†(a)	$5,087
600	Gaiam, Inc., Class A†	4,608
1,625	GameStop Corp., Class A	65,764
600	Gaming Partners International Corp.†(a)	4,896
2,800	Gannett Co., Inc.	87,668
3,975	Gap, Inc. (The)	165,241
14,325	General Motors Co.	519,997
275	Genesco, Inc.†(a)	22,586
2,010	Gentex Corp.	58,471
375	Gentherm, Inc.†	16,669
1,600	Genuine Parts Co.	140,480
300	G-III Apparel Group, Ltd.†(a)	24,498
300	GNC Holdings, Inc., Class A	10,230
2,800	Goodyear Tire & Rubber Co. (The)	77,784
100	Graham Holdings Co., Class B	71,811
500	Grand Canyon Education, Inc.†	22,985
1,000	Gray Television, Inc.†	13,130
200	Group 1 Automotive, Inc.(a)	16,862
400	Guess, Inc.	10,800
2,635	H&R Block, Inc.	88,325
996	Hanesbrands, Inc.	98,046
2,475	Harley-Davidson, Inc.	172,879
700	Harman International Industries, Inc.	75,201
1,000	Harte-Hanks, Inc.	7,190
1,300	Hasbro, Inc.(a)	68,965
200	Helen of Troy, Ltd.†	12,126
500	hhgregg, Inc.†(a)	5,085
200	Hibbett Sports, Inc.†(a)	10,834
625	Hillenbrand, Inc.	20,387
1,425	Hilton Worldwide Holdings, Inc.†	33,202
15,855	Home Depot, Inc. (The)	1,283,621
200	Hooker Furniture Corp.	3,228
1,000	Hovnanian Enterprises, Inc., Class A†(a)	5,150
418	HSN, Inc.	24,762
600	Hyatt Hotels Corp., Class A†	36,588
450	Iconix Brand Group, Inc.†(a)	19,323
3,450	International Game Technology	54,889
237	International Speedway Corp., Class A(a)	7,887
5,372	Interpublic Group of Cos., Inc. (The)	104,808
743	Interval Leisure Group, Inc.(a)	16,301
300	iRobot Corp.†(a)	12,285
340	ITT Educational Services, Inc.†(a)	5,675
3,442	J.C. Penney Co., Inc.†(a)	31,150
350	Jack in the Box, Inc.	20,944
1,500	Jarden Corp.†	89,025
500	John Wiley & Sons, Inc., Class A	30,295
7,750	Johnson Controls, Inc.	386,957
600	Journal Communications, Inc., Class A†	5,322
300	K12, Inc.†	7,221
1,275	Kate Spade & Co.†	48,628
800	KB Home(a)	14,944
2,700	Kohl's Corp.	142,236
300	Krispy Kreme Doughnuts, Inc.†	4,794
2,540	L Brands, Inc.	148,996
200	Lakes Entertainment, Inc.†	940
1,000	Lamar Advertising Co., Class A	53,000
278	Lands' End, Inc.†	9,335
4,877	Las Vegas Sands Corp.	371,725
525	La-Z-Boy, Inc., Class Z	12,164
100	LeapFrog Enterprises, Inc., Class A†(a)	735
875	Lear Corp.	78,155
500	Learning Tree International, Inc.†(a)	1,280
750	Lee Enterprises, Inc.†(a)	3,337
1,410	Leggett & Platt, Inc.(a)	48,335
1,550	Lennar Corp., Class A(a)	65,069
1,000	Libbey, Inc.†	26,640
2,687	Liberty Global PLC, Class A†(a)	118,819

Shares		Value
Consumer Discretionary (continued)
3,487	Liberty Global PLC†	$147,535
5,100	Liberty Interactive Corp., Class A†	149,736
1,277	Liberty Media Corp.†	174,540
790	Liberty Ventures, Ser A†	58,302
200	Life Time Fitness, Inc.†	9,748
700	Lifetime Brands, Inc.	11,004
200	LIN Media LLC, Class A†	5,450
200	Lincoln Educational Services Corp.	898
1,350	Lions Gate Entertainment Corp.(a)	38,583
300	Lithia Motors, Inc., Class A	28,221
1,512	Live Nation Entertainment, Inc.†	37,331
3,600	LKQ Corp.†	96,084
200	Loral Space & Communications, Inc.†	14,538
12,356	Lowe's Cos., Inc.	592,964
241	Lumber Liquidators Holdings, Inc.†(a)	18,304
4,148	Macy's, Inc.	240,667
881	Madison Square Garden Co. (The), Class A†	55,018
100	Marcus Corp.	1,825
700	Marine Products Corp.(a)	5,810
2,877	Marriott International, Inc., Class A(a)	184,416
257	Marriott Vacations Worldwide Corp.†	15,068
3,100	Martha Stewart Living Omnimedia, Inc., Class A†	14,570
3,830	Mattel, Inc.(a)	149,255
400	Matthews International Corp., Class A(a)	16,628
300	Mattress Firm Holding Corp.†(a)	14,325
496	McClatchy Co. (The), Class A†	2,753
11,618	McDonald's Corp.	1,170,397
571	MDC Holdings, Inc.(a)	17,296
500	Media General, Inc., Class A†(a)	10,265
375	Men's Wearhouse, Inc. (The)	20,925
300	Meredith Corp.	14,508
500	Meritage Homes Corp.†	21,105
4,625	MGM Resorts International†(a)	122,100
732	Mohawk Industries, Inc.†	101,265
1,600	Monarch Casino & Resort, Inc.†(a)	24,224
325	Monro Muffler Brake, Inc.(a)	17,287
150	Morgans Hotel Group Co.†	1,189
207	Morningstar, Inc.	14,865
300	Movado Group, Inc.	12,501
700	MTR Gaming Group, Inc.†	3,745
591	Multimedia Games Holding Co., Inc.†	17,517
518	Murphy USA, Inc.†	25,325
500	National CineMedia, Inc.(a)	8,755
50	Nautilus, Inc.†	554
605	Netflix, Inc.†	266,563
301	New Media Investment†	4,247
1,300	New York & Co., Inc.†	4,797
2,100	New York Times Co. (The), Class A(a)	31,941
3,351	Newell Rubbermaid, Inc.	103,847
4,353	News Corp., Class A†	78,093
200	Nexstar Broadcasting Group, Inc., Class A(a)	10,322
8,405	NIKE, Inc., Class B	651,808
2,000	Nordstrom, Inc.	135,860
300	Norwegian Cruise Line Holdings, Ltd.†	9,510
40	NVR, Inc.†	46,024
8,484	Office Depot, Inc.†(a)	48,274
3,225	Omnicom Group, Inc.	229,684
2,900	Orbitz Worldwide, Inc.†	25,810
1,242	O'Reilly Automotive, Inc.†	187,045
650	Orleans Homebuilders, Inc.†(f)	—
200	Outerwall, Inc.†	11,870
300	Overstock.com, Inc.†(a)	4,731
50	Oxford Industries, Inc.	3,333
200	Pacific Sunwear of California, Inc.†(a)	476

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
300	Panera Bread Co., Class A†(a)	$44,949
300	Papa John's International, Inc.	12,717
700	Penn National Gaming, Inc.†	8,498
400	Penske Automotive Group, Inc.	19,800
1,500	Pep Boys-Manny Moe & Jack (The)†(a)	17,190
100	Perry Ellis International, Inc.†(a)	1,744
1,250	PetSmart, Inc.(a)	74,750
825	Pier 1 Imports, Inc.	12,713
800	Pinnacle Entertainment, Inc.†(a)	20,144
740	Polaris Industries, Inc.	96,378
450	Pool Corp.	25,452
100	Popeyes Louisiana Kitchen, Inc.†	4,371
625	Priceline Group, Inc.†	751,875
3,465	PulteGroup, Inc.	69,854
791	PVH Corp.	92,231
1,600	Quiksilver, Inc.†(a)	5,728
1,850	RadioShack Corp.†(a)	1,833
680	Ralph Lauren Corp., Class A	109,269
1,000	ReachLocal, Inc.†(a)	7,030
300	Red Robin Gourmet Burgers, Inc.†(a)	21,360
1,200	Regal Entertainment Group, Class A(a)	25,320
200	Regis Corp.(a)	2,816
575	Rent-A-Center, Inc., Class A(a)	16,491
1,500	Rick's Cabaret International, Inc.†	15,315
100	Rocky Brands, Inc.	1,423
2,375	Ross Stores, Inc.(a)	157,059
2,025	Royal Caribbean Cruises, Ltd.	112,590
500	Ruby Tuesday, Inc.†(a)	3,795
500	Ryland Group, Inc. (The)(a)	19,720
100	Salem Communications Corp., Class A(a)	946
1,000	Sally Beauty Holdings, Inc.†	25,080
325	Scholastic Corp.	11,079
1,500	Scientific Games Corp., Class A†(a)	16,680
1,226	Scripps Networks Interactive, Inc., Class A(a)	99,478
925	Sears Holdings Corp.†(a)	36,963
325	SeaWorld Entertainment, Inc.	9,207
188	Select Comfort Corp.†	3,884
1,400	Service Corp. International(a)	29,008
600	Shoe Carnival, Inc.(a)	12,390
400	Shutterfly, Inc.†	17,224
893	Signet Jewelers, Ltd.	98,757
900	Sinclair Broadcast Group, Inc., Class A(a)	31,275
48,100	Sirius XM Holdings, Inc.†(a)	166,426
900	Six Flags Entertainment Corp.	38,295
400	Skechers U.S.A., Inc., Class A†	18,280
1,000	Sonic Automotive, Inc., Class A	26,680
800	Sonic Corp.†(a)	17,664
603	Sotheby's(a)	25,320
75	Spartan Motors, Inc.	341
400	Speedway Motorsports, Inc.	7,300
552	Stage Stores, Inc.	10,317
300	Standard Motor Products, Inc.(a)	13,401
1,625	Standard Pacific Corp.†(a)	13,975
1,819	Stanley Black & Decker, Inc.	159,745
200	Stanley Furniture Co., Inc.†	536
6,975	Staples, Inc.(a)	75,609
8,900	Starbucks Corp.	688,682
2,281	Starwood Hotels & Resorts Worldwide, Inc.	184,350
1,177	Starz†	35,063
600	Steven Madden, Ltd.†	20,580
300	Sturm Ruger & Co., Inc.(a)	17,703
150	Superior Industries International, Inc.	3,093
100	Sypris Solutions, Inc.	558
600	Systemax, Inc.†(a)	8,622
7,600	Target Corp.	440,420

Shares		Value
Consumer Discretionary (continued)
700	Tempur Sealy International, Inc.†	$41,790
450	Tenneco, Inc.†	29,565
625	Tesla Motors, Inc.†(a)	150,038
1,000	Texas Roadhouse, Inc., Class A(a)	26,000
4,100	Thomson Reuters Corp.	149,076
500	Thor Industries, Inc.	28,435
1,235	Tiffany & Co.	123,809
3,016	Time Warner Cable, Inc., Class A	444,257
10,733	Time Warner, Inc.	753,993
1,304	Time, Inc.†	31,583
7,650	TJX Cos., Inc.	406,597
1,600	Toll Brothers, Inc.†	59,040
1,600	Tractor Supply Co.	96,640
200	Trans World Entertainment Corp.	760
1,350	TripAdvisor, Inc.†	146,691
1,331	TRW Automotive Holdings Corp.†	119,151
200	Tuesday Morning Corp.†	3,564
600	Tupperware Brands Corp.(a)	50,220
10	Turtle Beach Corp.†	93
15,988	Twenty-First Century Fox, Inc., Class A	561,978
600	Ulta Salon Cosmetics & Fragrance, Inc.†	54,846
1,600	Under Armour, Inc., Class A†(a)	95,184
200	Universal Electronics, Inc.†	9,776
500	Universal Technical Institute, Inc.(a)	6,070
1,400	Urban Outfitters, Inc.†	47,404
200	Value Line, Inc.	3,362
300	ValueVision Media, Inc., Class A†(a)	1,497
2,975	VF Corp.	187,425
4,575	Viacom, Inc., Class B	396,790
600	Visteon Corp.†	58,206
300	Vitamin Shoppe, Inc.†(a)	12,906
20,293	Walt Disney Co. (The)	1,739,922
296	Weight Watchers International, Inc.(a)	5,970
4,600	Wendy's Co. (The)	39,238
929	Whirlpool Corp.	129,335
800	Williams-Sonoma, Inc.	57,424
500	Winnebago Industries, Inc.†(a)	12,590
800	Wolverine World Wide, Inc.(a)	20,848
600	World Wrestling Entertainment, Inc., Class A(a)	7,158
1,360	Wyndham Worldwide Corp.	102,979
885	Wynn Resorts, Ltd.	183,691
5,541	Yum! Brands, Inc.	449,929
		30,503,584
Consumer Staples — 8.5%
200	Alico, Inc.(a)	7,498
2,200	Alliance One International, Inc.†(a)	5,500
23,175	Altria Group, Inc.	971,960
375	Andersons, Inc. (The)(a)	19,343
7,161	Archer-Daniels-Midland Co.	315,872
4,725	Avon Products, Inc.	69,032
550	B&G Foods, Inc., Class A(a)	17,980
100	Boston Beer Co., Inc. (The), Class A†	22,352
600	Boulder Brands, Inc.†(a)	8,508
1,509	Brown-Forman Corp., Class B	142,103
1,550	Bunge, Ltd.	117,242
2,475	Campbell Soup Co.(a)	113,380
400	Casey's General Stores, Inc.(a)	28,116
1,400	Church & Dwight Co., Inc.(a)	97,930
1,364	Clorox Co. (The)(a)	124,670
50,215	Coca-Cola Co. (The)	2,127,107
2,695	Coca-Cola Enterprises, Inc.	128,767
10,686	Colgate-Palmolive Co.	728,571
4,873	ConAgra Foods, Inc.	144,631
1,950	Constellation Brands, Inc., Class A†	171,853
5,501	Costco Wholesale Corp.	633,495
725	Coty, Inc., Class A	12,419

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Consumer Staples (continued)
14,792	CVS Caremark Corp.	$1,114,873
1,525	Darling Ingredients, Inc.†	31,873
1,067	Dean Foods Co.(a)	18,769
2,300	Dr. Pepper Snapple Group, Inc.	134,734
692	Energizer Holdings, Inc.	84,445
2,700	Estee Lauder Cos., Inc. (The), Class A	200,502
2,530	Flowers Foods, Inc.(a)	53,332
400	Fresh Del Monte Produce, Inc.	12,260
7,625	General Mills, Inc.	400,617
500	Hain Celestial Group, Inc. (The)†(a)	44,370
1,425	Harbinger Group, Inc.†	18,098
1,200	Herbalife, Ltd.(a)	77,448
1,982	Hershey Co. (The)	192,987
1,344	Hillshire Brands Co.	83,731
1,800	Hormel Foods Corp.	88,830
550	Ingles Markets, Inc., Class A	14,492
800	Ingredion, Inc.	60,032
300	Inter Parfums, Inc.	8,865
170	J&J Snack Foods Corp.	16,000
1,219	JM Smucker Co. (The)	129,909
3,175	Kellogg Co.	208,597
1,213	Keurig Green Mountain, Inc.(a)	151,152
3,915	Kimberly-Clark Corp.	435,426
6,982	Kraft Foods Group, Inc.	418,571
5,700	Kroger Co. (The)	281,751
212	Lancaster Colony Corp.	20,174
3,430	Lorillard, Inc.	209,127
70	Mannatech, Inc.†	848
1,225	McCormick & Co., Inc.	87,698
2,300	Mead Johnson Nutrition Co., Class A	214,291
200	MGP Ingredients, Inc.	1,592
1,500	Molson Coors Brewing Co., Class B	111,240
21,146	Mondelez International, Inc., Class A	795,301
1,600	Monster Beverage Corp.†	113,648
700	Nu Skin Enterprises, Inc., Class A	51,772
17,906	PepsiCo, Inc.	1,599,722
18,707	Philip Morris International, Inc.	1,577,187
850	Pilgrim's Pride Corp.†(a)	23,256
375	Pinnacle Foods, Inc.	12,337
350	Post Holdings, Inc.†(a)	17,818
217	PriceSmart, Inc.(a)	18,888
32,222	Procter & Gamble Co. (The)	2,532,327
100	Reliv International, Inc.(a)	160
3,803	Reynolds American, Inc.	229,511
10,450	Rite Aid Corp.†	74,926
70	Rocky Mountain Chocolate Factory, Inc.	923
2,075	Safeway, Inc.	71,256
243	Sanderson Farms, Inc.	23,620
1,000	Snyder's-Lance, Inc.	26,460
400	SpartanNash Co.	8,404
300	Sprouts Farmers Market, Inc.†(a)	9,816
3,036	SUPERVALU, Inc.†(a)	24,956
131	Susser Holdings Corp.†	10,574
7,375	Sysco Corp.(a)	276,194
309	Tootsie Roll Industries, Inc.(a)	9,097
375	TreeHouse Foods, Inc.†(a)	30,026
3,130	Tyson Foods, Inc., Class A	117,500
450	United Natural Foods, Inc.†	29,295
300	Universal Corp.(a)	16,605
198	USANA Health Sciences, Inc.†	15,472
1,157	Vector Group, Ltd.(a)	23,927
10,325	Walgreen Co.	765,392
20,245	Wal-Mart Stores, Inc.	1,519,792
1,321	WhiteWave Foods Co., Class A†	42,761
4,550	Whole Foods Market, Inc.	175,767
		21,179,653

Shares		Value
Energy — 10.0%
250	Alon USA Energy, Inc.	$3,110
2,272	Alpha Natural Resources, Inc.†(a)	8,429
1,000	Amyris, Inc.†(a)	3,730
5,987	Anadarko Petroleum Corp.	655,397
500	Antero Resources Corp.†	32,815
4,938	Apache Corp.	496,862
300	Approach Resources, Inc.†(a)	6,819
3,000	Arch Coal, Inc.(a)	10,950
300	Athlon Energy, Inc.†	14,310
600	Atwood Oceanics, Inc.†	31,488
5,245	Baker Hughes, Inc.	390,490
600	Barnwell Industries, Inc.†(a)	1,824
400	Bill Barrett Corp.†(a)	10,712
45	BioFuel Energy Corp.†	309
900	Bolt Technology Corp.	16,515
300	BP Prudhoe Bay Royalty Trust	29,682
3,100	BPZ Resources, Inc.†(a)	9,548
450	BreitBurn Energy Partners, LP	9,954
500	Bristow Group, Inc.	40,310
4,500	Cabot Oil & Gas Corp.	153,630
1,218	Cal Dive International, Inc.†(a)	1,608
1,500	Callon Petroleum Co.†	17,475
2,450	Cameron International Corp.†	165,890
150	CARBO Ceramics, Inc.(a)	23,118
400	Carrizo Oil & Gas, Inc.†	27,704
2,900	Cheniere Energy, Inc.†	207,930
8,075	Chesapeake Energy Corp.(a)	250,971
22,694	Chevron Corp.	2,962,702
986	Cimarex Energy Co.	141,452
113	Clayton Williams Energy, Inc.†	15,523
600	Clean Energy Fuels Corp.†(a)	7,032
1,000	Cloud Peak Energy, Inc.†	18,420
400	Comstock Resources, Inc.	11,536
1,083	Concho Resources, Inc.†	156,493
14,483	ConocoPhillips	1,241,628
2,600	Consol Energy, Inc.	119,782
415	Continental Resources, Inc.†(a)	65,587
200	Cross Timbers Royalty Trust	6,690
175	Delek US Holdings, Inc.	4,940
3,779	Denbury Resources, Inc.(a)	69,760
4,791	Devon Energy Corp.	380,405
206	DHT Holdings, Inc.(a)	1,483
850	Diamond Offshore Drilling, Inc.(a)	42,186
300	Diamondback Energy, Inc.†(a)	26,640
800	Dresser-Rand Group, Inc.†	50,984
445	Dril-Quip, Inc.†	48,612
700	Enbridge Energy Management LLC	24,675
890	Energen Corp.	79,103
525	Energy Transfer Partners, LP(A)	30,434
1,271	Energy XXI Bermuda, Ltd.(a)	30,034
1,950	EnLink Midstream LLC	81,237
5,569	EOG Resources, Inc.	650,793
1,760	EQT Corp.(a)	188,144
300	Era Group, Inc.†	8,604
2,700	EXCO Resources, Inc.(a)	15,903
812	Exterran Holdings, Inc.(a)	36,532
51,354	Exxon Mobil Corp.	5,170,321
2,206	FMC Technologies, Inc.†	134,720
950	Forest Oil Corp.†(a)	2,166
300	Forum Energy Technologies, Inc.†	10,929
226	Geospace Technologies Corp.†(a)	12,448
500	Goodrich Petroleum Corp.†	13,800
1,725	Gulf Coast Ultra Deep Royalty Trust†(a)	5,002
381	Gulf Island Fabrication, Inc.(a)	8,199
300	Gulfmark Offshore, Inc., Class A	13,554
900	Gulfport Energy Corp.†	56,520
3,775	Halcon Resources Corp.†(a)	27,520

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Energy (continued)
10,606	Halliburton Co.	$753,132
1,000	Helix Energy Solutions Group, Inc.†(a)	26,310
1,150	Helmerich & Payne, Inc.(a)	133,526
1,900	Hercules Offshore, Inc.†(a)	7,638
3,649	Hess Corp.(a)	360,850
2,108	HollyFrontier Corp.(a)	92,099
500	Hornbeck Offshore Services, Inc., Class Comdty (histrt)†(a)	23,460
1,750	ION Geophysical Corp.†(a)	7,385
2,200	Key Energy Services, Inc.†	20,108
8,485	Kinder Morgan, Inc.(a)	307,666
2,950	Kodiak Oil & Gas Corp.†	42,922
825	Laredo Petroleum, Inc.†(a)	25,558
672	LinnCo LLC(a)	21,027
1,859	Magnum Hunter Resources Corp.†	15,244
8,772	Marathon Oil Corp.	350,178
3,685	Marathon Petroleum Corp.	287,688
375	Matador Resources Co.†	10,980
450	Matrix Service Co.†	14,755
2,875	McDermott International, Inc.†(a)	23,259
2,075	Murphy Oil Corp.	137,946
3,100	Nabors Industries, Ltd.	91,047
5,361	National Oilwell Varco, Inc.	441,478
1,525	Newfield Exploration Co.†(a)	67,405
875	Newpark Resources, Inc.†(a)	10,903
3,512	Noble Energy, Inc.	272,040
1,000	Northern Oil and Gas, Inc.†(a)	16,290
400	Northern Tier Energy	10,696
700	Oasis Petroleum, Inc.†	39,123
9,412	Occidental Petroleum Corp.	965,954
1,200	Oceaneering International, Inc.	93,756
500	Oil States International, Inc.†	32,045
2,350	ONEOK, Inc.	159,988
1	Pacific Ethanol, Inc.†	15
1,325	Parker Drilling Co.†	8,639
1,950	Patterson-UTI Energy, Inc.	68,133
675	PBF Energy, Inc., Class A	17,989
350	PDC Energy, Inc.†	22,102
3,150	Peabody Energy Corp.(a)	51,502
700	Penn Virginia Corp.†	11,865
2,300	PetroQuest Energy, Inc.†	17,296
7,281	Phillips 66	585,611
675	Pioneer Energy Services Corp.†	11,840
1,548	Pioneer Natural Resources Co.	355,746
1,700	Pyramid Oil Co.†	9,860
2,200	QEP Resources, Inc.(a)	75,900
1,700	Quicksilver Resources, Inc.†	4,539
1,908	Range Resources Corp.	165,901
133	Renewable Energy Group, Inc.†	1,529
600	Rex Energy Corp.†(a)	10,626
675	Rice Energy, Inc.†(a)	20,554
600	Rosetta Resources, Inc.†(a)	32,910
1,600	Rowan PLC, Class A(a)	51,088
1,012	RPC, Inc.	23,772
325	Sanchez Energy Corp.†(a)	12,217
4,400	SandRidge Energy, Inc.†(a)	31,460
15,531	Schlumberger, Ltd.	1,831,881
217	SEACOR Holdings, Inc.†	17,848
450	SemGroup Corp., Class A(a)	35,482
1,000	Ship Finance International, Ltd.(a)	18,590
750	SM Energy Co.	63,075
1,000	Solazyme, Inc.†(a)	11,780
3,800	Southwestern Energy Co.†	172,862
8,441	Spectra Energy Corp.	358,574
475	Stone Energy Corp.†	22,225
1,706	Superior Energy Services, Inc.	61,655
925	Synergy Resources Corp.†	12,256

Shares		Value
Energy (continued)
201	Targa Resources Corp.	$28,054
475	Teekay Corp.	29,569
1,500	Tesoro Corp.	88,005
850	TETRA Technologies, Inc.†(a)	10,013
233	TGC Industries, Inc.†	1,270
525	Tidewater, Inc.(a)	29,479
1,600	Trico Marine Services, Inc.†(f)	—
1,765	Ultra Petroleum Corp.†(a)	52,403
500	Unit Corp.†	34,415
1,000	US Energy Corp. Wyoming†	4,330
1,100	VAALCO Energy, Inc.†(a)	7,953
6,564	Valero Energy Corp.	328,856
800	W&T Offshore, Inc.	13,096
300	Warren Resources, Inc.†(a)	1,860
800	Western Refining, Inc.	30,040
1,400	Whiting Petroleum Corp.†	112,350
7,325	Williams Cos., Inc. (The)	426,388
800	World Fuel Services Corp.	39,384
2,350	WPX Energy, Inc.†	56,188
		24,947,504
Financials — 17.4%
676	Acadia Realty Trust(b)	18,989
600	Affiliated Managers Group, Inc.†	123,240
5,325	Aflac, Inc.	331,481
450	Alexander & Baldwin, Inc.	18,653
700	Alexandria Real Estate Equities, Inc.(b)	54,348
127	Alleghany Corp.†	55,641
5,525	Allstate Corp. (The)	324,428
10	Altisource Asset Management Corp.†	7,231
100	Altisource Portfolio Solutions SA†(a)	11,458
33	Altisource Residential Corp., Class B(a) (b)	859
425	American Assets Trust, Inc.(b)	14,684
1,282	American Campus Communities, Inc.(b)	49,024
4,475	American Capital Agency Corp.(a) (b)	104,760
575	American Capital Mortgage Investment Corp.(b)	11,512
4,200	American Capital, Ltd.†(a)	64,218
1,100	American Equity Investment Life Holding Co.	27,060
10,645	American Express Co.	1,009,891
1,100	American Financial Group, Inc.	65,516
1,700	American Homes 4 Rent, Class A(b)	30,192
6,550	American International Group, Inc.	357,499
300	American National Insurance Co.(a)	34,260
11,075	American Realty Capital Properties, Inc.(b)	138,770
4,941	American Tower Corp., Class A(b)	444,591
2,231	Ameriprise Financial, Inc.	267,720
332	AmTrust Financial Services, Inc.(a)	13,881
11,050	Annaly Capital Management, Inc.(b)	126,302
1,500	Anworth Mortgage Asset Corp.(b)	7,740
1,781	Apartment Investment & Management Co., Class A(b)	57,473
2,200	Apollo Investment Corp.	18,942
200	Arbor Realty Trust, Inc.(b)	1,390
1,200	Arch Capital Group, Ltd.†	68,928
3,000	Ares Capital Corp.	53,580
300	Argo Group International Holdings, Ltd.	15,333
4	Arlington Asset Investment Corp., Class A(a)	109
3,325	ARMOUR Residential, Inc.(b)	14,397
1,750	Arthur J. Gallagher & Co.	81,550
300	Artisan Partners Asset Management, Inc., Class A	17,004
108	Ashford Hospitality Prime, Inc.(a) (b)	1,853
544	Ashford Hospitality Trust, Inc.(b)	6,278

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
650	Aspen Insurance Holdings, Ltd.	$29,523
1,354	Associated Banc-Corp(a)	24,480
300	Associated Estates Realty Corp.(a) (b)	5,406
900	Assurant, Inc.	58,995
2,075	Assured Guaranty, Ltd.(a)	50,838
700	Astoria Financial Corp.	9,415
200	Atlanticus Holdings Corp.†(a)	560
600	AV Homes, Inc.†	9,810
1,572	AvalonBay Communities, Inc.(b)	223,523
1,175	Axis Capital Holdings, Ltd.	52,029
50	Bancorp, Inc.†(a)	596
1,150	BancorpSouth, Inc.	28,256
132,498	Bank of America Corp.	2,036,494
450	Bank of Hawaii Corp.	26,411
14,263	Bank of New York Mellon Corp. (The)	534,577
650	Bank of the Ozarks, Inc.(a)	21,743
700	BankFinancial Corp.(a)	7,812
375	BankUnited, Inc.	12,555
300	Banner Corp.	11,889
8,850	BB&T Corp.	348,955
600	BBCN Bancorp, Inc.	9,570
16	BBX Capital Corp., Class A†(a)	288
500	Beneficial Mutual Bancorp, Inc.†(a)	6,780
23,136	Berkshire Hathaway, Inc., Class B†	2,928,092
1,000	BGC Partners, Inc., Class A(a)	7,440
2,000	BioMed Realty Trust, Inc.(b)	43,660
1,421	BlackRock, Inc., Class A	454,152
450	Blackstone Mortgage Trust, Inc., Class A(a) (b)	13,050
168	BofI Holding, Inc.†	12,343
300	BOK Financial Corp.(a)	19,980
1,000	Boston Private Financial Holdings, Inc.	13,440
1,957	Boston Properties, Inc.(b)	231,278
1,988	Brandywine Realty Trust(b)	31,013
525	Brixmor Property Group, Inc.(b)	12,049
3,075	Brookfield Property Partners(A)	64,175
1,500	Brookline Bancorp, Inc.(a)	14,055
1,400	Brown & Brown, Inc.	42,994
100	Camden National Corp.(a)	3,876
1,125	Camden Property Trust(b)	80,044
30	Capital Bank Financial Corp., Class A†	708
350	Capital City Bank Group, Inc.(a)	5,086
7,300	Capital One Financial Corp.	602,980
1,000	Capitol Federal Financial, Inc.	12,160
1,700	Capstead Mortgage Corp.(a) (b)	22,355
100	Cardinal Financial Corp.(a)	1,846
300	CareTrust REIT, Inc.† (b)	5,940
325	Cash America International, Inc.	14,440
763	Cathay General Bancorp	19,502
1,780	CBL & Associates Properties, Inc.(a) (b)	33,820
600	CBOE Holdings, Inc.	29,526
3,825	CBRE Group, Inc., Class A†	122,553
650	Cedar Realty Trust, Inc.(b)	4,063
2,875	Chambers Street Properties(b)	23,115
13,164	Charles Schwab Corp. (The)	354,507
498	Charter Financial Corp.(a)	5,528
500	Chemical Financial Corp.	14,040
500	Chesapeake Lodging Trust(b)	15,115
11,900	Chimera Investment Corp.(b)	37,961
2,971	Chubb Corp. (The)	273,837
23	CIFC Corp.(a)	207
1,694	Cincinnati Financial Corp.	81,380
2,450	CIT Group, Inc.	112,112
37,990	Citigroup, Inc.	1,789,329
300	City Holding Co.	13,536
600	City National Corp.	45,456
3,600	CME Group, Inc., Class A	255,420

Shares		Value
Financials (continued)
300	CNA Financial Corp.	$12,126
2,900	CNO Financial Group, Inc.	51,620
750	CoBiz Financial, Inc.	8,078
350	Cohen & Steers, Inc.(a)	15,183
800	Colony Financial, Inc.(a) (b)	18,576
276	Columbia Banking System, Inc.	7,262
1,625	Columbia Property Trust, Inc.(b)	42,266
2,083	Comerica, Inc.(a)	104,483
1,367	Commerce Bancshares, Inc.(a)	63,566
1,293	CommonWealth REIT(a) (b)	34,032
500	Community Bank System, Inc.(a)	18,100
110	Community Trust Bancorp, Inc.(a)	3,764
300	CoreSite Realty Corp., Class Comdty (histrt)(b)	9,921
850	Corporate Office Properties Trust(a) (b)	23,639
1,199	Corrections Corp. of America(a) (b)	39,387
1,863	Cousins Properties, Inc.(b)	23,194
199	Cowen Group, Inc., Class A†	840
200	Crawford & Co., Class B	2,016
112	Credit Acceptance Corp.†	13,774
4,050	Crown Castle International Corp.(b)	300,753
1,737	CubeSmart, Class Comdty (histrt)(b)	31,822
600	Cullen/Frost Bankers, Inc.(a)	47,652
1,000	CVB Financial Corp.	16,030
1,000	CYS Investments, Inc.(b)	9,020
3,450	DCT Industrial Trust, Inc.(b)	28,325
3,845	DDR Corp.(b)	67,787
2,502	DiamondRock Hospitality Co.(b)	32,076
1,550	Digital Realty Trust, Inc.(b)	90,396
5,800	Discover Financial Services	359,484
1,100	Donegal Group, Inc., Class A(a)	16,830
1,725	Douglas Emmett, Inc.(b)	48,680
3,951	Duke Realty Corp.(b)	71,750
700	DuPont Fabros Technology, Inc.(b)	18,872
3,778	E*Trade Financial Corp.†	80,320
300	Eagle Bancorp, Inc.†	10,125
2,000	East West Bancorp, Inc.	69,980
375	EastGroup Properties, Inc.(a) (b)	24,086
1,325	Eaton Vance Corp.(a)	50,072
1,000	Education Realty Trust, Inc.(b)	10,740
175	eHealth, Inc.†	6,645
1,100	Empire State Realty Trust, Inc., Class A(b)	18,150
375	Employers Holdings, Inc.	7,943
200	Encore Capital Group, Inc.†(a)	9,084
700	Endurance Specialty Holdings, Ltd.	36,113
120	Enstar Group, Ltd.†(a)	18,088
50	Enterprise Financial Services Corp.	903
600	EPR Properties(b)	33,522
1,000	Equity Lifestyle Properties, Inc.(b)	44,160
1,000	Equity One, Inc.(b)	23,590
4,379	Equity Residential(b)	275,877
300	Erie Indemnity Co., Class A	22,578
819	Essex Property Trust, Inc.(b)	151,441
350	Evercore Partners, Inc., Class A	20,174
536	Everest Re Group, Ltd.	86,023
1,500	Extra Space Storage, Inc.(b)	79,875
1,000	Ezcorp, Inc., Class A†(a)	11,550
14,375	Fannie Mae†	56,206
790	Federal Realty Investment Trust(a) (b)	95,527
1,200	Federated Investors, Inc., Class B(a)	37,104
200	Federated National Holding Co.	5,100
1,000	FelCor Lodging Trust, Inc.(b)	10,510
3,459	Fidelity National Financial, Inc., Class A(a)	113,317
1,700	Fifth Street Finance Corp.	16,711
10,401	Fifth Third Bancorp	222,061

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
525	Financial Engines, Inc.(a)	$23,772
1,200	Financial Institutions, Inc.	28,104
100	First Acceptance Corp.†	245
827	First American Financial Corp.(a)	22,982
300	First Bancorp	5,505
2,516	First BanCorp†	13,687
500	First Cash Financial Services, Inc.†	28,795
50	First Citizens BancShares, Inc., Class A	12,250
800	First Commonwealth Financial Corp.(a)	7,376
425	First Community Bancshares, Inc.	6,090
575	First Financial Bancorp	9,896
600	First Financial Bankshares, Inc.(a)	18,822
100	First Financial Corp.(a)	3,219
2,433	First Horizon National Corp.	28,855
1,375	First Industrial Realty Trust, Inc.(a) (b)	25,905
425	First Merchants Corp.	8,985
800	First Midwest Bancorp, Inc.	13,624
3,424	First Niagara Financial Group, Inc.	29,926
800	First Potomac Realty Trust(b)	10,496
150	First Republic Bank	8,248
1,582	FirstMerit Corp.	31,244
1,500	FNB Corp.	19,230
2,100	Forest City Enterprises, Inc., Class A†	41,727
5,346	Franklin Resources, Inc.	309,213
950	Franklin Street Properties Corp.(b)	11,951
8,075	Freddie Mac†	31,170
2,734	Fulton Financial Corp.(a)	33,874
550	FXCM, Inc., Class A(a)	8,228
1,137	Gaming and Leisure Properties, Inc.(a) (b)	38,624
4,665	General Growth Properties, Inc.(b)	109,907
5,850	Genworth Financial, Inc., Class A†	101,790
1,152	Geo Group, Inc. (The)† (b)	41,161
400	Getty Realty Corp.(b)	7,632
900	Glacier Bancorp, Inc.	25,542
50	Gleacher & Co., Inc.†(a)	525
1,800	Glimcher Realty Trust(b)	19,494
5,324	Goldman Sachs Group, Inc. (The)	891,451
475	Golub Capital BDC, Inc.	8,407
550	Government Properties Income Trust(a) (b)	13,964
435	Gramercy Property Trust, Inc.(a) (b)	2,632
300	Greenhill & Co., Inc.(a)	14,775
200	Guaranty Bancorp(a)	2,780
100	Hallmark Financial Services, Inc.†	1,075
927	Hancock Holding Co.	32,742
69	Hanmi Financial Corp.	1,454
700	Hanover Insurance Group, Inc. (The)	44,205
5,225	Hartford Financial Services Group, Inc.	187,107
1,000	Hatteras Financial Corp.(b)	19,810
1,175	HCC Insurance Holdings, Inc.	57,504
5,850	HCP, Inc.(b)	242,073
3,500	Health Care REIT, Inc.(a) (b)	219,345
1,175	Healthcare Realty Trust, Inc.(b)	29,868
2,050	Healthcare Trust of America, Inc., Class A(b)	24,682
775	Hercules Technology Growth Capital, Inc.(a)	12,524
50	Heritage Commerce Corp.(a)	408
2,525	Hersha Hospitality Trust, Class A(b)	16,943
375	HFF, Inc., Class A	13,946
1,100	Highwoods Properties, Inc.(a) (b)	46,145
1,500	Hilltop Holdings, Inc.†(a)	31,890
670	Home BancShares, Inc.	21,989
800	Home Properties, Inc.(b)	51,168
1,000	Horace Mann Educators Corp.	31,270
1,850	Hospitality Properties Trust(b)	56,240
9,399	Host Hotels & Resorts, Inc.(b)	206,872

Shares		Value
Financials (continued)
444	Howard Hughes Corp. (The)†	$70,077
5,676	Hudson City Bancorp, Inc.	55,795
700	Hudson Pacific Properties, Inc.(b)	17,738
9,351	Huntington Bancshares, Inc.	89,209
325	Iberiabank Corp.	22,487
100	ICG Group, Inc.†	2,088
85	Impac Mortgage Holdings, Inc.† (b)	408
300	Independent Bank Corp.	11,514
1,100	Inland Real Estate Corp.(b)	11,693
500	Interactive Brokers Group, Inc., Class A	11,645
1,352	Intercontinental Exchange, Inc.	255,393
700	International Bancshares Corp.(a)	18,900
550	Intervest Bancshares Corp., Class A	4,257
500	INTL FCStone, Inc.†(a)	9,960
1,000	Invesco Mortgage Capital, Inc.(b)	17,360
4,800	Invesco, Ltd.	181,200
1,000	Investment Technology Group, Inc.†	16,880
1,838	Investors Bancorp, Inc.	20,310
1,800	Investors Real Estate Trust(b)	16,578
1,564	iStar Financial, Inc.† (b)	23,429
2,475	Janus Capital Group, Inc.(a)	30,888
500	Jones Lang LaSalle, Inc.	63,195
47,359	JPMorgan Chase & Co.	2,728,826
134	KCG Holdings, Inc., Class A†(a)	1,592
600	Kearny Financial Corp.†(a)	9,084
650	Kemper Corp.	23,959
925	Kennedy-Wilson Holdings, Inc.	24,808
9,848	KeyCorp	141,122
1,000	Kilroy Realty Corp.(a) (b)	62,280
5,125	Kimco Realty Corp.(b)	117,772
800	Kite Realty Group Trust(b)	4,912
1,500	LaSalle Hotel Properties(b)	52,935
1,700	Legg Mason, Inc.	87,227
3,682	Leucadia National Corp.	96,542
1,626	Lexington Realty Trust(a) (b)	17,902
1,825	Liberty Property Trust(b)	69,222
3,175	Lincoln National Corp.	163,322
4,175	Loews Corp.	183,742
200	LPL Financial Holdings, Inc.(a)	9,948
350	LTC Properties, Inc.(a) (b)	13,664
1,372	M&T Bank Corp.(a)	170,197
1,712	Macerich Co. (The)(b)	114,276
1,500	Mack-Cali Realty Corp.(b)	32,220
1,000	Maiden Holdings, Ltd.(a)	12,090
475	Main Street Capital Corp.	15,642
135	Markel Corp.†(a)	88,511
350	MarketAxess Holdings, Inc.	18,921
6,920	Marsh & McLennan Cos., Inc.(a)	358,594
544	MB Financial, Inc.(a)	14,715
1,900	MBIA, Inc.†	20,976
2,800	McGraw Hill Financial, Inc.	232,484
967	Meadowbrook Insurance Group, Inc.(a)	6,953
600	Medallion Financial Corp.(a)	7,476
1,500	Medical Properties Trust, Inc.(b)	19,860
300	Mercury General Corp.	14,112
11,596	MetLife, Inc.	644,274
4,000	MFA Financial, Inc.(b)	32,840
1,500	MGIC Investment Corp.†	13,860
914	Mid-America Apartment Communities, Inc.(b)	66,768
400	Montpelier Re Holdings, Ltd.(a)	12,780
1,933	Moody's Corp.	169,447
19,275	Morgan Stanley	623,161
1,072	MSCI, Inc., Class A†	49,151
1,750	NASDAQ OMX Group, Inc. (The)(a)	67,585
325	National Health Investors, Inc.(a) (b)	20,332
400	National Interstate Corp.	11,208

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
2,500	National Penn Bancshares, Inc.	$26,450
1,200	National Retail Properties, Inc.(a) (b)	44,628
4,300	Navient Corp.	76,153
500	NBT Bancorp, Inc.(a)	12,010
325	Nelnet, Inc., Class A	13,464
2,925	New Residential Investment Corp.(b)	18,427
5,087	New York Community Bancorp, Inc.(a)	81,290
4,175	Newcastle Investment Corp.(b)	19,998
10	North Valley Bancorp†	218
2,850	Northern Trust Corp.	182,998
4,306	NorthStar Realty Finance Corp.(b)	74,838
875	Northwest Bancshares, Inc.	11,874
1,400	Oaktree Capital Group LLC, Class A(A)	69,986
1,475	Ocwen Financial Corp., Class Comdty (histrt)†(a)	54,723
432	OFG Bancorp(a)	7,953
1,500	Old National Bancorp	21,420
3,236	Old Republic International Corp.	53,523
400	Old Second Bancorp, Inc.†(a)	1,988
1,275	Omega Healthcare Investors, Inc.(a) (b)	46,996
600	OneBeacon Insurance Group, Ltd., Class A(a)	9,324
400	Oritani Financial Corp.	6,156
967	PacWest Bancorp	41,745
187	Park National Corp.	14,436
1,100	Parkway Properties, Inc.(b)	22,715
625	PartnerRe, Ltd.	68,256
1,000	Pebblebrook Hotel Trust(b)	36,960
825	PennantPark Investment Corp.(a)	9,455
825	Pennsylvania Real Estate Investment Trust(b)	15,526
775	PennyMac Mortgage Investment Trust(b)	17,003
4,347	People's United Financial, Inc.(a)	65,944
573	PHH Corp.†	13,168
62	Phoenix, Inc.†(a)	3,000
2,100	Piedmont Office Realty Trust, Inc., Class A(a) (b)	39,774
900	Pinnacle Financial Partners, Inc.	35,532
300	Piper Jaffray Cos.†	15,531
200	Platinum Underwriters Holdings, Ltd.	12,970
2,184	Plum Creek Timber Co., Inc.(a) (b)	98,498
6,610	PNC Financial Services Group, Inc.	588,620
1,157	Popular, Inc.†	39,546
600	Portfolio Recovery Associates, Inc.†	35,718
600	Post Properties, Inc.(b)	32,076
400	Potlatch Corp.(b)	16,560
200	Preferred Bank†(a)	4,728
300	Primerica, Inc.(a)	14,355
100	Primus Guaranty, Ltd.(a)	161
3,050	Principal Financial Group, Inc.	153,964
1,222	PrivateBancorp, Inc., Class A	35,511
530	ProAssurance Corp.	23,532
6,775	Progressive Corp. (The)	171,814
6,360	Prologis, Inc.(b)	261,332
3,375	Prospect Capital Corp.(a)	35,859
800	Prosperity Bancshares, Inc.	50,080
1,000	Protective Life Corp.	69,330
1,500	Provident Financial Services, Inc.	25,980
5,726	Prudential Financial, Inc.	508,297
249	PS Business Parks, Inc.(b)	20,789
1,855	Public Storage(b)	317,854
2,077	Pzena Investment Management, Inc., Class A(a)	23,179
1,370	Radian Group, Inc.(a)	20,290
66	RAIT Financial Trust(b)	546
1,000	Ramco-Gershenson Properties Trust(b)	16,620
1,525	Raymond James Financial, Inc.	77,363

Shares		Value
Financials (continued)
1,501	Rayonier, Inc.(b)	$53,361
2,200	Realty Income Corp.(a) (b)	97,724
1,200	Redwood Trust, Inc.(a) (b)	23,364
1,025	Regency Centers Corp.(a) (b)	57,072
16,506	Regions Financial Corp.	175,294
850	Reinsurance Group of America, Inc., Class A	67,065
400	RenaissanceRe Holdings, Ltd.(a)	42,800
400	Renasant Corp.	11,628
315	Republic Bancorp, Inc., Class A(a)	7,472
250	Resource America, Inc., Class A(a)	2,337
200	Resource Capital Corp.(a) (b)	1,126
725	Retail Opportunity Investments Corp.(a) (b)	11,404
725	Retail Properties of America, Inc., Class A(b)	11,150
425	RLI Corp.(a)	19,457
1,500	RLJ Lodging Trust(b)	43,335
174	Rouse Properties, Inc.(a) (b)	2,977
525	Ryman Hospitality Properties, Inc.(a) (b)	25,279
233	Sabra Health Care REIT, Inc.(b)	6,689
200	Saul Centers, Inc.(b)	9,720
150	Seacoast Banking Corp of Florida†(a) (B)	1,630
2,000	SEI Investments Co.(c)	65,540
350	Select Income REIT(a) (b)	10,374
600	Selective Insurance Group, Inc.	14,832
2,275	Senior Housing Properties Trust(b)	55,260
500	Signature Bank†	63,090
152	Silver Bay Realty Trust Corp.(b)	2,481
200	Simmons First National Corp., Class A	7,878
3,969	Simon Property Group, Inc.(b)	659,965
1,146	SL Green Realty Corp.(b)	125,384
4,300	SLM Corp.	35,733
500	Solar Capital, Ltd.(a)	10,640
300	South State Corp.†	18,300
50	Southwest Bancorp, Inc.	853
316	Sovran Self Storage, Inc.(b)	24,411
4,000	Spirit Realty Capital, Inc.(b)	45,440
500	St. Joe Co. (The)†(a)	12,715
450	STAG Industrial, Inc.(a) (b)	10,805
490	StanCorp Financial Group, Inc.	31,360
2,075	Starwood Property Trust, Inc.(a) (b)	49,323
415	Starwood Waypoint Residential Trust† (b)	10,877
400	State Auto Financial Corp.	9,372
5,340	State Street Corp.	359,168
1,113	Sterling Bancorp	13,356
300	Stewart Information Services Corp.	9,303
640	Stifel Financial Corp.†	30,304
3,025	Strategic Hotels & Resorts, Inc.† (b)	35,423
50	Suffolk Bancorp†(a)	1,115
1,050	Summit Hotel Properties, Inc.(b)	11,130
822	Sun Bancorp, Inc.†	3,296
500	Sun Communities, Inc.(a) (b)	24,920
2,595	Sunstone Hotel Investors, Inc.(b)	38,743
6,805	SunTrust Banks, Inc.(a)	272,608
1,728	Susquehanna Bancshares, Inc.	18,248
550	SVB Financial Group†	64,141
1,000	Symetra Financial Corp.	22,740
1,547	Synovus Financial Corp.	37,716
3,010	T Rowe Price Group, Inc.	254,074
1,000	Tanger Factory Outlet Centers, Inc.(b)	34,970
800	Taubman Centers, Inc.(b)	60,648
500	Taylor Capital Group, Inc.†	10,690
1,500	TCF Financial Corp.	24,555
3,478	TD Ameritrade Holding Corp.	109,035
50	Tejon Ranch Co.†	1,609
384	Texas Capital Bancshares, Inc.†	20,717

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Financials (continued)
1,250	TFS Financial Corp.†(a)	$17,825
300	Tompkins Financial Corp.	14,454
1,100	Torchmark Corp.(a)	90,112
103	TowneBank(a)	1,618
4,422	Travelers Cos., Inc. (The)	415,978
90	Tree.com, Inc.†(a)	2,623
350	Triangle Capital Corp.	9,930
400	Trico Bancshares(a)	9,256
1,300	Trinity Place Holdings, Inc.†	8,385
1,208	TrustCo Bank Corp.	8,069
1,000	Trustmark Corp.(a)	24,690
3,125	Two Harbors Investment Corp.(b)	32,750
21,284	U.S. Bancorp	922,023
3,053	UDR, Inc.(b)	87,407
400	UMB Financial Corp.	25,356
1,300	Umpqua Holdings Corp.	23,296
575	Union Bankshares Corp.(a)	14,749
832	United Bankshares, Inc.	26,899
474	United Community Banks, Inc.	7,759
317	United Community Financial Corp.†(a)	1,309
542	United Financial Bancorp, Inc.	7,344
300	United Fire Group, Inc.	8,796
369	United Security Bancshares†	2,052
200	Universal Health Realty Income Trust(b)	8,696
2,832	Unum Group	98,440
500	Urstadt Biddle Properties, Inc., Class A(a) (b)	10,440
1,083	Validus Holdings, Ltd.	41,414
1,831	Valley National Bancorp	18,145
3,615	Ventas, Inc.(b)	231,722
375	ViewPoint Financial Group, Inc.	10,091
48	Virtus Investment Partners, Inc.	10,164
2,372	Vornado Realty Trust(b)	253,164
1,400	Voya Financial, Inc.	50,876
1,187	W.R. Berkley Corp.	54,970
825	Waddell & Reed Financial, Inc., Class A	51,637
220	Walter Investment Management Corp.†(a)	6,552
1,333	Washington Federal, Inc.	29,899
1,934	Washington Prime Group, Inc.† (b)	36,243
1,250	Washington Real Estate Investment Trust(a) (b)	32,475
400	Washington Trust Bancorp, Inc.(a)	14,708
603	Waterstone Financial, Inc.(a)	6,880
1,100	Webster Financial Corp.	34,694
1,700	Weingarten Realty Investors(a) (b)	55,828
59,892	Wells Fargo & Co.	3,147,924
350	WesBanco, Inc.(a)	10,864
383	Westamerica Bancorporation(a)	20,023
1,150	Western Alliance Bancorp†	27,370
200	Westfield Financial, Inc.	1,492
80	White Mountains Insurance Group, Ltd.	48,675
700	Wilshire Bancorp, Inc.	7,189
500	Wintrust Financial Corp.(a)	23,000
750	WisdomTree Investments, Inc.†(a)	9,270
100	World Acceptance Corp.†(a)	7,596
1,930	Zions Bancorporation(a)	56,877
400	ZipRealty, Inc.†(a)	1,212
		43,192,261
Health Care — 12.4%
18,050	Abbott Laboratories	738,245
17,600	AbbVie, Inc.	993,344
350	ABIOMED, Inc.†(a)	8,799
475	Acadia Healthcare Co., Inc.†(a)	21,612
625	ACADIA Pharmaceuticals, Inc.†(a)	14,119
300	Accretive Health, Inc.†	2,346
375	Acorda Therapeutics, Inc.†(a)	12,641
1,983	Actavis PLC†	442,308

Shares		Value
Health Care (continued)
300	Aegerion Pharmaceuticals, Inc.†(a)	$9,627
4,144	Aetna, Inc.	335,996
200	Affymetrix, Inc.†(a)	1,782
4,046	Agilent Technologies, Inc.	232,402
300	Air Methods Corp.†(a)	15,495
400	Akorn, Inc.†(a)	13,300
700	Albany Molecular Research, Inc.†(a)	14,084
850	Alere, Inc.†(a)	31,807
1,929	Alexion Pharmaceuticals, Inc.†	301,406
750	Align Technology, Inc.†	42,030
1,300	Alkermes PLC†	65,429
3,493	Allergan, Inc.	591,085
140	Alliance HealthCare Services, Inc.†	3,780
1,500	Allscripts Healthcare Solutions, Inc.†(a)	24,075
796	Alnylam Pharmaceuticals, Inc.†	50,283
100	AMAG Pharmaceuticals, Inc.†	2,072
201	Amedisys, Inc.†(a)	3,365
600	American CareSource Holdings, Inc.†(a)	2,022
2,305	AmerisourceBergen Corp., Class A	167,481
7,869	Amgen, Inc.	931,454
300	Amicus Therapeutics, Inc.†	1,002
250	AMN Healthcare Services, Inc.†	3,075
400	Amsurg Corp., Class A†(a)	18,228
130	Analogic Corp.	10,171
500	Anika Therapeutics, Inc.†(a)	23,165
2,325	Arena Pharmaceuticals, Inc.†(a)	13,624
1,000	ARIAD Pharmaceuticals, Inc.†	6,370
343	athenahealth, Inc.†(a)	42,920
1,000	Auxilium Pharmaceuticals, Inc.†(a)	20,060
6,788	Baxter International, Inc.	490,772
2,266	Becton Dickinson and Co.	268,068
200	Biodel, Inc.†(a)	432
2,381	Biogen Idec, Inc.†	750,753
1,475	BioMarin Pharmaceutical, Inc.†	91,760
200	Bio-Rad Laboratories, Inc., Class A†	23,942
12,189	Boston Scientific Corp.†	155,654
19,200	Bristol-Myers Squibb Co.	931,392
1,350	Brookdale Senior Living, Inc., Class A†	45,009
1,000	Bruker Corp.†	24,270
200	BSD Medical Corp.†(a)	198
925	C.R. Bard, Inc.(a)	132,284
350	Cambrex Corp.†	7,245
350	Cantel Medical Corp.	12,817
100	Capital Senior Living Corp.†(a)	2,384
3,936	Cardinal Health, Inc.	269,852
325	Cardiovascular Systems, Inc.†(a)	10,127
2,293	CareFusion Corp.†	101,695
2,485	Catamaran Corp.†	109,738
9,592	Celgene Corp.†	823,761
927	Celldex Therapeutics, Inc.†(a)	15,129
475	Centene Corp.†	35,915
500	Cepheid, Inc.†(a)	23,970
3,050	Cerner Corp.†	157,319
500	Charles River Laboratories International, Inc.†	26,760
136	Chemed Corp.(a)	12,746
3,231	Cigna Corp.	297,155
300	Clovis Oncology, Inc.†(a)	12,423
1,332	Community Health Systems, Inc.†(a)	60,433
100	Computer Programs & Systems, Inc.	6,360
300	CONMED Corp.(a)	13,245
500	Cooper Cos., Inc. (The)	67,765
650	Covance, Inc.†	55,627
226	CTI BioPharma Corp.†(a)	635
800	Cubist Pharmaceuticals, Inc.†(a)	55,856
300	Cyberonics, Inc.†	18,738
91	Cynosure, Inc., Class A†	1,934

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Health Care (continued)
2,300	Cytori Therapeutics, Inc.†(a)	$5,497
2,058	DaVita HealthCare Partners, Inc.†	148,835
1,700	Dendreon Corp.†(a)	3,910
1,600	DENTSPLY International, Inc.(a)	75,760
650	DexCom, Inc.†(a)	25,779
100	Dyax Corp.†	960
1,100	Edwards Lifesciences Corp.†(a)	94,424
12,345	Eli Lilly & Co.	767,489
793	Emergent Biosolutions, Inc.†(a)	17,811
889	Emeritus Corp.†	28,137
1,100	Endo International PLC†(a)	77,022
700	Endologix, Inc.†(a)	10,647
300	Ensign Group, Inc. (The)	9,324
625	Envision Healthcare Holdings, Inc.†	22,444
775	Exact Sciences Corp.†(a)	13,198
800	Exelixis, Inc.†(a)	2,712
9,165	Express Scripts Holding Co.†	635,409
100	Five Star Quality Care, Inc.†	501
3,025	Forest Laboratories, Inc.†	299,475
116	Furiex Pharmaceuticals, Inc.†(a)	12,317
500	Galena Biopharma, Inc.†(a)	1,530
500	Genomic Health, Inc.†(a)	13,700
50	Gentiva Health Services, Inc.†	753
1,100	Geron Corp.†(a)	3,531
16,164	Gilead Sciences, Inc.†	1,340,157
300	Greatbatch, Inc.†	14,718
450	GTx, Inc.†(a)	621
550	Haemonetics Corp.†(a)	19,404
1,700	Halozyme Therapeutics, Inc.†(a)	16,796
350	Hanger, Inc.†	11,007
500	HCA Holdings, Inc.†	28,190
1,000	Health Net, Inc.†	41,540
1,100	HealthSouth Corp.(a)	39,457
170	HeartWare International, Inc.†	15,045
872	Henry Schein, Inc.†	103,480
600	Hill-Rom Holdings, Inc.	24,906
925	HMS Holdings Corp.†(a)	18,879
2,452	Hologic, Inc.†(a)	62,158
2,040	Hospira, Inc.†	104,795
1,742	Humana, Inc.	222,488
200	ICU Medical, Inc.†	12,162
1,300	Idenix Pharmaceuticals, Inc.†(a)	31,330
509	IDEXX Laboratories, Inc.†	67,987
1,013	Illumina, Inc.†	180,861
1,000	ImmunoGen, Inc.†(a)	11,850
1,000	Impax Laboratories, Inc.†(a)	29,970
825	IMS Health Holdings, Inc.†	21,186
1,600	Incyte Corp., Ltd.†	90,304
600	Infinity Pharmaceuticals, Inc.†	7,644
475	Insulet Corp.†	18,843
300	Integra LifeSciences Holdings Corp.†(a)	14,118
137	Intercept Pharmaceuticals, Inc.†(a)	32,418
862	InterMune, Inc.†(a)	38,057
400	Intrexon Corp.†(a)	10,052
365	Intuitive Surgical, Inc.†	150,307
300	IPC The Hospitalist Co., Inc.†(a)	13,266
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	15,330
1,000	Isis Pharmaceuticals, Inc.†(a)	34,450
35,388	Johnson & Johnson	3,702,293
975	Keryx Biopharmaceuticals, Inc.†(a)	14,995
575	Kindred Healthcare, Inc.	13,282
1,075	Laboratory Corp. of America Holdings†	110,080
300	Lannett Co., Inc.†	14,886
600	LHC Group, Inc.†	12,822
565	LifePoint Hospitals, Inc.†	35,086
316	Ligand Pharmaceuticals, Inc., Class B†(a)	19,684

Shares		Value
Health Care (continued)
400	Magellan Health, Inc.†	$24,896
2,975	MannKind Corp.†(a)	32,695
600	Masimo Corp.†(a)	14,160
200	Maxygen, Inc.†(f)	6
2,718	McKesson Corp.	506,119
400	MedAssets, Inc.†	9,136
650	Medicines Co. (The)†	18,889
500	Medidata Solutions, Inc.†(a)	21,405
725	Medivation, Inc.†	55,883
1,200	MEDNAX, Inc.†	69,780
11,822	Medtronic, Inc.(a)	753,771
34,580	Merck & Co., Inc.	2,000,453
100	Merge Healthcare, Inc.†(a)	227
375	Meridian Bioscience, Inc.(a)	7,740
300	Mettler-Toledo International, Inc.†	75,954
600	MGC Diagnostics Corp.†	5,028
600	Molina Healthcare, Inc.†(a)	26,778
200	Momenta Pharmaceuticals, Inc.†	2,416
136	MWI Veterinary Supply, Inc.†	19,311
4,275	Mylan, Inc.†(a)	220,419
800	Myriad Genetics, Inc.†(a)	31,136
300	National Healthcare Corp.	16,887
950	Nektar Therapeutics†	12,179
350	Neogen Corp.†	14,165
200	Neurocrine Biosciences, Inc.†(a)	2,968
2,150	Novavax, Inc.†(a)	9,933
775	NPS Pharmaceuticals, Inc.†	25,614
1,000	NuVasive, Inc.†	35,570
1,000	NxStage Medical, Inc.†	14,370
128	Oculus Innovative Sciences, Inc.†(a)	396
1,000	Omnicare, Inc.	66,570
375	Omnicell, Inc.†	10,766
3,000	OPKO Health, Inc.†(a)	26,520
750	Orexigen Therapeutics, Inc.†(a)	4,635
300	Orthofix International NV†	10,875
700	Owens & Minor, Inc.(a)	23,786
375	Pacira Pharmaceuticals, Inc.†(a)	34,447
600	PAREXEL International Corp.†	31,704
950	Patterson Cos., Inc.(a)	37,534
800	PDI, Inc.†	3,504
1,100	PDL BioPharma, Inc.(a)	10,648
1,517	PerkinElmer, Inc.	71,056
5	Pernix Therapeutics Holdings, Inc.†	45
79,837	Pfizer, Inc.	2,369,562
725	Pharmacyclics, Inc.†	65,040
381	PharMerica Corp.†	10,893
400	Pozen, Inc.	3,332
350	Premier, Inc., Class A†	10,150
650	Prestige Brands Holdings, Inc.†	22,029
800	Progenics Pharmaceuticals, Inc.†(a)	3,448
200	Providence Service Corp. (The)†	7,318
254	Puma Biotechnology, Inc.†	16,764
575	Quality Systems, Inc.	9,229
1,575	Quest Diagnostics, Inc.(a)	92,437
572	Questcor Pharmaceuticals, Inc.(a)	52,904
300	Quidel Corp.†(a)	6,633
325	Quintiles Transnational Holdings, Inc.†	17,319
675	Raptor Pharmaceutical Corp.†(a)	7,796
797	Regeneron Pharmaceuticals, Inc.†	225,129
1,800	ResMed, Inc.(a)	91,134
1,600	Rigel Pharmaceuticals, Inc.†(a)	5,808
418	RTI Surgical, Inc.†	1,818
600	Sagent Pharmaceuticals, Inc.†(a)	15,516
700	Salix Pharmaceuticals, Ltd.†(a)	86,345
300	Sangamo BioSciences, Inc.†	4,581
400	Sarepta Therapeutics, Inc.†	11,916
925	Seattle Genetics, Inc.†(a)	35,381

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Health Care (continued)
1,000	Select Medical Holdings Corp.	$15,600
1,500	Sequenom, Inc.†(a)	5,805
600	Simulations Plus, Inc.(a)	3,372
650	Sirona Dental Systems, Inc.†(a)	53,599
700	Skilled Healthcare Group, Inc., Class A†(a)	4,403
475	Spectranetics Corp.†	10,868
3,125	St. Jude Medical, Inc.(a)	216,406
650	STERIS Corp.	34,762
4,491	Stryker Corp.	378,681
200	Symmetry Medical, Inc.†	1,772
157	Synageva BioPharma Corp.†(a)	16,454
400	Synta Pharmaceuticals Corp.†(a)	1,636
1,000	Team Health Holdings, Inc.†	49,940
500	Techne Corp.	46,285
500	Teleflex, Inc.	52,800
931	Tenet Healthcare Corp.†(a)	43,701
285	Theravance Biopharma, Inc.†(a)	9,086
1,000	Theravance, Inc.†(a)	29,780
4,901	Thermo Fisher Scientific, Inc.	578,318
600	Thoratec Corp.†	20,916
80	Transcept Pharmaceuticals, Inc.	159
600	Triple-S Management Corp., Class B†(a)	10,758
600	United Therapeutics Corp.†(a)	53,094
11,905	UnitedHealth Group, Inc.	973,234
500	Universal American Corp.(a)	4,165
1,100	Universal Health Services, Inc., Class B	105,336
1,200	Varian Medical Systems, Inc.†(a)	99,768
825	VCA, Inc.†	28,949
17	Venaxis, Inc.†	38
2,514	Vertex Pharmaceuticals, Inc.†	238,026
500	Volcano Corp.†	8,805
1,000	Waters Corp.†(a)	104,440
450	WellCare Health Plans, Inc.†	33,597
3,126	WellPoint, Inc.(a)	336,389
650	West Pharmaceutical Services, Inc.	27,417
450	Wright Medical Group, Inc.†	14,130
2,036	Zimmer Holdings, Inc.	211,459
		30,720,040
Industrials — 11.4%
1,123	3D Systems Corp.†(a)	67,155
7,861	3M Co.	1,126,010
350	AAON, Inc.	11,732
375	AAR Corp.	10,335
500	ABM Industries, Inc.	13,490
300	Acacia Research Corp.(a)	5,325
453	ACCO Brands Corp.†(a)	2,904
300	Acme United Corp.(a)	5,025
590	Actuant Corp., Class A	20,396
400	Acuity Brands, Inc.(a)	55,300
2,075	ADT Corp.(a)	72,501
375	Advisory Board Co. (The)†	19,425
1,100	AECOM Technology Corp.†(a)	35,420
1,150	AGCO Corp.	64,653
1,000	Air Lease Corp., Class A	38,580
1,200	Aircastle, Ltd.(a)	21,324
717	Alaska Air Group, Inc.(a)	68,151
400	Albany International Corp., Class A	15,184
153	Allegiant Travel Co., Class A	18,019
350	Alliant Techsystems, Inc.	46,872
325	Allison Transmission Holdings, Inc.	10,108
300	Altra Industrial Motion Corp.(a)	10,917
100	AMERCO	29,076
11,061	American Airlines Group, Inc.†	475,180
300	American Railcar Industries, Inc.(a)	20,331
2,662	AMETEK, Inc.	139,169
3,275	AMR Corp., Escrow†(f)	—

Shares		Value
Industrials (continued)
1,500	AMREP Corp.†(a)	$9,195
950	AO Smith Corp.	47,101
500	Apogee Enterprises, Inc.	17,430
425	Applied Industrial Technologies, Inc.	21,560
300	ArcBest Corp.	13,053
200	Armstrong World Industries, Inc.†	11,486
200	Astec Industries, Inc.	8,776
300	Atlas Air Worldwide Holdings, Inc.†(a)	11,055
1,292	Avis Budget Group, Inc.†	77,119
600	AZZ, Inc.	27,648
1,075	B/E Aerospace, Inc.†	99,427
1,437	Babcock & Wilcox Co. (The)	46,645
600	Barnes Group, Inc.(a)	23,124
500	Beacon Roofing Supply, Inc.†	16,560
500	Blount International, Inc.†	7,055
900	BlueLinx Holdings, Inc.†	1,260
8,501	Boeing Co. (The)	1,081,582
445	Brady Corp., Class A	13,292
450	Briggs & Stratton Corp.(a)	9,207
450	Brink's Co. (The)	12,699
450	Builders FirstSource, Inc.†	3,366
623	Carlisle Cos., Inc.	53,964
100	Casella Waste Systems, Inc., Class A†(a)	501
7,609	Caterpillar, Inc.	826,870
1,300	CBIZ, Inc.†(a)	11,739
400	CDI Corp.	5,764
400	Ceco Environmental Corp.	6,236
300	Celadon Group, Inc.	6,396
800	Cenveo, Inc.†	2,968
1,525	CH Robinson Worldwide, Inc.(a)	97,280
400	Chart Industries, Inc.†(a)	33,096
77	Chicago Bridge & Iron Co. NV	5,251
1,032	Cintas Corp.(a)	65,573
184	CIRCOR International, Inc.	14,192
1,000	Civeo Corp.†	25,030
400	CLARCOR, Inc.	24,740
540	Clean Harbors, Inc.†(a)	34,695
1,125	Colfax Corp.†	83,858
400	Columbus McKinnon Corp.	10,820
900	Comfort Systems USA, Inc.	14,220
300	Commercial Vehicle Group, Inc.†	3,012
550	Con-way, Inc.	27,726
1,400	Copart, Inc.†	50,344
306	Corporate Executive Board Co. (The)	20,875
1,750	Covanta Holding Corp.(a)	36,068
100	Covenant Transportation Group, Inc., Class A†	1,288
625	Crane Co.	46,475
11,475	CSX Corp.	353,545
300	Cubic Corp.	13,353
2,162	Cummins, Inc.	333,575
600	Curtiss-Wright Corp.	39,336
6,948	Danaher Corp.	547,016
4,255	Deere & Co.	385,290
9,400	Delta Air Lines, Inc.	363,968
500	Deluxe Corp.	29,290
825	DigitalGlobe, Inc.†	22,935
1,525	Donaldson Co., Inc.	64,538
1,966	Dover Corp.	178,808
500	Dun & Bradstreet Corp.(a)	55,100
100	DXP Enterprises, Inc.†	7,554
350	Dycom Industries, Inc.†(a)	10,959
400	Dynamic Materials Corp.(a)	8,852
450	Eagle Bulk Shipping, Inc.†(a)	1,391
5,946	Eaton Corp. PLC	458,912
800	EMCOR Group, Inc.	35,624
8,128	Emerson Electric Co.	539,374

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Industrials (continued)
700	Empire Resources, Inc.(a)	$2,898
550	Encore Wire Corp.	26,972
500	Energy Recovery, Inc.†(a)	2,460
500	EnerSys, Inc.	34,395
179	Engility Holdings, Inc.†	6,849
50	Ennis, Inc.	763
178	EnPro Industries, Inc.†	13,022
1,375	Equifax, Inc.	99,743
200	ESCO Technologies, Inc.	6,928
290	Esterline Technologies Corp.†	33,385
2,200	Exelis, Inc.	37,356
2,425	Expeditors International of Washington, Inc.(a)	107,088
3,300	Fastenal Co.(a)	163,317
1,000	Federal Signal Corp.	14,650
3,484	FedEx Corp.	527,408
1,515	Flowserve Corp.	112,640
1,686	Fluor Corp.	129,653
1,900	Fortune Brands Home & Security, Inc.	75,867
300	Forward Air Corp.	14,355
600	Franklin Electric Co., Inc.	24,198
500	FreightCar America, Inc.	12,520
600	FTI Consulting, Inc.†	22,692
700	Fuel Tech, Inc.†	3,948
500	FuelCell Energy, Inc.†(a)	1,200
300	Furmanite Corp.†(a)	3,492
300	G&K Services, Inc., Class A	15,621
500	GATX Corp.	33,470
1,500	GenCorp, Inc.†(a)	28,650
625	General Cable Corp.	16,038
3,149	General Dynamics Corp.	367,016
125,396	General Electric Co.	3,295,407
585	Genessee & Wyoming, Inc., Class A†	61,425
507	Gorman-Rupp Co. (The)(a)	17,933
662	Graco, Inc.	51,689
1,350	GrafTech International, Ltd.†(a)	14,121
400	Granite Construction, Inc.	14,392
1,500	Great Lakes Dredge & Dock Corp.†	11,985
550	Greenbrier Cos., Inc.†(a)	31,680
350	Griffon Corp.(a)	4,340
325	H&E Equipment Services, Inc.†	11,811
850	Hardinge, Inc.	10,752
1,200	Harsco Corp.	31,956
1,500	Hawaiian Holdings, Inc.†(a)	20,565
775	HD Supply Holdings, Inc.†	22,002
725	Healthcare Services Group, Inc.	21,344
625	Heartland Express, Inc.(a)	13,337
300	HEICO Corp., Class A	12,180
200	Heidrick & Struggles International, Inc.	3,700
600	Herman Miller, Inc.	18,144
2,150	Hertz Global Holdings, Inc.†	60,264
1,550	Hexcel Corp.†	63,395
300	Hill International, Inc.†	1,869
400	HNI Corp.	15,644
9,747	Honeywell International, Inc.	905,984
350	Hub Group, Inc., Class A†	17,640
438	Hubbell, Inc., Class B	53,940
525	Huntington Ingalls Industries, Inc.	49,660
400	Hurco Cos., Inc.	11,280
200	Huron Consulting Group, Inc.†	14,164
118	Hyster-Yale Materials Handling, Inc.	10,448
975	IDEX Corp.	78,721
794	IHS, Inc., Class A†	107,722
4,420	Illinois Tool Works, Inc.(a)	387,015
875	Industrial Services of America, Inc.†(a)	4,375
500	InnerWorkings, Inc.†	4,250
100	Innovative Solutions & Support, Inc.†	744

Shares		Value
Industrials (continued)
336	Insperity, Inc.(a)	$11,088
500	Integrated Electrical Services, Inc.†(a)	3,270
1,300	Interface, Inc., Class A	24,492
400	International Shipholding Corp.(a)	9,168
400	Intersections, Inc.	1,968
1,796	Iron Mountain, Inc.(a)	63,668
1,100	ITT Corp.	52,910
1,425	Jacobs Engineering Group, Inc.†	75,924
1,075	JB Hunt Transport Services, Inc.	79,313
2,525	JetBlue Airways Corp.†(a)	27,396
251	John Bean Technologies Corp.	7,778
1,375	Joy Global, Inc.(a)	84,672
200	Kadant, Inc.	7,690
300	Kaman Corp.	12,819
1,245	Kansas City Southern(a)	133,850
1,000	KAR Auction Services, Inc.	31,870
1,550	KBR, Inc.	36,967
400	Kelly Services, Inc., Class A	6,868
800	Kennametal, Inc.(a)	37,024
150	Kforce, Inc.	3,247
700	Kimball International, Inc., Class B	11,704
600	Kirby Corp.†	70,284
387	Knight Transportation, Inc.	9,199
500	Knoll, Inc.	8,665
525	Korn/Ferry International†	15,419
10	Kratos Defense & Security Solutions, Inc.†	78
1,075	L-3 Communications Holdings, Inc.	129,806
300	Landstar System, Inc.	19,200
600	Layne Christensen Co.†	7,980
657	Lennox International, Inc.	58,847
1,000	Lincoln Electric Holdings, Inc.	69,880
200	Lindsay Corp.(a)	16,894
100	LMI Aerospace, Inc.†(a)	1,308
3,623	Lockheed Martin Corp.	582,325
700	LSI Industries, Inc.(a)	5,586
1,600	Manitowoc Co., Inc. (The)(a)	52,576
1,002	Manpowergroup, Inc.	85,020
150	Marten Transport, Ltd.	3,353
3,825	Masco Corp.	84,915
1,000	MasTec, Inc.†(a)	30,820
450	Matson, Inc.	12,078
300	McGrath RentCorp(a)	11,025
1,550	Meritor, Inc.†(a)	20,212
3,150	Metalico, Inc.†(a)	3,906
300	MFRI, Inc.†(a)	3,423
597	Middleby Corp.†	49,384
406	Mobile Mini, Inc.	19,443
325	Moog, Inc., Class A†	23,689
350	MSA Safety, Inc.	20,118
508	MSC Industrial Direct Co., Inc., Class A	48,585
600	Mueller Industries, Inc.	17,646
1,900	Mueller Water Products, Inc., Class A	16,416
200	NACCO Industries, Inc., Class A	10,120
1,500	Navigant Consulting, Inc.†	26,175
1,000	Navistar International Corp.†	37,480
500	NCI Building Systems, Inc.†(a)	9,715
600	Nordson Corp.	48,114
3,627	Norfolk Southern Corp.	373,690
162	Nortek, Inc.†(a)	14,541
2,526	Northrop Grumman Corp.	302,185
1,299	NOW, Inc.†	47,037
900	Old Dominion Freight Line, Inc.†	57,312
550	On Assignment, Inc.†	19,563
575	Orbital Sciences Corp.†	16,991
500	Orion Energy Systems, Inc.†	2,035
1,000	Oshkosh Corp.	55,530

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Industrials (continued)
1,250	Owens Corning(a)	$48,350
4,080	PACCAR, Inc.	256,346
1,250	Pall Corp.	106,738
1,557	Parker Hannifin Corp.	195,762
2,025	Pentair PLC†	146,043
600	Pike Corp.†(a)	5,376
2,125	Pitney Bowes, Inc.	58,692
300	Polypore International, Inc.†	14,319
250	PowerSecure International, Inc.†(a)	2,435
1,864	Precision Castparts Corp.	470,474
475	Primoris Services Corp.	13,699
1,000	Quanex Building Products Corp.	17,870
2,450	Quanta Services, Inc.†	84,721
600	Raven Industries, Inc.(a)	19,884
3,514	Raytheon Co.	324,166
300	RBC Bearings, Inc.	19,215
400	Regal-Beloit Corp.	31,424
1,500	Republic Airways Holdings, Inc.†	16,260
3,518	Republic Services, Inc., Class A	133,578
200	Resources Connection, Inc.	2,622
325	Rexnord Corp.†	9,149
350	Roadrunner Transportation Systems, Inc.†	9,835
1,700	Robert Half International, Inc.	81,158
1,784	Rockwell Automation, Inc.	223,286
1,425	Rockwell Collins, Inc.(a)	111,349
1,050	Rollins, Inc.	31,500
1,122	Roper Industries, Inc.	163,823
1,000	RPX Corp., Class Comdty (histrt)†	17,750
1,850	RR Donnelley & Sons Co.(a)	31,376
75	Rush Enterprises, Inc., Class A†(a)	2,600
534	Ryder System, Inc.	47,040
225	Saia, Inc.†	9,884
300	SIFCO Industries, Inc.	9,360
400	Simpson Manufacturing Co., Inc.	14,544
1,100	SkyWest, Inc.	13,442
600	Snap-on, Inc.	71,112
300	SolarCity Corp.†(a)	21,180
6,949	Southwest Airlines Co.	186,650
1,325	Spirit AeroSystems Holdings, Inc., Class A†	44,652
100	Spirit Airlines, Inc.†	6,324
584	SPX Corp.	63,195
270	Standard Register Co.†(a)	1,523
50	Standex International Corp.	3,724
1,000	Steelcase, Inc., Class A(a)	15,130
1,016	Stericycle, Inc.†	120,315
300	Sun Hydraulics Corp.	12,180
1,000	Swift Transportation Co., Class A†	25,230
500	TAL International Group, Inc.(a)	22,180
200	Taser International, Inc.†(a)	2,660
500	Team, Inc.†	20,510
500	Tecumseh Products Co.†(a)	2,545
333	Teledyne Technologies, Inc.†	32,358
250	Tennant Co.	19,080
1,300	Terex Corp.(a)	53,430
743	Tetra Tech, Inc.	20,433
700	Textainer Group Holdings, Ltd.(a)	27,034
2,800	Textron, Inc.	107,212
800	Timken Co.	54,272
312	Titan International, Inc.(a)	5,248
600	Toro Co. (The)	38,160
700	Towers Watson & Co., Class A	72,961
600	TransDigm Group, Inc.	100,356
100	TRC Cos., Inc.†	622
600	Trex Co., Inc.†(a)	17,292
475	TriMas Corp.†	18,112

Shares		Value
Industrials (continued)
1,800	Trinity Industries, Inc.(a)	$78,696
556	Triumph Group, Inc.(a)	38,820
800	TrueBlue, Inc.†	22,056
500	Tutor Perini Corp.†	15,870
400	Twin Disc, Inc.	13,220
200	Ultralife Corp.†	768
200	UniFirst Corp.	21,200
10,640	Union Pacific Corp.	1,061,340
3,555	United Continental Holdings, Inc.†	146,004
8,418	United Parcel Service, Inc., Class B	864,192
1,008	United Rentals, Inc.†(a)	105,568
350	United Stationers, Inc.(a)	14,515
10,828	United Technologies Corp.	1,250,093
300	Universal Forest Products, Inc.	14,481
850	URS Corp.	38,973
500	US Ecology, Inc.	24,475
1,075	USG Corp.†(a)	32,390
900	UTi Worldwide, Inc.†	9,306
259	Valmont Industries, Inc.(a)	39,355
1,800	Verisk Analytics, Inc., Class A†	108,036
400	Viad Corp.	9,536
300	Vicor Corp.†(a)	2,514
750	Volt Information Sciences, Inc.†(a)	7,050
50	Wabash National Corp.†(a)	713
691	WABCO Holdings, Inc.†	73,813
1,041	Wabtec Corp.	85,976
1,462	Waste Connections, Inc.	70,980
5,025	Waste Management, Inc.	224,768
228	Watsco, Inc.	23,429
300	Watts Water Technologies, Inc., Class A	18,519
250	Werner Enterprises, Inc.(a)	6,628
600	WESCO International, Inc.†(a)	51,828
425	West Corp.	11,390
800	Woodward, Inc.	40,144
685	WW Grainger, Inc.	174,175
655	XPO Logistics, Inc.†(a)	18,746
2,200	Xylem, Inc.	85,976
		28,291,642
Information Technology — 18.1%
395	ACI Worldwide, Inc.†	22,053
4,638	Activision Blizzard, Inc.	103,427
800	Acxiom Corp.†	17,352
600	ADDvantage Technologies Group, Inc.†(a)	1,653
5,287	Adobe Systems, Inc.†	382,567
600	ADTRAN, Inc.	13,536
700	Advanced Energy Industries, Inc.†(a)	13,475
6,750	Advanced Micro Devices, Inc.†(a)	28,282
1,000	Advent Software, Inc.	32,570
500	Aehr Test Systems†	1,075
1,000	Aeroflex Holding Corp.†(a)	10,500
500	Agilysys, Inc.†	7,040
1,959	Akamai Technologies, Inc.†(a)	119,617
579	Alliance Data Systems Corp.†(a)	162,844
4,000	Altera Corp.	139,040
1,050	Amkor Technology, Inc.†	11,739
1,625	Amphenol Corp., Class A	156,552
300	ANADIGICS, Inc.†(a)	243
3,550	Analog Devices, Inc.	191,949
285	Anixter International, Inc.	28,520
922	ANSYS, Inc.†	69,906
1,016	AOL, Inc.†	40,427
77,532	Apple, Inc.	7,205,049
14,208	Applied Materials, Inc.	320,390
1,500	Applied Micro Circuits Corp.†(a)	16,215
1,229	ARRIS Group, Inc.†	39,979
850	Arrow Electronics, Inc.†	51,348

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
1,500	Aruba Networks, Inc.†(a)	$26,280
1,000	Aspen Technology, Inc.†	46,400
100	Astea International, Inc.†	240
5,250	Atmel Corp.†(a)	49,193
2,550	Autodesk, Inc.†	143,769
5,621	Automatic Data Processing, Inc.	445,633
1,778	Aviat Networks, Inc.†	2,276
1,275	Avnet, Inc.	56,495
1,000	AVX Corp.	13,280
289	Axcelis Technologies, Inc.†	578
200	Badger Meter, Inc.	10,530
300	Bel Fuse, Inc., Class B	7,701
400	Belden, Inc.	31,264
1,150	Benchmark Electronics, Inc.†	29,302
298	Black Box Corp.	6,985
300	Blackbaud, Inc.	10,722
460	Blackhawk Network Holdings, Inc., Class B†	12,351
250	Blucora, Inc.†	4,717
1,000	Booz Allen Hamilton Holding Corp., Class A	21,240
375	Bottomline Technologies, Inc.†(a)	11,220
6,215	Broadcom Corp., Class A	230,701
1,250	Broadridge Financial Solutions, Inc.	52,050
5,075	Brocade Communications Systems, Inc.	46,690
106	Brooks Automation, Inc.	1,142
100	BTU International, Inc.†	327
3,947	CA, Inc.	113,437
100	Cabot Microelectronics Corp.†	4,465
199	CACI International, Inc., Class A†(a)	13,972
3,177	Cadence Design Systems, Inc.†(a)	55,566
400	CalAmp Corp.†(a)	8,664
175	Calix, Inc.†	1,432
200	Callidus Software, Inc.†	2,388
475	Cardtronics, Inc.†	16,188
200	Cascade Microtech, Inc.†	2,732
500	Cavium, Inc.†	24,830
900	CIBER, Inc.†	4,446
997	Ciena Corp.†(a)	21,595
200	Cinedigm Corp., Class A†(a)	498
400	Cirrus Logic, Inc.†	9,096
60,848	Cisco Systems, Inc.	1,512,073
2,275	Citrix Systems, Inc.†(a)	142,301
1,000	Cognex Corp.†	38,400
7,548	Cognizant Technology Solutions Corp., Class A†	369,173
400	Coherent, Inc.†	26,468
550	CommScope Holding Co., Inc.†	12,722
375	CommVault Systems, Inc.†	18,439
1,655	Computer Sciences Corp.	104,596
2,025	Compuware Corp.	20,230
400	comScore, Inc.†	14,192
100	Comtech Telecommunications Corp.	3,733
300	Comverse, Inc.†(a)	8,004
425	Concur Technologies, Inc.†(a)	39,670
400	Constant Contact, Inc.†	12,844
1,300	Convergys Corp.	27,872
505	Conversant, Inc.†(a)	12,827
1,152	CoreLogic, Inc.†	34,975
500	Cornerstone OnDemand, Inc.†	23,010
16,444	Corning, Inc.	360,946
325	CoStar Group, Inc.†	51,405
425	Cray, Inc.†(a)	11,305
1,200	Cree, Inc.†(a)	59,940
200	Crexendo, Inc.†(a)	640
378	CSG Systems International, Inc.	9,870
100	CTS Corp.	1,870

Shares		Value
Information Technology (continued)
1,625	Cypress Semiconductor Corp.(a)	$17,729
800	Daktronics, Inc.	9,536
600	Datalink Corp.†	6,000
500	Dealertrack Technologies, Inc.†(a)	22,670
1,000	Demand Media, Inc.†	4,820
300	Demandware, Inc.†	20,811
388	Dice Holdings, Inc.†(a)	2,953
650	Diebold, Inc.(a)	26,111
51	Digital Ally, Inc.†	159
700	Digital River, Inc.†	10,801
300	Diodes, Inc.†	8,688
200	Document Security Systems, Inc.†(a)	274
600	Dolby Laboratories, Inc., Class A†(a)	25,920
400	DST Systems, Inc.	36,868
1,421	EarthLink Holdings Corp.(a)	5,286
14,925	eBay, Inc.†	747,145
331	Ebix, Inc.(a)	4,737
150	Echelon Corp.†	365
400	EchoStar Corp., Class A†	21,176
100	Electro Scientific Industries, Inc.(a)	681
2,625	Electronic Arts, Inc.†	94,159
729	Electronics For Imaging, Inc.†	32,951
25,554	EMC Corp.	673,092
125	Emcore Corp.†(a)	515
1,000	Emulex Corp.†(a)	5,700
300	EnerNOC, Inc.†(a)	5,685
1,836	Entegris, Inc.†	25,236
325	Envestnet, Inc.†	15,899
300	EPAM Systems, Inc.†	13,125
1,500	Epiq Systems, Inc.	21,075
502	Equinix, Inc.†	105,465
400	Euronet Worldwide, Inc.†	19,296
500	Exar Corp.†(a)	5,650
200	Extreme Networks, Inc.†	888
690	F5 Networks, Inc.†	76,894
22,834	Facebook, Inc., Class A†	1,536,500
550	FactSet Research Systems, Inc.(a)	66,154
200	Fair Isaac Corp.	12,752
1,250	Fairchild Semiconductor International, Inc., Class A†	19,500
900	FalconStor Software, Inc.†	1,530
200	FARO Technologies, Inc.†	9,824
406	FEI Co.	36,836
2,935	Fidelity National Information Services, Inc.	160,662
1,200	Finisar Corp.†(a)	23,700
600	FireEye, Inc.†(a)	24,330
700	First Solar, Inc.†(a)	49,742
2,946	Fiserv, Inc.†	177,703
450	FleetCor Technologies, Inc.†	59,310
1,500	FLIR Systems, Inc.	52,095
350	FormFactor, Inc.†	2,912
255	Forrester Research, Inc.	9,659
1,675	Fortinet, Inc.†	42,093
1,000	Freescale Semiconductor, Ltd.†(a)	23,500
1,100	Gartner, Inc.†(a)	77,572
2,100	Genpact, Ltd.†	36,813
102	GigOptix, Inc.†(a)	140
1,850	Global Cash Access Holdings, Inc.†	16,465
725	Global Payments, Inc.	52,816
400	Glu Mobile, Inc.†(a)	2,000
6,435	Google, Inc., Class C†	3,701,927
1,100	GT Advanced Technologies, Inc.†(a)	20,460
200	Guidance Software, Inc.†(a)	1,824
300	Guidewire Software, Inc.†	12,198
800	Harmonic, Inc.†	5,968
1,225	Harris Corp.	92,794

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
300	Heartland Payment Systems, Inc.(a)	$12,363
23,877	Hewlett-Packard Co.	804,177
300	Hittite Microwave Corp.	23,385
1,100	Hutchinson Technology, Inc.†(a)	2,750
1,000	IAC/InterActiveCorp.	69,230
100	ID Systems, Inc.†	544
325	iGATE Corp.†	11,827
8	iGO, Inc.†	26
1,000	II-VI, Inc.†(a)	14,460
600	Infinera Corp.†(a)	5,520
1,075	Informatica Corp.†	38,324
1,200	Ingram Micro, Inc., Class A†	35,052
500	Insight Enterprises, Inc.†	15,370
1,560	Integrated Device Technology, Inc.†	24,118
400	Integrated Silicon Solution, Inc.†	5,908
59,093	Intel Corp.	1,825,974
350	Interactive Intelligence Group, Inc.†(a)	19,645
600	InterDigital, Inc.	28,680
371	Internap Network Services Corp.†	2,616
11,494	International Business Machines Corp.(a)	2,083,517
350	International Rectifier Corp.†	9,765
600	Interphase Corp.†(a)	2,598
850	Intersil Corp., Class A	12,707
3,253	Intuit, Inc.	261,964
381	IPG Photonics Corp.†(a)	26,213
500	Itron, Inc.†	20,275
1,200	Ixia†	13,716
800	IXYS Corp.(a)	9,856
450	j2 Global, Inc.(a)	22,887
2,400	Jabil Circuit, Inc.	50,160
1,000	Jack Henry & Associates, Inc.	59,430
3,203	JDS Uniphase Corp.†	39,941
5,265	Juniper Networks, Inc.†	129,203
233	Kemet Corp.†(a)	1,340
600	Key Tronic Corp.†	6,288
1,600	KLA-Tencor Corp.	116,224
983	Knowles Corp.†	30,217
400	Kulicke & Soffa Industries, Inc.†	5,704
1,787	Lam Research Corp.	120,765
200	Lattice Semiconductor Corp.†	1,650
981	Leidos Holdings, Inc.	37,611
675	Lexmark International, Inc., Class A	32,508
2,100	Limelight Networks, Inc.†(a)	6,426
2,100	Linear Technology Corp.	98,847
1,223	LinkedIn Corp., Class A†	209,708
200	Littelfuse, Inc.	18,590
193	Local Corp.†	400
300	LogMeIn, Inc.†(a)	13,986
200	LoJack Corp.†(a)	1,086
100	LRAD Corp.†(a)	206
650	Manhattan Associates, Inc.†	22,379
300	ManTech International Corp., Class A	8,856
200	Marchex, Inc., Class B	2,404
4,400	Marvell Technology Group, Ltd.	63,052
12,030	MasterCard, Inc., Class A	883,844
400	Mattson Technology, Inc.†	876
2,825	Maxim Integrated Products, Inc.	95,513
725	MAXIMUS, Inc.	31,189
200	Measurement Specialties, Inc.†	17,214
1,200	Mentor Graphics Corp.	25,884
100	Mercury Systems, Inc.†	1,134
400	Methode Electronics, Inc.	15,284
600	Micrel, Inc.	6,768
2,237	Microchip Technology, Inc.(a)	109,188
12,477	Micron Technology, Inc.†	411,117
825	MICROS Systems, Inc.†(a)	56,017
650	Microsemi Corp.†	17,394

Shares		Value
Information Technology (continued)
103,837	Microsoft Corp.	$4,330,003
100	MicroStrategy, Inc., Class A†	14,062
600	MKS Instruments, Inc.(a)	18,744
662	MoneyGram International, Inc.†	9,751
500	Monolithic Power Systems, Inc.	21,175
350	Monotype Imaging Holdings, Inc.	9,859
1,550	Monster Worldwide, Inc.†(a)	10,137
100	MoSys, Inc.†(a)	314
2,935	Motorola Solutions, Inc.	195,383
1	Move, Inc.†(a)	15
328	Multi-Fineline Electronix, Inc.†	3,621
200	Nanometrics, Inc.†	3,650
900	NAPCO Security Technologies, Inc.†(a)	4,887
1,312	National Instruments Corp.	42,496
1,925	NCR Corp.†	67,548
4,200	NetApp, Inc.	153,384
350	NETGEAR, Inc.†	12,169
400	NetScout Systems, Inc.†	17,736
600	NetSuite, Inc.†(a)	52,128
750	NeuStar, Inc., Class A†(a)	19,515
200	Newport Corp.†	3,700
1,000	NIC, Inc.	15,850
50	Novatel Wireless, Inc.†	95
3,675	Nuance Communications, Inc.†(a)	68,980
100	NVE Corp.†(a)	5,559
5,825	NVIDIA Corp.(a)	107,995
21	Oclaro, Inc.†	46
600	OmniVision Technologies, Inc.†	13,188
5,105	ON Semiconductor Corp.†	46,660
285	OpenTable, Inc.†	29,526
42,230	Oracle Corp.	1,711,582
200	OSI Systems, Inc.†	13,350
425	Pandora Media, Inc.†(a)	12,537
100	PAR Technology Corp.†	420
600	Park Electrochemical Corp.	16,926
200	ParkerVision, Inc.†(a)	296
3,650	Paychex, Inc.(a)	151,694
400	PCM, Inc.†	4,264
600	Pegasystems, Inc.	12,672
100	Pericom Semiconductor Corp.†(a)	904
8	PFSweb, Inc.†	66
33	Pixelworks, Inc.†(a)	250
100	Planar Systems, Inc.†	245
450	Plantronics, Inc.	21,622
300	Plexus Corp.†	12,987
100	PLX Technology, Inc.†	647
2,225	PMC - Sierra, Inc.†(a)	16,932
1,900	Polycom, Inc.†	23,807
300	Power Integrations, Inc.(a)	17,262
220	PRGX Global, Inc.†(a)	1,406
500	Progress Software Corp.†	12,020
300	PROS Holdings, Inc.†(a)	7,932
1,240	PTC, Inc.†	48,112
40	QAD, Inc., Class B	726
1,000	Qlik Technologies, Inc.†	22,620
1,650	QLogic Corp.†	16,649
21,155	QUALCOMM, Inc.	1,675,476
1,275	Rackspace Hosting, Inc.†	42,916
1,000	Rambus, Inc.†(a)	14,300
1,000	RealD, Inc.†(a)	12,760
681	RealNetworks, Inc.†	5,196
625	RealPage, Inc.†(a)	14,050
1,940	Red Hat, Inc.†	107,224
600	RELM Wireless Corp.†(a)	2,316
2,627	RF Micro Devices, Inc.†	25,193
1,427	Riverbed Technology, Inc.†	29,439
300	Rogers Corp.†	19,905

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Information Technology (continued)
300	Rosetta Stone, Inc.†	$2,916
1,020	Rovi Corp.†	24,439
340	Rudolph Technologies, Inc.†(a)	3,359
5,500	Salesforce.com, Inc.†(a)	319,440
2,625	SanDisk Corp.	274,129
633	Sanmina Corp.†	14,420
1,650	Sapient Corp.†	26,812
300	ScanSource, Inc.†	11,424
560	Science Applications International Corp.	24,730
600	Semtech Corp.†	15,690
300	ServiceNow, Inc.†	18,588
300	ShoreTel, Inc.†	1,956
122	Shutterstock, Inc.†(a)	10,124
100	Silicon Image, Inc.†	504
500	Silicon Laboratories, Inc.†	24,625
2,007	Skyworks Solutions, Inc.	94,249
800	SolarWinds, Inc.†(a)	30,928
800	Solera Holdings, Inc.	53,720
4,725	Sonus Networks, Inc.†	16,963
650	Spansion, Inc., Class A†	13,695
100	Speed Commerce, Inc.†(a)	374
193	Splunk, Inc.†(a)	10,679
300	SPS Commerce, Inc.†	18,957
100	SS&C Technologies Holdings, Inc.†	4,422
3,575	SunEdison, Inc.†	80,795
1,300	SunPower Corp., Class A†(a)	53,274
102	SYKES Enterprises, Inc.†	2,216
8,458	Symantec Corp.	193,688
350	Synaptics, Inc.†(a)	31,724
325	Synchronoss Technologies, Inc.†(a)	11,362
300	SYNNEX Corp.†(a)	21,855
1,717	Synopsys, Inc.†	66,654
300	Syntel, Inc.†	25,788
1,025	Take-Two Interactive Software, Inc.†(a)	22,796
325	Tech Data Corp.†	20,319
800	TechTarget, Inc.†(a)	7,056
1,800	Teradata Corp.†(a)	72,360
1,825	Teradyne, Inc.	35,770
100	Tessco Technologies, Inc.(a)	3,173
400	Tessera Technologies, Inc.	8,832
9,410	Texas Instruments, Inc.	449,704
1,825	TIBCO Software, Inc.†	36,810
800	TiVo, Inc.†	10,328
1,937	Total System Services, Inc.	60,841
100	Travelzoo, Inc.†	1,935
2,859	Trimble Navigation, Ltd.†	105,640
1,300	TriQuint Semiconductor, Inc.†	20,553
408	Trulia, Inc.†(a)	19,331
1,200	TTM Technologies, Inc.†(a)	9,840
800	Twitter, Inc.†(a)	32,776
500	Tyler Technologies, Inc.†	45,605
265	Ultimate Software Group, Inc.†	36,615
427	Unisys Corp.†	10,564
114	United Online, Inc.	1,186
700	Universal Display Corp.†(a)	22,470
311	Unwired Planet, Inc.†(a)	693
66	UTStarcom Holdings Corp.†	193
825	Vantiv, Inc., Class A†	27,736
450	VASCO Data Security International, Inc.†	5,220
400	Veeco Instruments, Inc.†(a)	14,904
1,365	VeriFone Systems, Inc.†	50,164
375	Verint Systems, Inc.†	18,394
1,416	VeriSign, Inc.†(a)	69,115
375	ViaSat, Inc.†(a)	21,735
55	Viasystems Group, Inc.†(a)	599
475	VirnetX Holding Corp.†(a)	8,365
400	Virtusa Corp.†	14,320

Shares		Value
Information Technology (continued)
5,901	Visa, Inc., Class A	$1,243,400
1,806	Vishay Intertechnology, Inc.(a)	27,975
129	Vishay Precision Group, Inc.†(a)	2,123
1,045	VMware, Inc., Class A†(a)	101,166
500	Web.com Group, Inc.†	14,435
458	WebMD Health Corp., Class A†(a)	22,121
2,557	Western Digital Corp.	236,011
4,979	Western Union Co. (The)(a)	86,336
459	WEX, Inc.†	48,181
195	Workday, Inc., Class A†(a)	17,523
13,095	Xerox Corp.	162,902
3,025	Xilinx, Inc.	143,113
800	XO Group, Inc.†	9,776
10,175	Yahoo!, Inc.†	357,448
241	Yelp, Inc., Class A†	18,480
525	Zebra Technologies Corp., Class A†	43,218
343	Zillow, Inc., Class A†(a)	49,025
–	Zygo Corp.†(a)	—
7,125	Zynga, Inc., Class A†	22,871
		44,926,681
Materials — 3.7%
381	A Schulman, Inc.	14,745
2,335	Air Products & Chemicals, Inc.	300,328
735	Airgas, Inc.	80,049
1,875	AK Steel Holding Corp.†(a)	14,925
600	Albemarle Corp.(a)	42,900
12,298	Alcoa, Inc.	183,117
1,350	Allegheny Technologies, Inc.(a)	60,885
900	Allied Nevada Gold Corp.†(a)	3,384
500	AM Castle & Co.†	5,520
400	American Vanguard Corp.(a)	5,288
550	AptarGroup, Inc.	36,855
717	Ashland, Inc.	77,967
1,100	Avery Dennison Corp.	56,375
575	Axiall Corp.(a)	27,180
348	Balchem Corp.	18,639
1,600	Ball Corp.	100,288
1,150	Bemis Co., Inc.(a)	46,759
700	Cabot Corp.	40,593
500	Calgon Carbon Corp.†	11,165
500	Carpenter Technology Corp.(a)	31,625
1,500	Celanese Corp., Class A	96,420
600	Century Aluminum Co.†	9,408
619	CF Industries Holdings, Inc.	148,888
1,005	Chemtura Corp.†(a)	26,261
300	Clearwater Paper Corp.†	18,516
1,400	Cliffs Natural Resources, Inc.(a)	21,070
37	Codexis, Inc.†	54
1,110	Coeur Mining, Inc.†(a)	10,190
1,300	Commercial Metals Co.	22,503
400	Compass Minerals International, Inc.	38,296
1,800	Core Molding Technologies, Inc.†	23,400
2,000	Crown Holdings, Inc.†	99,520
358	Cytec Industries, Inc.	37,740
100	Deltic Timber Corp.	6,042
800	Domtar Corp.(a)	34,280
14,136	Dow Chemical Co. (The)	727,439
534	Eagle Materials, Inc.	50,345
1,589	Eastman Chemical Co.	138,799
3,247	Ecolab, Inc.	361,521
10,946	EI du Pont de Nemours & Co.(a)	716,306
1,000	Ferro Corp.†	12,560
550	Flotek Industries, Inc.†(a)	17,688
1,275	FMC Corp.	90,767
12,919	Freeport-McMoRan Copper & Gold, Inc.	471,543
1,000	Friedman Industries, Inc.	8,450
500	Globe Specialty Metals, Inc.	10,390

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Materials (continued)
2,900	Graphic Packaging Holding Co.†	$33,930
300	Greif, Inc., Class A	16,368
450	HB Fuller Co.	21,645
2,000	Headwaters, Inc.†	27,780
3,400	Hecla Mining Co.(a)	11,730
300	Horsehead Holding Corp.†(a)	5,478
2,575	Huntsman Corp.	72,357
300	Innophos Holdings, Inc.	17,271
300	Innospec, Inc.	12,951
910	International Flavors & Fragrances, Inc.	94,895
5,117	International Paper Co.(a)	258,255
400	Intrepid Potash, Inc.†(a)	6,704
950	KapStone Paper and Packaging Corp.†	31,474
300	Koppers Holdings, Inc.	11,475
1,100	Louisiana-Pacific Corp.†	16,522
300	LSB Industries, Inc.†	12,501
511	Martin Marietta Materials, Inc.(a)	67,478
300	Materion Corp.	11,097
1,200	McEwen Mining, Inc.†(a)	3,456
1,676	MeadWestvaco Corp.	74,180
380	Minerals Technologies, Inc.	24,920
800	Molycorp, Inc.†(a)	2,056
5,848	Monsanto Co.	729,480
3,375	Mosaic Co. (The)	166,894
200	Myers Industries, Inc.	4,018
300	Neenah Paper, Inc.	15,945
100	NewMarket Corp.	39,211
6,000	Newmont Mining Corp.	152,640
100	NL Industries, Inc.(a)	929
1,000	Noranda Aluminum Holding Corp.	3,530
3,095	Nucor Corp.(a)	152,429
770	Olin Corp.(a)	20,728
300	OM Group, Inc.	9,729
1,875	Owens-Illinois, Inc.†	64,950
975	Packaging Corp. of America	69,703
1,000	PH Glatfelter Co.	26,530
1,158	PolyOne Corp.	48,798
1,621	PPG Industries, Inc.	340,653
3,461	Praxair, Inc.	459,759
500	Rayonier Advanced Materials, Inc.†	19,388
1,000	Reliance Steel & Aluminum Co.	73,710
682	Rock-Tenn Co., Class A	72,012
900	Rockwood Holdings, Inc.	68,391
600	Royal Gold, Inc.(a)	45,672
1,300	RPM International, Inc.	60,034
300	RTI International Metals, Inc.†	7,977
300	Schweitzer-Mauduit International, Inc.	13,098
700	Scotts Miracle-Gro Co. (The), Class A	39,802
2,225	Sealed Air Corp.	76,028
100	Senomyx, Inc.†(a)	865
500	Sensient Technologies Corp.	27,860
972	Sherwin-Williams Co. (The)	201,117
1,200	Sigma-Aldrich Corp.(a)	121,776
700	Silgan Holdings, Inc.	35,574
1,075	Sonoco Products Co.	47,225
2,122	Southern Copper Corp.(a)	64,445
2,800	Steel Dynamics, Inc.	50,260
300	Stepan Co.	15,858
1,600	Stillwater Mining Co.†(a)	28,080
564	SunCoke Energy, Inc.†	12,126
900	Tahoe Resources, Inc.†	23,580
192	Texas Industries, Inc.†	17,733
671	Tredegar Corp.(a)	15,708
500	UFP Technologies, Inc.†(a)	12,045
50	United States Lime & Minerals, Inc.(a)	3,240
1,625	United States Steel Corp.(a)	42,315
900	Valspar Corp.	68,571

Shares		Value
Materials (continued)
1,244	Vulcan Materials Co.	$79,305
700	Walter Energy, Inc.(a)	3,815
1,300	Wausau Paper Corp.(a)	14,066
502	Westlake Chemical Corp.	42,048
6,733	Weyerhaeuser Co.(a) (b)	222,795
1,000	Worthington Industries, Inc.	43,040
887	WR Grace & Co.†	83,848
50	Zep, Inc.	883
		9,251,722
Telecommunication Services — 2.4%
1,000	8x8, Inc.†	8,080
600	Alaska Communications Systems Group, Inc.†(a)	1,080
65,124	AT&T, Inc.	2,302,785
200	Atlantic Tele-Network, Inc.	11,600
6,610	CenturyLink, Inc.(a)	239,282
1,425	Cincinnati Bell, Inc.†	5,600
500	Cogent Communications Holdings, Inc.	17,275
87	Consolidated Communications Holdings, Inc.(a)	1,935
11,886	Frontier Communications Corp.(a)	69,414
600	General Communication, Inc., Class A†(a)	6,648
16	IDT Corp., Class B	279
500	Inteliquent, Inc.	6,935
2,199	Level 3 Communications, Inc.†	96,558
1,511	SBA Communications Corp., Class A†	154,575
6,797	Sprint Corp.†(a)	57,978
8	Straight Path Communications, Inc.†(a)	82
1,050	Telephone & Data Systems, Inc.	27,416
8,775	T-Mobile US, Inc.†	295,016
1,375	tw telecom, Inc., Class A†	55,426
300	United States Cellular Corp.†(a)	12,240
400	USA Mobility, Inc.(a)	6,160
51,813	Verizon Communications, Inc.	2,535,210
600	Vonage Holdings Corp.†	2,250
7,091	Windstream Holdings, Inc.(a)	70,626
		5,984,450
Utilities — 3.2%
7,110	AES Corp. (The)	110,561
1,519	AGL Resources, Inc.(a)	83,591
425	ALLETE, Inc.(a)	21,824
1,100	Alliant Energy Corp.	66,946
2,800	Ameren Corp.	114,464
5,630	American Electric Power Co., Inc.	313,985
400	American States Water Co.	13,292
2,000	American Water Works Co., Inc.	98,900
2,151	Aqua America, Inc.	56,399
1,100	Atmos Energy Corp.	58,740
1,000	Avista Corp.	33,520
300	Black Hills Corp.	18,417
525	California Water Service Group	12,705
5,000	Calpine Corp.†	119,050
4,600	CenterPoint Energy, Inc.	117,484
700	Cleco Corp.(a)	41,265
2,850	CMS Energy Corp.	88,778
3,550	Consolidated Edison, Inc.(a)	204,977
6,990	Dominion Resources, Inc.	499,925
1,975	DTE Energy Co.	153,793
8,351	Duke Energy Corp.	619,561
11	Dynegy, Inc., Class A†	383
3,750	Edison International	217,913
400	El Paso Electric Co.	16,084
475	Empire District Electric Co.(a)	12,198
2,050	Entergy Corp.	168,285
9,166	Exelon Corp.	334,376

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares/ Number of Rights		Value
Utilities (continued)
4,280	FirstEnergy Corp.	$148,602
16	Genie Energy, Ltd., Class B†	126
1,705	Great Plains Energy, Inc.	45,813
1,100	Hawaiian Electric Industries, Inc.(a)	27,852
500	IDACORP, Inc.	28,915
700	Integrys Energy Group, Inc.(a)	49,791
1,800	ITC Holdings Corp.(a)	65,664
350	Laclede Group, Inc.	16,993
2,125	MDU Resources Group, Inc.	74,587
450	MGE Energy, Inc.	17,779
950	National Fuel Gas Co.(a)	74,385
400	New Jersey Resources Corp.(a)	22,864
5,406	NextEra Energy, Inc.	554,007
3,615	NiSource, Inc.	142,214
3,567	Northeast Utilities	168,612
300	Northwest Natural Gas Co.(a)	14,145
400	NorthWestern Corp.	20,876
3,577	NRG Energy, Inc.	133,064
300	NRG Yield, Inc., Class A(a)	15,615
2,100	OGE Energy Corp.	82,068
587	ONE Gas, Inc.	22,159
1,000	Ormat Technologies, Inc.	28,830
350	Otter Tail Corp.(a)	10,601
2,650	Pepco Holdings, Inc.	72,822
5,000	PG&E Corp.(a)	240,100
700	Piedmont Natural Gas Co., Inc.(a)	26,187
1,300	Pinnacle West Capital Corp.	75,192
700	PNM Resources, Inc.	20,531
800	Portland General Electric Co.(a)	27,736
7,950	PPL Corp.(a)	282,463
6,125	Public Service Enterprise Group, Inc.	249,839
2,200	Questar Corp.	54,560
1,379	SCANA Corp.(a)	74,204
2,882	Sempra Energy	301,774
325	South Jersey Industries, Inc.	19,633
11,000	Southern Co. (The)(a)	499,180
475	Southwest Gas Corp.	25,075
2,700	TECO Energy, Inc.(a)	49,896
1,300	UGI Corp.	65,650
550	UIL Holdings Corp.	21,290
375	UNS Energy Corp.	22,654
933	Vectren Corp.	39,652
1,375	Westar Energy, Inc., Class A(a)	52,511
650	WGL Holdings, Inc.	28,015
2,700	Wisconsin Energy Corp.(a)	126,684
6,050	Xcel Energy, Inc.(a)	194,992
		7,933,618
Total Common Stock
(Cost $120,953,323)		246,931,155

SHORT-TERM INVESTMENTS (d) — 11.4%
1,215,396	Northern Trust Institutional Government Select Portfolio, 0.010%	1,215,396
27,152,271	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(e)	27,152,271

Total Short-Term Investments
(Cost $28,367,667)		28,367,667
RIGHT — 0.0%
United States — 0.0%
1,500	Leap Wireless†(f)	3,780

Total Right (Cost $–)		3,780

Shares		Value

WARRANTS — 0.0%
183	Dynegy, Inc., Expires 10/04/17††	$829
1	Magnum Hunter Resources Corp., Expires 08/29/14†(f)	—
1	Magnum Hunter WTS, Expires 04/20/16†	—
7	Tejon Ranch Co., Expires 08/31/16†	21

Total Warrants (Cost $5,144)		850
Total Investments — 110.8%
(Cost $149,326,134)		275,303,452
Other Assets & Liabilities, Net — (10.8)%		(26,848,200)
NET ASSETS — 100.0%		$248,455,252

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $26,800,220.
(b)	Real Estate Investment Trust.
(c)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(d)	Rate shown is the 7-day effective yield as of June 30, 2014.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $27,152,271.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $289,717.

(f)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of June 30, 2014 was $3,786 and represents 0.0% of Net Assets.

LLC— Limited Liability Company
LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

As of June 30, 2014, all of the Fund’s investments were considered Level 1, except for AMREP Corp. Rights, Leap Wireless Rights, Magnum Hunter Resources Corp. Warrant, Maxygen, Inc., Orleans Homebuilders, Inc. and Trico Marine Services, Inc. which are Level 3. At June 30, 2014, these investments were valued at $3,786. The value of Level 3 investments at December 31, 2013 was $6. A reconciliation of Level 3 investments is only presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK — 95.1%
Australia — 2.2%
6,100	Amcor, Ltd.	$59,997
17,000	AMP, Ltd.	84,981
74,900	Aurizon Holdings, Ltd.	351,715
17,400	Australia & New Zealand Banking Group, Ltd.	547,135
5,000	Bendigo and Adelaide Bank, Ltd.	57,525
600	Commonwealth Bank of Australia	45,761
166	Fortescue Metals Group, Ltd.	685
1,400	Macquarie Group, Ltd.	78,755
5,400	Newcrest Mining, Ltd.	54,236
78,477	Qantas Airways, Ltd.†	93,353
15,100	QBE Insurance Group, Ltd.	154,659
300	REA Group, Ltd.	12,087
6,700	Stockland(a)	24,505
16,686	Suncorp Group, Ltd.	213,078
19,086	Tatts Group, Ltd.	58,845
5,400	Westpac Banking Corp.	172,725
4,125	WorleyParsons, Ltd.	67,660
		2,077,702
Austria — 0.3%
5,600	OMV AG	252,980

Belgium — 0.9%
2,300	Ageas	91,727
900	Colruyt SA	45,712
1,800	Delhaize Group SA	121,801
600	Telenet Group Holding NV†	34,195
6,100	UCB SA	516,073
		809,508
Bermuda — 1.5%
25,380	Lazard, Ltd., ClassA	1,308,593
134,000	Sihuan Pharmaceutical Holdings Group, Ltd.	81,953
		1,390,546
Brazil — 1.2%
5,100	&FBovespa SA	26,845
23,500	Banco Bradesco SA ADR(b)	341,220
22,600	Cia de Saneamento Basico do Estado de Sao Paulo	242,008
1,900	Cielo SA	39,169
26,700	Embraer SA	242,892
6,300	Kroton Educacional SA	177,039
500	Porto Seguro SA	7,142
3,100	Transmissora Alianca de Energia Eletrica SA	27,808
		1,104,123
Canada — 8.5%
200	Agrium, Inc.	18,322
19,500	Alimentation Couche Tard, Inc., ClassB	534,169
1,600	Atco, Ltd., ClassI	77,552
2,700	Athabasca Oil Corp.†	19,382
2,100	Barrick Gold Corp.	38,455
13,800	Bombardier, Inc., ClassB	48,757
6,600	CAE, Inc.	86,346
900	Canadian Imperial Bank of Commerce	81,899
7,400	Canadian National Railway Co.(c)	481,290
21,410	Canadian National Railway Co.(b)	1,392,078
11,500	Canadian Oil Sands, Ltd.	260,597
8,555	Canadian Pacific Railway, Ltd.	1,549,653
1,200	Canadian Pacific Railway, Ltd.(c)	217,395

Shares		Value
Canada (continued)
100	Canadian Tire Corp., Ltd., ClassA	$9,594
6,500	Cenovus Energy, Inc.	210,707
3,000	CGI Group, Inc., ClassA†	106,331
1,600	Encana Corp.	37,906
100	Fairfax Financial Holdings, Ltd.	47,441
300	Finning International, Inc.	8,389
3,000	First Capital Realty, Inc.	52,350
5,300	Goldcorp, Inc.	147,916
6,400	Husky Energy, Inc.	206,686
400	Intact Financial Corp., ClassCommon Subscription Receipt	27,583
14,600	Kinross Gold Corp.	60,477
5,000	Magna International, Inc.	538,213
3,000	Manulife Financial Corp.	59,632
3,700	Methanex Corp.	228,751
600	Onex Corp.	37,123
500	Pacific Rubiales Energy Corp.	10,159
5,300	Penn West Petroleum, Ltd.	51,756
700	Power Corp of Canada	19,451
3,000	Power Financial Corp.	93,369
4,900	RioCan Real Estate Investment Trust, ClassTrust Unit(a)	125,410
6,700	Royal Bank of Canada	478,962
8,200	Suncor Energy, Inc.	349,656
1,800	Teck Resources, Ltd., ClassB	41,093
1,700	Toronto-Dominion Bank	87,513
5,600	TransAlta Corp.	68,645
		7,911,008
China — 4.0%
12,500	AAC Technologies Holdings, Inc.	81,351
145,000	Agricultural Bank of China, Ltd., ClassH	63,999
28,000	ANTA Sports Products, Ltd.	44,494
728,000	Bank of China, Ltd., ClassH	325,936
40,000	Beijing Capital International Airport Co., Ltd., ClassH	27,499
23,600	Beijing Enterprises Holdings, Ltd.	223,395
118,000	Beijing Enterprises Water Group, Ltd.†	78,893
55,000	China CITIC Bank Corp., Ltd., ClassH	33,349
93,000	China Construction Bank Corp., ClassH	70,331
54,000	China Railway Group, Ltd., ClassH	26,395
44,500	Fosun International†	59,110
18,000	Great Wall Motor Co., Ltd., ClassH	66,936
6,000	Haitian International Holdings, Ltd.	13,998
59,000	Industrial & Commercial Bank of China, Ltd., ClassH	37,308
4,000	Jiangsu Expressway Co., Ltd., ClassH	4,734
134,620	PICC Property & Casualty Co., Ltd., ClassH	203,969
5,200	Sands China, Ltd.	39,248
40,000	Shimao Property Holdings, Ltd.	73,487
42,000	SOHO China, Ltd.	33,102
643,000	Sun Art Retail Group, Ltd.(b)	735,484
75,400	Tencent Holdings, Ltd.	1,147,064
8,300	WuXi PharmaTech Cayman, Inc. ADR†	272,738
38,000	Zhejiang Expressway Co., Ltd., ClassH	38,486
		3,701,306
Denmark — 4.7%
23,240	Chr Hansen Holding A/S	978,705
12,000	DSV A/S	391,301
32,915	Novo Nordisk ADR(b)	1,520,344
1,944	Novo Nordisk A, ClassB	89,721
22,369	Novozymes A/S, ClassB	1,121,951
24,700	TDC A	255,507
200	Tryg A	20,207

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Denmark (continued)
700	William Demant Holding A†	$63,566
		4,441,302
Finland — 0.8%
1,249	Neste Oil OYJ	24,368
200	Nokian Renkaat OYJ	7,797
9,600	Sampo, ClassA	485,303
5,600	Stora Enso OYJ, ClassR	54,444
8,700	UPM-Kymmene OYJ	148,610
		720,522
France — 3.7%
2,900	Alcatel-Lucent†	10,426
2,300	AXA SA	54,955
4,700	BNP Paribas	319,407
1,875	Christian Dior SA	373,310
2,775	Cie Generale des Etablissements Michelin, ClassB	331,341
2,700	Eiffage SA	183,592
5,000	Electricite de France SA	157,439
1,833	Eutelsat Communications SA	63,696
3,406	LVMH Moet Hennessy Louis Vuitton SA	657,252
828	Renault SA	74,847
1,400	Safran SA	91,651
8,325	Societe Generale	436,585
3,300	Sodexo	355,077
3,100	Technip SA	338,710
200	Vinci SA	14,952
		3,463,240
Germany — 5.2%
1,300	Allianz SE	216,988
700	Axel Springer SE	43,020
3,200	BASF SE	372,236
3,605	Bayer AG	508,569
2,750	Bayerische Motoren Werke AG	348,232
1,600	Bilfinger SE	182,202
2,035	Brenntag AG	363,562
1,200	Continental AG	277,453
1,100	Daimler AG	102,756
3,100	Deutsche Lufthansa AG	66,548
34,700	Deutsche Telekom AG	608,604
25,800	E.ON SE	531,882
2,350	Fresenius SE & Co. KGaA	350,469
1,500	Hannover Rueck SE	135,077
1,100	K+S AG	36,122
400	Muenchener Rueckversicherungs AG	88,580
5,000	SAP AG	385,273
200	Siemens AG	26,407
4,200	Wincor Nixdorf AG	239,196
		4,883,176
Guernsey — 0.0%
3,000	Friends Life Group, Ltd.	16,177

Hong Kong — 3.0%
6,500	Biostime International Holdings, Ltd.	36,039
11,000	Cheung Kong Infrastructure Holdings, Ltd.	75,989
65,000	China Everbright International, Ltd.	92,838
24,000	China Everbright, Ltd.	32,256
142,000	China Unicom Hong Kong, Ltd.	218,357
2,000	Galaxy Entertainment Group, Ltd.	15,985
307,000	GOME Electrical Appliances Holding, Ltd.	50,269
70,000	Guangdong Investment, Ltd.	80,843
94,000	Haier Electronics Group Co., Ltd.	245,676

Shares		Value
Hong Kong (continued)
270,000	Hanergy Solar Group, Ltd.	$41,459
11,000	Hong Kong & China Gas Co., Ltd.	24,080
88,000	Hutchison Whampoa, Ltd.	1,203,538
168,000	Lenovo Group, Ltd.(b)	229,511
111,000	PCCW, Ltd.	66,180
119,000	Techtronic Industries Co.	381,478
		2,794,498
India — 0.5%
8,800	Infosys, Ltd. ADR(b)	473,176

Indonesia — 0.6%
308,100	Astra International	189,163
231,100	Bank Mandiri	189,279
335,000	Indofood Sukses Makmur	189,506
		567,948
Ireland — 2.8%
16,225	Covidien PLC	1,463,171
5,100	Experian PLC	86,165
7,365	Perrigo Co. PLC(b)	1,073,522
		2,622,858
Israel — 0.1%
29,600	Bezeq The Israeli Telecommunication Corp., Ltd.	55,399
14	Delek Group, Ltd.	5,791
8,200	Israel Chemicals, Ltd.	70,258
		131,448
Italy — 1.3%
6,500	Assicurazioni Generali SpA	142,353
24,200	Enel SPA	140,762
600	Exor SpA	24,614
4,300	Fiat SPA	42,396
66,000	Intesa Sanpaolo SpA	203,632
26,700	Mediobanca SpA	265,869
6,400	Prysmian SpA	144,529
22,200	Snam SpA	133,709
41,300	Telecom Italia SpA	52,273
56,400	Telecom Italia SpA	55,790
10,300	Terna Rete Elettrica Nazionale SpA	54,270
		1,260,197
Japan — 12.4%
11,000	Aozora Bank, Ltd.	36,166
6,000	Asahi Glass Co., Ltd.	35,374
19,900	Astellas Pharma, Inc.	261,696
1,300	Bridgestone Corp.	45,530
2,300	Calbee, Inc.	63,387
3,900	Canon, Inc.	127,460
5,200	Citizen Holdings Co., Ltd.	40,834
3,000	Dai Nippon Printing Co., Ltd.	31,344
2,300	Daihatsu Motor Co., Ltd.	40,931
2,300	Daito Trust Construction Co., Ltd.	270,455
1,000	Dena Co., Ltd.	13,531
2,000	Eisai Co., Ltd.	83,931
5,100	FANUC Corp.	880,708
3,200	Fuji Heavy Industries, Ltd.	88,732
11,100	GungHo Online Entertainment, Inc.	71,725
3,400	Hino Motors, Ltd.	46,908
1,000	Hirose Electric Co., Ltd.	148,662
2,000	Hitachi Metals, Ltd.	30,493
43,000	Hitachi, Ltd.	315,150
2,600	INPEX Corp.	39,552
1,600	Isetan Mitsukoshi Holdings, Ltd.	20,848
45,200	ITOCHU Corp.	580,268

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Japan (continued)
1,500	Japan Airlines Co., Ltd.	$82,934
9,000	Japan Tobacco, Inc.	328,159
17,900	JFE Holdings, Inc.	370,247
11,000	JGC Corp.	334,614
1,400	JSR Corp.	24,035
1,000	Kamigumi Co., Ltd.	9,205
16,000	Kansai Paint Co., Ltd.	267,429
7,000	Keikyu Corp.	62,924
4,000	Keisei Electric Railway Co., Ltd.	39,864
3,000	Kikkoman Corp.	62,527
102,000	Kobe Steel, Ltd.	153,404
2,800	Koito Manufacturing Co., Ltd.	71,752
600	Kurita Water Industries, Ltd.	13,896
900	Lawson, Inc.	67,552
800	Makita Corp.	49,443
1,600	Maruichi Steel Tube, Ltd.	42,973
13,000	Mazda Motor Corp.	61,008
1,200	Miraca Holdings, Inc.	58,157
500	Mitsubishi Motors Corp.	5,525
2,000	Mitsui OSK Lines, Ltd.	7,451
3,400	MS&AD Insurance Group Holdings, Inc.	82,174
2,600	Nexon Co., Ltd.	24,849
3,000	NH Foods, Ltd.	58,573
3,800	NHK Spring Co., Ltd.	35,662
4,000	Nippon Steel & Sumitomo Metal Corp.	12,814
1,300	Nippon Telegraph & Telephone Corp.	81,026
5,000	Nippon Yusen KK	14,423
65,200	Nissan Motor Co., Ltd.	617,409
2,800	Nitto Denko Corp.	131,156
37,100	Nomura Holdings, Inc.	262,791
2,900	Nomura Real Estate Holdings, Inc.	54,928
900	Nomura Research Institute, Ltd.	28,355
24,200	ORIX Corp.	401,255
600	Otsuka Corp.	29,097
300	Otsuka Holdings Co., Ltd.	9,303
1,200	Park24 Co., Ltd.	21,825
103,200	Resona Holdings, Inc.	601,381
42,300	Ricoh Co., Ltd.	504,158
700	Santen Pharmaceutical Co., Ltd.	39,434
16,300	Sega Sammy Holdings, Inc.	320,989
19,500	Sekisui House, Ltd.	267,588
6,000	Seven & I Holdings Co., Ltd.	252,899
700	Shimamura Co., Ltd.	68,903
500	Shimano, Inc.	55,483
900	Shionogi & Co., Ltd.	18,798
5,100	Shiseido Co., Ltd.	93,019
3,000	Showa Shell Sekiyu	34,101
6,300	Sundrug Co., Ltd.	280,624
1,800	Suntory Beverage & Food, Ltd.	70,555
29,400	Sysmex Corp.	1,105,479
1,600	T&D Holdings, Inc.	21,762
4,000	Taisei Corp.	22,169
2,400	Takeda Pharmaceutical Co., Ltd.	111,391
700	THK Co., Ltd.	16,503
1,700	Toho Co., Ltd.	39,870
8,200	Tokio Marine Holdings, Inc.	269,893
1,700	Toyoda Gosei Co., Ltd.	35,338
600	Toyota Motor Corp.	35,924
400	Trend Micro, Inc.	13,181
5,000	Yokohama Rubber Co., Ltd.	43,283
		11,575,149
Jersey — 0.0%
400	Shire PLC	31,377

Shares		Value
Luxembourg — 0.4%
1,000	ArcelorMittal	$14,908
18,300	Subsea 7 SA	341,103
		356,011
Malaysia — 0.6%
90,700	AMMB Holdings BHD	201,156
66,600	Axiata Group BHD	144,570
65,600	Genting BHD	204,099
		549,825
Mexico — 1.7%
128,100	Alfa SAB de CV, ClassA	354,476
8,800	Grupo Aeroportuario del Pacifico SAB de CV, ClassB	59,596
9,500	Grupo Carso SAB de CV	49,354
45,600	Grupo Financiero Banorte SAB de CV, ClassO	326,108
13,500	OHL Mexico SAB de CV†	41,207
8,600	Promotora y Operadora de Infraestructura SAB de CV†	114,740
245,500	Wal-Mart de Mexico SAB de CV(b)	658,149
		1,603,630
Netherlands — 6.0%
7,500	Aegon NV	65,426
2,000	Airbus Group NV	134,096
12,825	ASML Holding NV, ClassG(b)	1,196,188
5,015	Core Laboratories NV	837,806
2,000	Corio NV(a)	102,079
6,100	Delta Lloyd NV	154,876
15,600	ING Groep NV, CVA†	218,907
6,200	Randstad Holding NV	336,097
7,400	Reed Elsevier NV	169,928
1,700	Royal Dutch Shell PLC, ClassA	70,248
2,800	Royal Dutch Shell PLC, ClassB	121,688
12,650	SBM Offshore NV	203,958
22,870	Sensata Technologies Holding NV†(b)	1,069,858
25,390	Yandex NV, ClassA†	904,900
		5,586,055
New Zealand — 0.1%
2,500	Fletcher Building, Ltd.	19,272
10,200	Telecom Corp. of New Zealand, Ltd.	23,939
		43,211
Norway — 1.5%
4,600	DnB NOR ASA	84,048
1,500	Norsk Hydro ASA	8,032
9,800	Orkla ASA	87,210
15,675	Statoil ASA	481,831
49,200	Storebrand ASA	276,796
18,600	Telenor ASA	423,493
200	Yara International ASA	10,020
		1,371,430
Portugal — 0.5%
30,884	Jeronimo Martins SGPS SA	507,781

Russia — 0.6%
9,925	Lukoil OAO ADR	593,714

Singapore — 0.6%
5,000	Global Logistic Properties, Ltd.	10,836
23,000	Keppel Corp., Ltd.	199,099
18,800	United Overseas Bank, Ltd.	339,956
5,000	UOL Group, Ltd.	26,172

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
Singapore (continued)
1,000	Wilmar International, Ltd.	$2,560
		578,623
South Africa — 2.0%
1,200	Assore, Ltd.	40,237
22,700	FirstRand, Ltd.	86,962
18,000	Growthpoint Properties, Ltd.(a)	41,815
2,500	Kumba Iron Ore, Ltd.	79,986
400	Naspers, Ltd., ClassN	47,097
23,800	Netcare, Ltd.	64,215
23,900	Redefine Properties, Ltd.(a)	21,558
25,200	Remgro, Ltd.	545,099
22,800	RMB Holdings, Ltd.	112,786
5,700	Sanlam, Ltd.	33,095
4,000	Sasol, Ltd.	237,616
37,769	Shoprite Holdings, Ltd.	547,249
3,000	Vodacom Group, Ltd.	37,080
		1,894,795
South Korea — 1.6%
1,500	Hanwha Corp.	38,306
1,200	Hyundai Motor Co.	272,065
4,500	Industrial Bank of Korea	60,031
1,000	Kangwon Land, Inc.	29,363
6,500	Korea Electric Power Corp.	239,288
800	KT&G Corp.	70,791
200	NAVER Corp.	164,793
400	NCSoft Corp.	72,146
100	Samsung Electronics Co., Ltd.	130,595
1,400	Samsung Securities Co., Ltd.	61,273
2,400	SK Hynix, Inc.	115,243
3,900	SK Networks Co., Ltd.	41,383
965	SK Telecom Co., Ltd.	225,573
		1,520,850
Spain — 3.5%
600	ACS Actividades de Construccion y Servicios SA	27,462
1,200	Amadeus IT Holding SA, ClassA	49,468
6,900	Banco Bilbao Vizcaya Argentaria SA	87,943
52,200	Banco Santander SA	545,452
60,284	CaixaBank SA	371,895
12,600	Enagas SA	405,580
12,100	Ferrovial SA	269,600
6,900	Grifols SA	377,016
6,918	Inditex SA	1,064,714
25,000	Mapfre SA	99,612
		3,298,742
Sweden — 2.8%
4,900	Boliden AB	71,088
3,700	Electrolux AB, ClassB	93,376
4,300	Elekta AB, ClassB	54,614
4,300	Hennes & Mauritz AB, ClassB	187,737
12,400	Husqvarna AB, ClassB	96,368
933	Nordea Bank AB	13,153
13,100	Sandvik AB	178,909
30,400	Securitas AB, ClassB	360,460
10,100	Skandinaviska Enskilda Banken AB, ClassA	134,812
34,653	Svenska Cellulosa AB, ClassB	902,499
14,550	Swedbank AB, ClassA	385,388
7,400	Tele2 AB, ClassB	87,087
900	Telefonaktiebolaget LM Ericsson, ClassB	10,873
6,800	TeliaSonera AB	49,653
		2,626,017

Shares		Value
Switzerland — 6.3%
12,155	ACE, Ltd.	$1,260,474
5,750	Aryzta AG	544,549
8,300	Credit Suisse Group AG	236,048
1,400	Lonza Group AG	152,248
16,631	Nestle SA	1,288,685
1,800	Novartis AG	163,005
1,775	Roche Holding AG	528,873
473	SGS SA	1,131,854
15,400	STMicroelectronics NV	137,969
600	Swiss Re, Ltd.	53,350
5,100	Transocean, Ltd.	229,134
2,200	UBS AG	40,336
500	Zurich Insurance Group AG	150,593
		5,917,118
Taiwan — 2.3%
101,090	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(b)	2,162,315

Thailand — 0.2%
35,000	PTT Exploration & Production PLC	180,652

Turkey — 0.2%
46,600	KOC Holding AS	228,722

United Kingdom — 9.3%
2,800	3i Group PLC	19,243
25,060	Aberdeen Asset Management PLC	194,485
500	Admiral Group PLC	13,248
15,700	AMEC PLC	326,007
15,180	ARM Holdings PLC ADR(b)	686,743
2,600	ARM Holdings PLC	39,096
18,101	ASOS PLC†	916,703
1,000	AstraZeneca PLC	74,397
9,900	BAE Systems PLC	73,326
76,275	Barclays PLC	277,851
29,380	BHP Billiton PLC	955,110
57,000	BP PLC	501,935
12,430	British American Tobacco PLC	739,609
6,700	British Sky Broadcasting Group PLC	103,617
32,900	BT Group PLC, ClassA	216,187
400	Burberry Group PLC	10,152
700	Capita Group PLC (The)	13,714
4,100	Diageo PLC	130,581
40,800	G4S PLC	178,124
8,792	GlaxoSmithKline PLC	234,088
21,100	HSBC Holdings PLC	214,060
7,700	ICAP PLC	50,026
13,900	ITV PLC	42,359
6,500	J Sainsbury PLC	35,086
9,904	Lloyds Banking Group PLC†	12,589
4,100	National Grid PLC	59,027
2,170	Next PLC	240,224
400	Persimmon PLC	8,712
25,270	Prudential PLC	578,970
7,700	Reed Elsevier PLC	123,738
500	Rio Tinto PLC	26,997
21,000	Rolls-Royce Holdings PLC	383,684
3,900	RSA Insurance Group PLC†	31,675
1,500	Scottish & Southern Energy PLC	40,183
4,100	Segro PLC(a)	24,204
16,500	Smith & Nephew PLC	292,015
1,400	Tate & Lyle PLC	16,380
6,100	Tesco PLC	29,647

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

Shares		Value
United Kingdom (continued)
1,100	Travis Perkins PLC	$30,806
13,200	TUI Travel PLC	89,858
7,800	Vodafone Group PLC	26,070
700	Weir Group PLC	31,365
25,670	WH Smith PLC	469,729
32,000	WM Morrison Supermarkets PLC	100,360
		8,661,980
United States — 1.2%
24,285	Coca-Cola Enterprises, Inc.	1,160,337

Total Common Stock
(Cost $84,292,128)		89,070,049

SHORT-TERM INVESTMENTS (d)— 13.4%
1,287,866	Northern Trust Institutional Government Select Portfolio, 0.010%	1,287,866
11,257,840	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(e)	11,257,840

Total Short-Term Investments
(Cost $12,545,706)		12,545,706

EXCHANGE TRADED FUNDS — 1.9%
23,784	iShares MSCI Emerging Markets ETF	1,028,182
26,084	iShares MSCI India ETF	775,608
Total Exchange Traded Fund
(Cost $1,775,183)		1,803,790

PREFERRED STOCK — 1.5%
Brazil — 0.6%
3,200	AES Tiete SA	28,242
600	Cia Brasileira de Distribuicao, ClassPreference	27,970
600	Cia Energetica de Minas Gerais	4,385
5,700	Cia Energetica de Sao Paulo, ClassPreference	71,537
30,900	Itausa - Investimentos Itau SA	120,831
2,000	Metalurgica Gerdau SA, ClassA	14,103
46,900	Oi SA, ClassPreference	41,604
28,100	Petroleo Brasileiro SA	219,891
3,600	Suzano Papel e Celulose SA, ClassA	13,556
		542,119
Germany — 0.8%
6,500	Henkel AG & Co. KGAA	750,960
400	ProSiebenSat.1 Media AG	17,804
		768,764
South Korea — 0.1%
300	Hyundai Motor Co.	44,926
400	Hyundai Motor Co.	63,268
		108,194
Total Preferred Stock
(Cost $1,292,294)		1,419,077

Shares		Value

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC†	$—

Total Update Asset Type Global Rule for Private Company
(Cost $–)		—
Total Investments — 111.9%
(Cost $99,905,311)		104,838,622
Other Assets & Liabilities, Net — (11.9)%		(11,172,536)
NET ASSETS — 100.0%		$93,666,086

†	Non-income producing security.
(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $10,488,542.
(c)	Security traded on the Toronto Stock Exchange.
(d)	Rate shown is the 7-day effective yield as of June 30, 2014.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $11,257,840.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $663,336.

ADR — American Depositary Receipt
ETF— Exchange Traded Fund
Ltd. — Limited
MSCI— Morgan Stanley Capital International
PLC— Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$—	$2,077,702	*	$—		$2,077,702
Austria	—	252,980	*	—		252,980
Belgium	—	809,508	*	—		809,508
Bermuda	1,308,593	81,953	*	—		1,390,546
Brazil	1,104,123	—		—		1,104,123
Canada	7,911,008	—		—		7,911,008
China	272,738	3,428,568	*	—		3,701,306
Denmark	1,520,344	2,920,958	*	—		4,441,302
Finland	—	720,522	*	—		720,522
France	—	3,463,240	*	—		3,463,240
Germany	—	4,883,176	*	—		4,883,176
Guernsey	—	16,177	*	—		16,177
Hong Kong	—	2,794,498	*	—		2,794,498
India	473,176	—		—		473,176
Indonesia	—	567,948	*	—		567,948
Ireland	2,536,693	86,165	*	—		2,622,858
Israel	—	131,448	*	—		131,448
Italy	—	1,260,197	*	—		1,260,197
Japan	—	11,575,149	*	—		11,575,149
Jersey	—	31,377	*	—		31,377
Luxembourg	—	356,011	*	—		356,011
Malaysia	—	549,825	*	—		549,825
Mexico	1,603,630	—		—		1,603,630
Netherlands	4,008,752	1,577,303	*	—		5,586,055
New Zealand	—	43,211	*	—		43,211
Norway	—	1,371,430	*	—		1,371,430
Portugal	—	507,781	*	—		507,781
Russia	593,714	—		—		593,714
Singapore	—	578,623	*	—		578,623
South Africa	—	1,894,795	*	—		1,894,795
South Korea	—	1,520,850	*	—		1,520,850
Spain	—	3,298,742	*	—		3,298,742
Sweden	—	2,626,017	*	—		2,626,017
Switzerland	1,260,474	4,656,644	*	—		5,917,118
Taiwan	2,162,315	—		—		2,162,315
Thailand	—	180,652	*	—		180,652
Turkey	—	228,722	*	—		228,722
United Kingdom	686,743	7,975,237	*	—		8,661,980
United States	1,160,337	—		—		1,160,337
Total Common Stock	26,602,640	62,467,409		—		89,070,049
Short-Term Investments	12,545,706	—		—		12,545,706
Exchange Traded Funds	1,803,790	—		—		1,803,790
Preferred Stock	542,119	876,958		—		1,419,077
Private Company
Malta	—	—		—	^	—
Total Investments in Securities	$41,494,255	$63,344,367		$—		$104,838,622

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2014 and the value has remained $0 throughout the six months ended June 30, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the six months ended June 30, 2014.

For the six months ended June 30, 2014, the transfers out of Level 1 and into Level 2 were $24,888,059 and the transfers out of Level 2 into Level 1 were $(0).  The transfers were related to the fair value of certain foreign securities.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 5, 2014

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 5, 2014

*	Print the name and title of each signing officer under his or her signature.